                                          Registration No. 33-36700/811-6167
------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                                                                  -

         Pre-Effective Amendment No.                             / /
                                     --------------               -

         Post-Effective Amendment No.      13                    /X/
                                     --------------               -


                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                       Amendment No.       14                    /X/
                                    -------------

                          (Check appropriate box or boxes.)


                              SAFECO Common Stock Trust
               --------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                      SAFECO Plaza, Seattle, Washington    98185
               --------------------------------------------------
                   (Address of Principal Executive Offices) ZIP Code

                      Registrant's Telephone Number, including
                      Area Code       (206) 545-5180

                        Name and Address of Agent for Service
                        -------------------------------------

                        DAVID F. HILL
                        SAFECO Plaza
                        Seattle, Washington 98185

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective


      immediately upon filing pursuant to paragraph (b)
  ---
   X  on April 30, 1997 pursuant to paragraph (b)
  ---
      75 days after filing pursuant to paragraph (a)
  ---
      on ________, 199_ pursuant to paragraph (a) of Rule 485
  ---


------------------------------------------------------------------------------
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Registrant is registering an indefinite number of its shares under the
Securities Act of 1933 by declaration made pursuant to Section 24(f) of the Investment Company Act of 1940 (Act). Pursuant to Rule 24f-2 under the Act, Registrant will filed a Rule 24f-2 Notice on or about February 26, 1997.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                              SAFECO COMMON STOCK TRUST

                          Contents of Registration Statement

    This registration statement consists of the following papers and documents:

    Cover Sheet

    Contents of Registration Statement

    Cross Reference Sheets

    No-Load Class of:

         SAFECO Growth Fund
         SAFECO Equity Fund
         SAFECO Income Fund
         SAFECO Northwest Fund
         SAFECO International Stock Fund
         SAFECO Balanced Fund
         SAFECO Small Company Stock Fund
         SAFECO U.S. Value Fund
         -------------------------------

         PART A - Prospectus

    Advisor Class A and Advisor Class B Shares of:

         SAFECO Growth Fund
         SAFECO Equity Fund
         SAFECO Income Fund
         SAFECO Northwest Fund
         SAFECO International Stock Fund,
         SAFECO Balanced Fund
         SAFECO Small Company Stock Fund
         SAFECO U.S. Value Fund
         SAFECO Municipal Bond Fund
         SAFECO California Tax-Free Income Fund
         SAFECO Washington State Municipal Bond Fund
         SAFECO Money Market Fund
         SAFECO Intermediate-Term U.S. Treasury Fund
         SAFECO High-Yield Bond Fund
         SAFECO Managed Bond Fund
         -------------------------------------------

         PART A - Prospectus

         SAFECO Growth Fund
         SAFECO Equity Fund
         SAFECO Income Fund
         SAFECO Northwest Fund
         SAFECO International Fund
         SAFECO Balanced Fund
         SAFECO Small Company Fund
         SAFECO U.S. Value Fund
         -------------------------

         PART B - Statement of Additional Information

    Advisor Class A and Advisor Class B Shares of:

         SAFECO Growth Fund
         SAFECO Equity Fund
         SAFECO Income Fund
         SAFECO Northwest Fund
         SAFECO International Stock Fund
         SAFECO Balanced Fund
         SAFECO Small Company Stock Fund
         SAFECO U.S. Value Fund

         PART B - Statement of Additional Information

    PART C - Other Information

    Signature Page

    Exhibits

    This filing is made to update the Registration Statement of SAFECO Common Stock Trust. No changes are hereby made to the Prospectuses and Statements of Additional Information relating to the SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, or SAFECO Managed Bond Trust.

                              SAFECO COMMON STOCK TRUST

                                  SAFECO Growth Fund
                                  SAFECO Equity Fund
                                  SAFECO Income Fund
                                SAFECO Northwest Fund
                           SAFECO International Stock Fund
                                 SAFECO Balanced Fund
                           SAFECO Small Company Stock Fund
                               SAFECO U.S. Value Fund

                                    No-Load Class


                                Part A
                                ------

Item No.                                    Location in Prospectus
--------                                    -----------------------

Item 1.  Cover Page                         Cover page

Item 2.  Synopsis                           Introduction to the
                                            Trust and the Funds;
                                            Expenses

Item 3.  Condensed Financial Information    Financial Highlights;
                                            Performance Information

Item 4.  General Description of Registrant  Introduction to the
                                            Trust and the Funds; Each Fund's
                                            Investment Objective and Policies;
                                            Information about Share Ownership
                                            and Companies that Provide Services
                                            to the Trust; Risk Factors;
                                            Description of Stocks, Bonds and
                                            Convertible Securities; Ratings
                                            Supplement

Item 5.  Management of the Trust            Expenses; Sub-Adviser Information
                                            for the International Fund;
                                            Portfolio Managers; Information
                                            about Share Ownership and Companies
                                            that Provide Services to the Trust

Item 6.  Capital Stock and                  Cover Page; Share Price
         Other Securities                   Calculation; Fund Distributions and
                                            How They Are Taxed; Information
                                            About Share Ownership and Companies
                                            that Provide Services to the Trust;
                                            Persons Controlling Certain Funds

Item 7.  Purchase of Securities             How to Purchase Shares;
         Being Offered                      How to Exchange Shares From One
                                            Fund to Another; How to
                                            Systematically Purchase or Redeem
                                            Shares; Telephone Transactions;
                                            Transactions Through Registered
                                            Investment     Advisers; Share
                                            Price Calculation; Information
                                            about share ownership and
                                            companies that provide services
                                            to the Trust; Tax-Deferred
                                            Retirement Plans; Share Price
                                            Calculation; Account Statements

Item 8.  Redemption or Repurchase           How to Redeem Shares;
                                            How to Exchange Shares
                                            From One Fund to
                                            Another; How to Systematically
                                            Purchase or Redeem Shares; Account
                                            Changes and Signature Requirements;
                                            Account Statements; Telephone
                                            Transactions; Transactions Through
                                            Registered Investment Advisers

Item 9.  Pending Legal Proceedings          Not applicable


                              SAFECO COMMON STOCK TRUST
                                  SAFECO Growth Fund
                                  SAFECO Equity Fund
                                  SAFECO Income Fund
                                SAFECO Northwest Fund
                                 SAFECO Balanced Fund
                           SAFECO International Stock Fund
                           SAFECO Small Company Stock Fund
                                SAFECO U.S. Value Fund
                             SAFECO TAX-EXEMPT BOND TRUST
                              SAFECO Municipal Bond Fund
                        SAFECO California Tax-Free Income Fund
                     SAFECO Washington State Municipal Bond Fund

                              SAFECO MONEY MARKET TRUST
                               SAFECO Money Market Fund


                              SAFECO TAXABLE BOND TRUST
                     SAFECO Intermediate-Term U.S. Treasury Fund
                             SAFECO High-Yield Bond Fund

                              SAFECO MANAGED BOND TRUST
                               SAFECO Managed Bond Fund

                      Advisor Class A and Advisor Class B Shares

                           Form N-1A Cross Reference Sheet

                                  Part A
                                  ------

Item No.                                    Location in Prospectus
--------                                    ----------------------

Item 1.  Cover Page                         Cover page

Item 2.  Synopsis                           Introduction to the Trusts and the
                                            Funds; Expenses

Item 3.  Condensed Financial Information    Financial Highlights; Performance
                                            Information

Item 4.  General Description of Registrant  Introduction to the Trust and the
                                            Funds; Each Fund's Investment
                                            Objective and Policies; Risk
                                            Factors; Information About Share
                                            Ownership and Companies that
                                            Provide Services to the Trusts;
                                            Risk Factors; Description of
                                            Stocks, Bonds and Convertible
                                            Securities; Ratings Supplement

Item 5.  Management of the Trust            Expenses; Sub-Adviser Information
                                            for the International Fund;
                                            Information About Share Ownership
                                            and Companies that Provide Services
                                            to the Trusts; Portfolio Managers

Item 6.  Capital Stock and Other            Cover Page; Share Price
         Securities                         Calculation; Information About Share
                                            Ownership and Companies That Provide
                                            Services to the Trusts; Fund
                                            Distributions and How They Are
                                            Taxed; Persons Controlling Certain
                                            Funds


Item 7.  Purchase of Securities             How to Purchase Shares; How to
         Being Offered                      Systematically Purchase or
                                            Redeem Shares; Telephone
                                            Transactions; Distribution Plans;
                                            Share Price Calculation; How to
                                            Exchange Shares from One Fund to
                                            Another; Tax-Deferred Retirement
                                            Plans; Transactions Through
                                            Registered Investment Advisors;
                                            Account Statements

Item 8.  Redemption or Repurchase           How to Redeem Shares; How to
                                            Systematically Purchase or Redeem
                                            Shares; Telephone Transactions;
                                            Account Statements; Account
                                            Changes and Signature
                                            Requirements; How to Exchange
                                            Shares from One Fund to Another;
                                            Transactions Through Registered
                                            Investment Advisors



                              SAFECO COMMON STOCK TRUST

                                  SAFECO Growth Fund
                                  SAFECO Equity Fund
                                  SAFECO Income Fund
                                SAFECO Northwest Fund
                           SAFECO International Stock Fund
                                 SAFECO Balanced Fund
                           SAFECO Small Company Stock Fund
                               SAFECO U.S. Value Fund

                                    No-Load Class

                           Form N-1A Cross Reference Sheet


                                  Part B
                                  ------

                                            Location in Statement of
Item No.                                    Additional Information
--------                                    ------------------------

Item 10. Cover Page                         Cover page

Item 11. Table of Contents                  Table of Contents

Item 12. General Information and History    Not applicable

Item 13. Investment Objectives and          Investment Policies;
         Policies                           Investment Policies of the Growth,
                                            Equity, Income, Northwest, Balanced,
                                            International and Small Company
                                            Funds; Additional Investment
                                            Information; Special Risks of
                                            Below Investment Grade Bonds;
                                            Special Risks of Foreign Investment
                                            and Foreign Currency Transactions;
                                            Description of Commercial Paper
                                            and Preferred Stock Ratings


Item 14. Management of the Trust            Trustees and Officers

Item 15. Control Persons and Principal      Principal Shareholders
         Holders of Securities              of Certain Funds

Item 16. Investment Advisory and Other      Investment Advisory and
         Services                           Other Services

Item 17. Brokerage Allocation and Other     Brokerage Practices
         Practices

Item 18. Capital Stock and Other            Additional Information on
         Securities                         Calculation of Net Asset Value Per
                                            Share

Item 19. Purchase, Redemption and Pricing   Additional Information on
         of Securities Being Offered        Calculation of Net Asset Value
                                            Per Share; Redemption in Kind

Item 20. Tax Status                         Additional Tax Information

Item 21. Underwriters                       Investment Advisory and
                                            Other Services

Item 22. Calculation of Performance Data    Additional Performance
                                            Information

Item 23. Financial Statements               Financial Statements


                              SAFECO COMMON STOCK TRUST

                                  SAFECO Growth Fund
                                  SAFECO Equity Fund
                                  SAFECO Income Fund
                                SAFECO Northwest Fund
                           SAFECO International Stock Fund
                                 SAFECO Balanced Fund
                           SAFECO Small Company Stock Fund
                                SAFECO U.S. Value Fund

                     Advisor Class A and Advisor Class B Shares

                                    Part B
                                    ------

                                            Location in Statement
Item No.                                    of Additional Information
--------                                    -------------------------

Item 10. Cover Page                         Cover page

Item 11. Table of Contents                  Table of Contents

Item 12. General Information and History    Not applicable

Item 13. Investment Objectives and          Investment Policies;
         Policies                           Investment Policies of the Growth,
                                            Equity, Income, Northwest, Balanced,
                                            International and Small Company
                                            Funds; Additional Investment
                                            Information; Special Risks of
                                            Below Investment Grade Bonds;
                                            Special Risks of Foreign Investment
                                            and Foreign Currency Transactions;
                                            Description of Commercial Paper
                                            and Preferred Stock Ratings


Item 14. Management of the Trust            Trustees and Officers

Item 15. Control Persons and Principal      Principal Shareholders
         Holders of Securities              of Certain Funds

Item 16. Investment Advisory and Other      Investment Advisory and
         Services                           Other Services

Item 17. Brokerage Allocation and Other     Brokerage Practices
         Practices

Item 18. Capital Stock and Other            Additional Information on
         Securities                         Calculation of Net Asset Value Per
                                            Share

Item 19. Purchase, Redemption and Pricing   Additional Information on
         of Securities Being Offered        Calculation of Net Asset Value
                                            Per Share; Redemption in Kind

Item 20. Tax Status                         Additional Tax Information

Item 21. Underwriters                       Investment Advisory and
                                            Other Services

Item 22. Calculation of Performance Data    Additional Performance
                                            Information

Item 23. Financial Statements               Financial Statements

                                        Part C
                                        ------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.


                              SAFECO COMMON STOCK TRUST
                                  SAFECO Growth Fund
                                  SAFECO Equity Fund
                                  SAFECO Income Fund
                                SAFECO Northwest Fund
                                 SAFECO Balanced Fund
                           SAFECO International Stock Fund
                           SAFECO Small Company Stock Fund
                                SAFECO U.S. Value Fund
                             SAFECO TAX-EXEMPT BOND TRUST
                              SAFECO Municipal Bond Fund
                        SAFECO California Tax-Free Income Fund
                     SAFECO Washington State Municipal Bond Fund

                              SAFECO MONEY MARKET TRUST
                               SAFECO Money Market Fund


                              SAFECO TAXABLE BOND TRUST
                     SAFECO Intermediate-Term U.S. Treasury Fund
                             SAFECO High-Yield Bond Fund

                              SAFECO MANAGED BOND TRUST
                               SAFECO Managed Bond Fund

                      Advisor Class A and Advisor Class B Shares

                           Form N-1A Cross Reference Sheet

                                  Part A
                                  ------

Item No.                                    Location in Prospectus
--------                                    ----------------------

Item 1.  Cover Page                         Cover page

Item 2.  Synopsis                           Introduction to the Trusts and the
                                            Funds; Expenses

Item 3.  Condensed Financial Information    Financial Highlights; Performance
                                            Information

Item 4.  General Description of Registrant  Introduction to the Trust and the
                                            Funds; Each Fund's Investment
                                            Objective and Policies; Risk
                                            Factors; Information About Share
                                            Ownership and Companies that
                                            Provide Services to the Trusts;
                                            Risk Factors; Description of
                                            Stocks, Bonds and Convertible
                                            Securities; Ratings Supplement

Item 5.  Management of the Trust            Expenses; Sub-Adviser Information
                                            for the International Fund;
                                            Information About Share Ownership
                                            and Companies that Provide Services
                                            to the Trusts; Portfolio Managers

Item 6.  Capital Stock and Other            Cover Page; Share Price
         Securities                         Calculation; Information About Share
                                            Ownership and Companies That Provide
                                            Services to the Trusts; Fund
                                            Distributions and How They Are
                                            Taxed; Persons Controlling Certain
                                            Funds


Item 7.  Purchase of Securities             How to Purchase Shares; How to
         Being Offered                      Systematically Purchase or
                                            Redeem Shares; Telephone
                                            Transactions; Distribution Plans;
                                            Share Price Calculation; How to
                                            Exchange Shares from One Fund to
                                            Another; Tax-Deferred Retirement
                                            Plans; Transactions Through
                                            Registered Investment Advisors;
                                            Account Statements

Item 8.  Redemption or Repurchase           How to Redeem Shares; How to
                                            Systematically Purchase or Redeem
                                            Shares; Telephone Transactions;
                                            Account Statements; Account
                                            Changes and Signature
                                            Requirements; How to Exchange
                                            Shares from One Fund to Another;
                                            Transactions Through Registered
                                            Investment Advisors


Item 9.  Pending Legal Proceedings          Not applicable


                              SAFECO COMMON STOCK TRUST

                                  SAFECO Growth Fund
                                  SAFECO Equity Fund
                                  SAFECO Income Fund
                                SAFECO Northwest Fund
                           SAFECO International Stock Fund
                                 SAFECO Balanced Fund
                           SAFECO Small Company Stock Fund
                                SAFECO U.S. Value Fund

                     Advisor Class A and Advisor Class B Shares

                                    Part B
                                    ------

                                            Location in Statement
Item No.                                    of Additional Information
--------                                    -------------------------

Item 10. Cover Page                         Cover page

Item 11. Table of Contents                  Table of Contents

Item 12. General Information and History    Not applicable

Item 13. Investment Objectives and          Investment Policies;
         Policies                           Investment Policies of the Growth,
                                            Equity, Income, Northwest, Balanced,
                                            International and Small Company
                                            Funds; Additional Investment
                                            Information; Special Risks of
                                            Below Investment Grade Bonds;
                                            Special Risks of Foreign Investment
                                            and Foreign Currency Transactions;
                                            Description of Commercial Paper
                                            and Preferred Stock Ratings


Item 14. Management of the Trust            Trustees and Officers

Item 15. Control Persons and Principal      Principal Shareholders
         Holders of Securities              of Certain Funds

Item 16. Investment Advisory and Other      Investment Advisory and
         Services                           Other Services

Item 17. Brokerage Allocation and Other     Brokerage Practices
         Practices

Item 18. Capital Stock and Other            Additional Information on
         Securities                         Calculation of Net Asset Value Per
                                            Share

Item 19. Purchase, Redemption and Pricing   Additional Information on
         of Securities Being Offered        Calculation of Net Asset Value
                                            Per Share; Redemption in Kind

Item 20. Tax Status                         Additional Tax Information

Item 21. Underwriters                       Investment Advisory and
                                            Other Services

Item 22. Calculation of Performance Data    Additional Performance
                                            Information

Item 23. Financial Statements               Financial Statements

SAFECO GROWTH FUND
SAFECO EQUITY FUND
SAFECO INCOME FUND
SAFECO NORTHWEST FUND
SAFECO INTERNATIONAL STOCK FUND
SAFECO BALANCED FUND
SAFECO SMALL COMPANY STOCK FUND
SAFECO U.S. VALUE FUND


NO-LOAD CLASS                                                     April 30, 1997



Each mutual fund named above ("Fund") is a series of the SAFECO Common Stock Trust ("Trust"), an open-end, management investment company. The investment objective for each Fund appears on pages 3 and 4.



This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated April 30, 1997 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling one of the numbers listed on this page. The Statement of Additional Information and other information about the Funds are also available on the Securities and Exchange Commission website (http://www.sec.gov). The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trust.


For additional assistance, please call or write:

               NATIONWIDE 1-800-624-5711; SEATTLE 1-206-545-7319
            DEAF AND HARD OF HEARING TTY/TDD SERVICE 1-800-438-8718

                              SAFECO MUTUAL FUNDS
                              NO-LOAD CLASS SHARES
                                 P.O. BOX 34890
                             SEATTLE, WA 98124-1890

                     ALL TELEPHONE CALLS ARE TAPE-RECORDED
                              FOR YOUR PROTECTION.
---------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------

                                    -- 1 --

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE FUND SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND FUND SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

---------------------------------------------------------

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, ANY FUND, OR BY SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE TRUST, ANY FUND, OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                                    -- 2 --

SAFECO GROWTH FUND ("Growth Fund") has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation.

SAFECO EQUITY FUND ("Equity Fund") has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/or dividend potential and from a long-range investment standpoint.

SAFECO INCOME FUND ("Income Fund") has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Income Fund invests primarily in common and preferred stock and in convertible bonds selected for dividend potential.

SAFECO NORTHWEST FUND ("Northwest Fund") has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington ("Northwest").

SAFECO INTERNATIONAL STOCK FUND ("International Fund") has as its investment objective to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the United States.

SAFECO BALANCED FUND ("Balanced Fund") has as its investment objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed income securities.

                                    -- 3 --

SAFECO SMALL COMPANY STOCK FUND ("Small Company Fund") has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.


SAFECO U.S. VALUE FUND ("Value Fund") has as its investment objective to seek long-term growth of capital and income. To pursue its objective, the Value Fund will primarily invest in common stocks selected for potential appreciation and income using fundamental value analysis.


There is no assurance that a Fund will achieve its investment objective.

                                    -- 4 --

TABLE OF CONTENTS


                                                                      PAGE
                                                                      -----
Introduction to the Trust and the Funds                                     6
Expenses                                                                    8
Financial Highlights                                                       10
Adviser's Institutional Private Account Performance                        18
Sub-Adviser's Institutional Private Account Performance                    20
Each Fund's Investment Objective and Policies                              22
Risk Factors                                                               39
Portfolio Managers                                                         42
How to Purchase Shares                                                     45
How to Redeem Shares                                                       48
How to Systematically Purchase or Redeem Shares                            51
How to Exchange Shares From One Fund to Another                            51
Telephone Transactions                                                     54
Transactions through Registered Investment Advisers                        55
Share Price Calculation                                                    56
Information about Share Ownership and Companies that Provide
  Services to the Trust                                                    57
Persons Controlling Certain Funds                                          63
Performance Information                                                    63
Fund Distributions and How They are Taxed                                  64
Tax-Deferred Retirement Plans                                              66
Account Statements                                                         68
Account Changes and Signature Requirements                                 68
Description of Stocks, Bonds and Convertible Securities                    69
Ratings Supplement                                                         70
Debt Securities Holdings                                                   73


                                    -- 5 --

INTRODUCTION TO THE TRUST AND THE FUNDS

The Trust is a series investment company that currently issues shares representing eight diversified mutual funds: Growth Fund, Equity Fund, Income Fund, Northwest Fund, International Fund, Balanced Fund, Small Company Fund, and the Value Fund (collectively, the "Funds").


THE FUNDS

Each Fund offers multiple classes of shares. No-Load Class shares of each Fund are offered through this prospectus.

The No-Load Class of Each Fund:

/ / Is 100% no-load; there are no initial or contingent deferred sales charges or Rule 12b-1 fees.

/ /
  Offers free exchanges as well as easy access to your money through telephone redemptions and wire transfers.

/ /
  Has a minimum initial investment requirement of $1,000 for regular accounts, $250 for individual retirement accounts ("IRAs") and accounts established under the Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA").

RISK FACTORS

There is, of course, no assurance that a Fund will achieve its investment objective. See "Each Fund's Investment Objective and Policies" for more information.

There is a risk that the market value of each Fund's portfolio of securities may decrease and result in a decrease in the value of a shareholder's investment. Because the Northwest Fund concentrates its investments primarily in the Northwest, it may be subject to special risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of the Northwest Fund. Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated

                                    -- 6 --
with U.S. investments. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests. The Small Company Fund invests in small-sized companies, which involves greater risks than investments in larger, more established issuers and their securities can be subject to more abrupt and erratic movements in price. See "Each Fund's Investment Objective and Policies" for more information.

INVESTMENT ADVISER; SUB-ADVISER OF INTERNATIONAL FUND


Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $2.5 billion in mutual fund assets as of December 31, 1996. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been advisers since 1932. The Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser") acts as a sub-adviser to the International Fund. The Sub-Adviser is a direct, wholly-owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly-owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.


                                    -- 7 --

EXPENSES
A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE NO-LOAD CLASS OF EACH FUND

                  SALES CHARGE
 SALES CHARGE      IMPOSED ON       CONTINGENT
  IMPOSED ON       REINVESTED     DEFERRED SALES    REDEMPTION     EXCHANGE
   PURCHASES        DIVIDENDS         CHARGE           FEES          FEES
---------------  ---------------  ---------------  -------------  -----------
        NONE             NONE             NONE            NONE          NONE

SAFECO Services Corporation ("SAFECO Services"), the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.

B.  ANNUAL OPERATING EXPENSES FOR THE NO-LOAD CLASS OF EACH FUND

    (as a percentage of average net assets)


                                                                                                   TOTAL
                                                                        OTHER                    OPERATING
FUND           12B-1 FEES       +       MANAGEMENT FEE       +         EXPENSES         =        EXPENSES
-------------  -----------             ----------------             --------------             -------------
Growth            None                          .71%                        .28%                      .99%
Equity            None                          .56%                        .22%                      .78%
Income            None                          .67%                        .22%                      .89%
Northwest         None                          .75%                        .50%                     1.25%
International     None                         1.10%                        .27%                     1.37%+
Balanced          None                          .73%                        .43%                     1.16%+
Small Company     None                          .83%                        .52%                     1.35%+
Value Fund        None                          .75%                        .29%                     1.04%



The amounts shown are annualized expenses based on the actual expenses paid by shareholders of each Fund (other than the Value Fund) for the three-month fiscal period ended December 31, 1996. The amounts shown for the Value Fund are estimated expenses based on the Fund's maximum management fee and estimated "Other Expenses." The management fees paid by the International and Small Company Funds are higher than the management fees paid by most other


                                    -- 8 --
investment companies. See "Information about Share Ownership and Companies that Provide Services to the Trust" for more information.

+ Net of reimbursements by SAM. Absent the reimbursements, the total operating expenses as a percentage of net assets for the International, Balanced and Small Company Funds would have been 1.68%, 1.52% and 1.58%, respectively.


C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment in No-Load Class shares assuming a 5% annual return. The example also assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Annual Operating Expenses" above remain the same in the years shown.


FUND                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------  -----------  -----------  -----------  -----------
Growth                          $      10    $      32    $      55    $     121
Equity                          $       8    $      25    $      43    $      97
Income                          $       9    $      28    $      49    $     110
Northwest                       $      13    $      40    $      69    $     151
International                   $      14    $      43    $      75    $     165
Balanced                        $      12    $      37    $      69    $     141
Small Company                   $      14    $      43    $      74    $     162
Value                           $      11    $      33


The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the No-Load Class of each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.

                                    -- 9 --

FINANCIAL HIGHLIGHTS

The amounts shown for each Fund in the Financial Highlights tables that follow are based upon a single No-Load Class share outstanding throughout the period indicated. In 1996, the Trust changed its fiscal year end from September 30 to December 31. The following selected data for the Funds has been derived from financial statements that have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and other information included in the Trust's annual report to shareholders and incorporated by reference in the Trust's Statement of Additional Information. A copy of the Trust's Statement of Additional Information may be obtained by calling one of the numbers on the front page of this Prospectus.


                                    -- 10 --

FINANCIAL HIGHLIGHTS
(For a No-Load Class Share Outstanding Throughout the Period)

SAFECO GROWTH FUND


                     THREE-MONTH
                      PERIOD
                      ENDED
                     DECEMBER                                       YEAR ENDED SEPTEMBER 30
                     31, 1996    1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                     ------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of
  period             $ 15.45   $  15.83  $  17.37  $  19.20  $  13.98  $  17.95  $  11.14  $  17.22  $  14.95  $  18.13  $  15.40
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment
  (loss) income         (.02)      (.02)      .07      (.02)     (.02)     (.01)      .05       .14       .53       .35       .24
Net realized and
  unrealized gain
  (loss) on
  investments           1.77       2.24      4.07       .78      5.39     (3.15)     7.77     (4.20)     3.17      (.99)     4.31
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from
  investment
  operations            1.75       2.22      4.14       .76      5.37     (3.16)     7.82     (4.06)     3.70      (.64)     4.55
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment income       --         --      (.07)       --        --        --      (.05)     (.14)     (.53)     (.48)     (.23)
Distributions from
  capital gains         (.23)     (2.60)    (5.61)    (2.59)     (.15)     (.81)     (.96)    (1.88)     (.90)    (2.06)    (1.59)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total distributions     (.23)     (2.60)    (5.68)    (2.59)     (.15)     (.81)    (1.01)    (2.02)    (1.43)    (2.54)    (1.82)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value at
  end of period      $ 16.97   $  15.45  $  15.83  $  17.37  $  19.20  $  13.98  $  17.95  $  11.14  $  17.22  $  14.95  $  18.13
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total return          11.35%*    14.16%    23.93%     3.88%    38.43%   (17.83%)   70.22%   (23.67%)   25.23%    (1.47%)   32.68%
Net assets at end of
  period (000's
  omitted)           $195,760  $179,574  $176,483  $156,108  $158,723  $127,897  $155,429  $ 59,164  $ 81,472  $ 74,324  $ 82,703
Ratio of expenses to
  average net assets    .99%**    1.02%      .98%      .95%      .91%      .91%      .90%     1.01%      .94%      .98%      .92%
Ratio of net
  investment income
  (loss) to average
  net assets           (.51%)**    (.14%)     .34%    (.12%)    (.10%)    (.10%)     .36%      .88%     3.27%     2.37%     1.46%
Portfolio turnover
  rate                82.93%**  124.79%   110.44%    71.18%    57.19%    85.38%    49.86%    90.48%    11.38%    19.31%    23.61%
Avg. Commission rate
  paid               $ .0477   $  .0548        --        --        --        --        --        --        --        --        --



*  Not Annualized



** Annualized


                                    -- 11 --

FINANCIAL HIGHLIGHTS
(For a No-Load Class Share Outstanding Throughout the Period)

SAFECO EQUITY FUND


                     THREE-MONTH
                      PERIOD
                      ENDED
                     DECEMBER                                       YEAR ENDED SEPTEMBER 30
                     31, 1996    1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                     ------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of
  period             $ 15.85   $  15.31  $  13.89  $  12.54  $   9.53  $  10.38  $   8.43  $  10.10  $   8.51  $  12.23  $  11.44
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income                 .06        .28       .34       .23       .17       .15       .17       .22       .39       .18       .21
Net realized and
  unrealized gain
  (loss) on
  investments           1.33       2.42      2.59      1.83      3.79      (.09)     2.37     (1.28)     2.26     (1.82)     2.83
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from
  investment
  operations            1.39       2.70      2.93      2.06      3.96       .06      2.54     (1.06)     2.65     (1.64)     3.04
LESS DISTRIBUTIONS:
Dividends from net
  investment income     (.06)      (.28)     (.34)     (.23)     (.17)     (.15)     (.17)     (.22)     (.39)     (.23)     (.22)
Distributions from
  capital gains         (.58)     (1.88)    (1.17)     (.48)     (.78)     (.76)     (.42)     (.39)     (.67)    (1.85)    (2.03)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total distributions     (.64)     (2.16)    (1.51)     (.71)     (.95)     (.91)     (.59)     (.61)    (1.06)    (2.08)    (2.25)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value at
  end of period      $ 16.60   $  15.85  $  15.31  $  13.89  $  12.54  $   9.53  $  10.38  $   8.43  $  10.10  $   8.51  $  12.23
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total return           8.79%*    18.04%    21.59%    16.51%    41.77%      .41%    30.39%   (10.73%)   32.12%    (9.93%)   31.75%
Net assets at end of
  period (000's
  omitted)           $849,831  $725,780  $598,582  $412,805  $148,894  $ 74,383  $ 71,586  $ 51,603  $ 53,892  $ 45,625  $ 64,668
Ratio of expenses to
  average net assets    .78%**     .79%      .84%      .85%      .94%      .96%      .98%      .97%      .96%     1.00%      .97%
Ratio of net
  investment income
  to average net
  assets               1.48%**    1.74%     2.38%     1.72%     1.50%     1.34%     1.70%     2.19%     4.13%     2.16%     1.92%
Portfolio turnover
  rate                59.34%**   74.07%    56.14%    33.33%    37.74%    39.88%    45.21%    51.01%    63.62%    88.19%    85.11%
Avg. Commission rate
  paid               $ .0571   $  .0587        --        --        --        --        --        --        --        --        --



*  Not Annualized



** Annualized


                                    -- 12 --

FINANCIAL HIGHLIGHTS
(For a No-Load Class Share Outstanding Throughout the Period)

SAFECO INCOME FUND


                     THREE-MONTH
                      PERIOD
                      ENDED
                     DECEMBER                                       YEAR ENDED SEPTEMBER 30
                     31, 1996    1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                     ------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of
  period             $ 20.03   $  19.11  $  17.25  $  17.79  $  16.27  $  15.35  $  12.89  $  16.44  $  14.32  $  17.16  $  15.52
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income                 .15        .73       .82       .81       .78       .80       .81       .85       .81       .78       .78
Net realized and
  unrealized gain
  (loss) on
  investments           1.63       2.84      2.71      (.30)     1.52       .96      2.53     (3.39)     2.12     (1.80)     2.37
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total from
  investment
  operations            1.78       3.57      3.53       .51      2.30      1.76      3.34     (2.54)     2.93     (1.02)     3.15
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment income     (.15)      (.73)     (.82)     (.81)     (.78)     (.80)     (.83)     (.83)     (.81)     (.98)     (.78)
Distributions from
  capital gains         (.53)     (1.92)     (.85)     (.24)       --      (.04)     (.05)     (.18)       --      (.84)     (.73)#
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total distributions     (.68)     (2.65)    (1.67)    (1.05)     (.78)     (.84)     (.88)    (1.01)     (.81)    (1.82)    (1.51)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value at
  end of period      $ 21.13   $  20.03  $  19.11  $  17.25  $  17.79  $  16.27  $  15.35  $  12.89  $  16.44  $  14.32  $ 17.16%
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total return           8.89%*    18.98%    21.04%     2.98%    14.35%    11.75%    26.43%   (16.06%)   21.00%    (4.61%)   21.41%
Net assets at end of
  period (000's
  omitted)           $289,968  $260,023  $217,870  $190,610  $203,019  $181,582  $181,265  $170,153  $232,812  $231,724  $313,308
Ratio of expenses to
  average net assets    .89%**     .86%      .87%      .86%      .90%      .90%      .93%      .92%      .92%      .97%      .94%
Ratio of net
  investment income
  to average net
  assets               2.89%**    3.56%     4.55%     4.59%     4.55%     5.06%     5.58%     5.59%     5.28%     5.58%     4.53%
Portfolio turnover
  rate                37.84%**   50.11%    31.12%    19.30%    20.74%    20.35%    22.25%    19.37%    16.38%    34.13%    33.08%
Avg. Commission rate
  paid               $ .0573   $  .0591        --        --        --        --        --        --        --        --        --



*  Not Annualized



** Annualized


# Distributions include $.04 of additional gain arising from investment transactions of securities acquired in a nontaxable exchange.

                                    -- 13 --

FINANCIAL HIGHLIGHTS
(For a No-Load Class Share Outstanding Throughout the Period)

SAFECO NORTHWEST FUND


                                                                                 FOR THE
                                                                                  PERIOD
                                                                                   FROM
                                                                                 FEBRUARY
                                                                                    7,
                                                             FOR THE               1991
                                                               NINE              (INITIAL
                                                              MONTH               PUBLIC
                     THREE-MONTH   YEAR    YEAR      YEAR     PERIOD     YEAR    OFFERING)
                      PERIOD    ENDED     ENDED     ENDED     ENDED     ENDED    TO
                      ENDED    SEPTEMBER SEPTEMBER SEPTEMBER SEPTEMBER DECEMBER  DECEMBER
                     DECEMBER  30,       30,       30,       30,         31,       31,
                     31, 1996    1996      1995      1994      1993      1992      1991
                     --------  --------  --------  --------  --------  --------  --------
Net asset value at
  beginning of
  period             $ 13.78   $ 14.41   $ 12.59   $ 12.34   $ 12.59   $ 11.37   $ 10.06
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
   income               (.01)      .02       .04       .04       .02       .06       .13
Net realized and
  unrealized gain
  (loss) on
  investments            .30      1.32      2.35       .59      (.25)     1.53      1.44
                     --------  --------  --------  --------  --------  --------  --------
Total from
  investment
  operations             .29      1.34      2.39       .63      (.23)     1.59      1.57
                     --------  --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends from net
  investment income       --      (.02)     (.04)     (.04)     (.02)     (.06)     (.19)
Distributions from
  capital gains           --     (1.95)     (.53)     (.34)       --      (.31)     (.07)
                     --------  --------  --------  --------  --------  --------  --------
Total distributions       --     (1.97)     (.57)     (.38)     (.02)     (.37)     (.26)
                     --------  --------  --------  --------  --------  --------  --------
Net asset value at
  end of period      $ 14.07   $ 13.78   $ 14.41   $ 12.59   $ 12.34   $ 12.59   $ 11.37
                     --------  --------  --------  --------  --------  --------  --------
                     --------  --------  --------  --------  --------  --------  --------
Total return           2.10%*    9.61%    19.01%     5.19%    (1.86%)*  14.08%    14.93%*
Net assets at end of
  period (000's
  omitted)           $43,345   $43,128   $40,140   $36,383   $39,631   $40,402   $26,434
Ratio of expenses to
  average net assets   1.25%**   1.07%     1.09%     1.06%     1.11%**   1.11%     1.27%**
Ratio of net
  investment income
  to average net
  assets               (.31%)**    .11%     .31%      .33%      .18%**    .55%     1.14%**
Portfolio turnover
  rate                67.32%**  35.69%    19.59%    18.46%    14.05%**  33.34%    27.71%**
Avg. Commission rate
  paid               $ .0482   $ .0591        --        --        --        --        --



*  Not Annualized



** Annualized


                                    -- 14 --

FINANCIAL HIGHLIGHTS

(For a No-Load Class Share Outstanding Throughout the Period)



SAFECO INTERNATIONAL STOCK FUND



                                           THREE-MONTH    JANUARY 31, 1996
                                          PERIOD ENDED     (INITIAL PUBLIC
                                          DECEMBER 31,      OFFERING) TO
                                              1996       SEPTEMBER 30, 1996
                                          -------------  -------------------
Net asset value at beginning of period      $   10.39         $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              --              0.06
Net realized and unrealized gain on
 investment and foreign currency
 transactions                                    0.96              0.39
                                          -------------         -------
Total from investment operations                 0.96              0.45
                                          -------------         -------
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.06)            (0.06)
Distributions from realized gains                  --                --
                                          -------------         -------
Total distributions                             (0.06)            (0.06)
                                          -------------         -------
Net asset value at end of period            $   11.29         $   10.39
                                          -------------         -------
                                          -------------         -------
Total return*                                   9.27%             4.54%
Net assets at end of period (000's)         $  11,157         $   8,323
Ratio of expenses to average net
 assets**                                       1.37%+            2.36%
Ratio of net investment income (loss) to
 average net assets**                          (0.19%)            0.93%
Portfolio turnover rate**                      18.51%            15.73%
Average commission rate paid                   0.0223            0.0225



*  Not Annualized.


** Annualized.


+ Net of reimbursements by SAM. Absent the reimbursements, the ratio of expenses to average net assets would be 1.68%.


                                    -- 15 --

FINANCIAL HIGHLIGHTS

(For a No-Load Class Share Outstanding Throughout the Period)



SAFECO BALANCED FUND



                                                         JANUARY 31, 1996
                                           THREE-MONTH    (INITIAL PUBLIC
                                          PERIOD ENDED     OFFERING) TO
                                          DECEMBER 31,     SEPTEMBER 30,
                                              1996             1996
                                          -------------  -----------------
Net asset value at beginning of period      $   10.38        $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.08             0.21
Net realized and unrealized gain on
 investment and foreign currency
 transactions                                    0.45             0.39
                                          -------------       --------
Total from investment operations                 0.53             0.60
                                          -------------       --------
LESS DISTRIBUTIONS:
Dividends from net investment income            (0.08)           (0.21)
Distributions from realized gains               (0.13)           (0.01)
                                          -------------       --------
Total distributions                             (0.21)           (0.22)
                                          -------------       --------
Net asset value at end of period            $   10.70        $   10.38
                                          -------------       --------
                                          -------------       --------
Total return*                                   5.11%            5.99%
Net assets at end of period (000's)         $   8,262        $   7,632
Ratio of expenses to average net
 assets**                                       1.16%+           1.32%
Ratio of net investment income to
 average net assets**                           3.19%            3.21%
Portfolio turnover rate**                      36.10%          143.87%
Average commission rate paid                $  0.0548        $  0.0560



*  Not Annualized.


** Annualized.


+ Net of reimbursement by SAM. Absent the reimbursement, the ratio of expenses to average net assets would be 1.52%.


                                    -- 16 --

FINANCIAL HIGHLIGHTS

(For a No-Load Class Share Outstanding Throughout the Period)



SAFECO SMALL COMPANY STOCK FUND



                                           THREE-MONTH    JANUARY 31, 1996
                                          PERIOD ENDED     (INITIAL PUBLIC
                                          DECEMBER 31,      OFFERING) TO
                                              1996       SEPTEMBER 30, 1996
                                          -------------  -------------------
Net asset value at beginning of period      $   11.51         $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.01)            (0.01)
Net realized and unrealized gain on
 investment and foreign currency
 transactions                                    0.31              2.19
                                          -------------         -------
Total from investment operations                 0.30              2.18
                                          -------------         -------
LESS DISTRIBUTIONS:
Dividends from net investment income               --                --
Distributions from realized gains                  --             (0.67)
                                          -------------         -------
Total distributions                                --             (0.67)
                                          -------------         -------
Net asset value at end of period            $   11.81         $   11.51
                                          -------------         -------
                                          -------------         -------
Total return*                                   2.61%            21.83%
Net assets at end of period (000's)         $  13,169         $  12,552
Ratio of expenses to average net
 assets**                                       1.35%+            1.49%
Ratio of net investment income (loss) to
 average net assets**                          (0.44%)           (0.24%)
Portfolio turnover rate**                      73.47%            91.03%
Average commission rate paid                $  0.0496         $  0.0510



*  Annualized.


** Not Annualized.


+ Net of reimbursements by SAM. Absent the reimbursements, the ratio of expenses to average net assets would be 1.58%.


                                    -- 17 --

ADVISER'S INSTITUTIONAL PRIVATE ACCOUNT PERFORMANCE

The Value Fund's adviser, SAFECO Asset Management Company ("SAM") has been managing institutional private accounts (the "SAFECO Composite") since 1979. The SAFECO Composite had investment objectives, policies, strategies and risks substantially similar to those of the Value Fund. The data below is provided to illustrate the past performance of SAM in managing substantially similar accounts as measured against the S&P 500 Index and does not represent the performance of the Value Fund.



CALENDAR YEAR TOTAL RETURNS



                                                        SAFECO       S&P 500
YEAR                                                  COMPOSITE       INDEX*
--------------------------------------------------  --------------  ----------
1987                                                       0.51%         5.17%
1988                                                      19.12%        16.50%
1989                                                      19.72%        31.43%
1990                                                      (4.25%)       (3.19%)
1991                                                      28.85%        30.55%
1992                                                      13.16%         7.68%
1993                                                      10.83%        10.00%
1994                                                       3.58%         1.33%
1995                                                      37.24%        37.50%
1996                                                      25.43%        23.25%


------------------------


* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


                                    -- 18 --

AVERAGE ANNUAL TOTAL RETURNS FOR ONE, FIVE AND TEN YEAR PERIODS ENDING DECEMBER 31, 1996


                                                   SAFECO        S&P 500
                                                  COMPOSITE       INDEX
                                                -------------  -----------
Last One Year                                        25.43%        23.25%
Last Five Years                                      17.46%        15.26%
Last Ten Years                                       14.74%        15.26%


The gross performance of the SAFECO Composite in the tables above is shown after reduction by the Value Fund's maximum management fee and the estimated "other expenses" (1.04% per year). All returns presented were calculated on a total return basis and reflect the reinvestment of capital gains, dividends and interest. Custodial fees, if any, were not included in the SAFECO Composite calculation. The SAFECO Composite's returns are asset-weighted using beginning-of-period market values adjusted for cash flows.



The Value Fund's expenses, timing of purchases and sales of portfolio securities, availability of cash flows, and brokerage commissions may cause the performance of the Value Fund to vary from that of the SAFECO Composite. In addition, the institutional private accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Value Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results for the SAFECO Composite could have been adversely affected if the accounts included in the composite had been regulated as investment companies under the federal securities laws.



The investment results of the SAFECO Composite are unaudited and are not intended to predict or suggest the returns that might be experienced by the Value Fund. Investors should also be aware that the use of a methodology


                                    -- 19 --
different from that used above to calculate the SAFECO Composite's performance could result in different performance data.


The S&P 500 Index is used for comparison purposes only. The S&P 500 Index is an unmanaged index of representative U.S. stocks that has no management or expense charges. Performance is based on historical earnings and is not intended to indicate future performance of the Value Fund.



SUB-ADVISER'S INSTITUTIONAL PRIVATE ACCOUNT PERFORMANCE


The International Fund's sub-adviser, Bank of Ireland Asset Management (U.S.) Limited ("BIAM") has been managing separate accounts for institutional clients in the United States for seven years. These accounts had investment objectives, policies, strategies and risks substantially similar to those of the International Fund. BIAM's past performance in advising these accounts was a key factor in its selection as the Fund's sub-adviser. The performance set forth in the tables below is based on the return achieved on BIAM's fully discretionary international equity composite of accounts (the "BIAM Composite"). The BIAM Composite data is provided to illustrate the past performance of BIAM in managing substantially similar accounts as measured against the International Fund and the EAFE Index, and does not represent the performance of the International Fund.


                                    -- 20 --

CALENDAR YEAR TOTAL RETURNS



                                                      BIAM          EAFE
YEAR                                                COMPOSITE      INDEX*
------------------------------------------------  -------------  -----------
1990                                                   (4.40%)      (23.20%)
1991                                                   10.88%        12.50%
1992                                                   11.28%       (11.85%)
1993                                                   40.82%        32.94%
1994                                                   (7.80%)        8.06%
1995                                                   18.38%        11.55%
1996                                                   21.78%         6.36%


------------------------------


* The Morgan Stanley Europe, Australia and Far East Index ("EAFE Index") is a market-weighted aggregate of 20 individual country indices that collectively represent many of the major markets of the world, excluding Canada and the United States.



AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1996



                                        PERIOD
                                       BEGINNING
                                      JANUARY 31,
                                         1996,
                                        ENDING
                                     DECEMBER 31,      ONE       FIVE
                                         1996         YEAR       YEARS
                                     -------------  ---------  ---------
International Fund                14.23%                   --         --
BIAM Composite                                         21.78%     15.80%
EAFE Index                                              6.36%      8.48%


------------------------------


The gross performance of the Composite in the tables above is shown after reduction by the International Fund's weighted average expenses (2.09%) of the two fiscal periods ending September 30, 1996 and December 31, 1996. Custodial fees, if any, were not included in the BIAM Composite calculation. All returns presented were calculated on a total return basis and reflect the reinvestment of capital gains, dividends and interest. The BIAM Composite's returns are asset-weighted using beginning-of-period market values adjusted for cash flows.


                                    -- 21 --

The International Fund's expenses, timing of purchases and sales of portfolio securities, availability of cash flows, and brokerage commissions are all reasons that might cause the performance of the International Fund to vary from that of the SAFECO Composite. In addition, the BIAM Composite accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the International Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the BIAM Composite could have been adversely affected if the accounts included in the BIAM Composite had been regulated as investment companies under the federal securities laws.



The investment results of BIAM's composite are unaudited and are not intended to predict or suggest the returns that might be experienced by the International Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.



The EAFE Index is used for comparison purposes only. The EAFE Index is an unmanaged index of representative international stocks that has no management or expense charges. Performance is based on historical earnings and is not intended to indicate future performance of the International Fund.


EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES
The investment objective and investment policies for each Fund are described below. The Trust's Board of Trustees may change a Fund's objective without shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of that Fund. In the event a Fund changes its investment objective, the new objective may not meet the

                                    -- 22 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Each Fund has adopted a number of investment restrictions. If a Fund satisfies a percentage limitation at the time of investment, a later increase or decrease in values, assets or other circumstances will not be considered in determining whether a Fund complies with the applicable policy (except to the extent the change may impact a Fund's borrowing limits). Unless otherwise stated, the investment policies and limitations described below under each Fund's description and "Common Investment Practices" are non-fundamental and may be changed without a shareholder vote.

GROWTH FUND

The Growth Fund has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation. Such investments may cause its share price to be more volatile than the Equity and Income Funds.

To pursue its investment objective, the Growth Fund:


1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS
   SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.


2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK
   (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such

                                    -- 23 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
   securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation.

3. MAY INVEST UP TO 5% OF NET ASSETS IN CONTINGENT VALUE
   RIGHTS. A contingent value right is a right issued by a corporation that takes on a preestablished value if the underlying common stock does not attain a target price by a specified date.


For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 69.


EQUITY FUND

The Equity Fund has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/or dividend potential and from a long-range investment standpoint. The Equity Fund does not seek to achieve both growth and income with every portfolio security investment. Rather, it attempts to achieve a reasonable balance between growth and income on an overall basis.

To pursue its investment objective, the Equity Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65%
   OF ITS TOTAL ASSETS IN EQUITY SECURITIES (WHICH INCLUDE COMMON STOCKS AND PREFERRED STOCKS). The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK
   (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, WHETHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER),

                                    -- 24 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   EXCEPT THAT LESS THAN 35% OF ITS NET ASSETS WILL BE INVESTED IN SUCH SECURITIES. The Equity Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Equity Fund's net assets will be invested in such securities. The Equity Fund will not purchase a bond rated below Ca by Moody's Investors Service, Inc. ("Moody's") or CC by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") or which is in default on the payment of principal and interest. Bonds rated Ca or CC are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" on page 39 for more information.



For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 69. For a description of debt securities ratings, see the "Ratings Supplement" on page 70.


INCOME FUND

The Income Fund has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Fund currently intends to place greatest emphasis on holding common stock, convertible corporate bonds and convertible preferred stock. SAM will select securities primarily for current income, but also with a view toward capital growth when this can be accomplished without conflicting with the Fund's investment objective.

To pursue its investment objective, the Income Fund:


1. WILL INVEST PRIMARILY IN COMMON STOCK AND ALSO IN
   CONVERTIBLE AND NON-CONVERTIBLE CORPORATE BONDS AND PREFERRED STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK EITHER AUTOMATICALLY


                                    -- 25 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Income Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Income Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" on page 39 for more information.



2. MAY INVEST UP TO 10% OF TOTAL ASSETS IN EURODOLLAR BONDS
   WHICH ARE ISSUED BY U.S. ISSUERS. Eurodollar bonds are traded in the European bond market and are denominated in U.S. dollars. The Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the United States. The delivery of Eurodollar bonds to the Fund's custodian in the United States may cause slight delays in settlement which are not anticipated to affect the Fund in any material, adverse manner.



For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 69. For a description of debt securities ratings, see the "Ratings Supplement" on page 70.


NORTHWEST FUND

The Northwest Fund has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington.

                                    -- 26 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
To pursue its investment objective, the Northwest Fund:

1. WILL ORDINARILY INVEST ITS ASSETS IN SHARES OF COMMON STOCKS
   AND PREFERRED STOCKS OF COMPANIES LOCATED IN THE NORTHWEST SELECTED PRIMARILY FOR POTENTIAL LONG-TERM APPRECIATION. To determine those common and preferred stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. The Fund generally invests a portion of its assets in smaller companies. See "Risk Factors" for more information about the risks of investing primarily in companies located in the Northwest.


2. MAY OCCASIONALLY INVEST IN SECURITIES CONVERTIBLE INTO
   COMMON STOCK WHEN, IN THE OPINION OF SAM, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. The Fund may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. The Fund will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Fund will purchase convertible securities which are investment grade, I.E., rated in the top four categories by either S&P or Moody's.



   See "Risk Factors" for more information about the risks inherent in geographic concentration. For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 69. For a description of debt securities ratings, see the "Ratings Supplement" on page 70.


                                    -- 27 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
INTERNATIONAL FUND

The investment objective of the International Fund is to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the United States.

To pursue its investment objective, the International Fund:

1. WILL INVEST PRIMARILY IN COMMON STOCKS OF NON-U.S.
   COMPANIES. Common stock issued by foreign companies is subject to various risks in addition to those associated with U.S. investments. For example, the value of the common stock depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the common stock is issued.


2. MAY INVEST IN PREFERRED STOCKS AND CONVERTIBLE SECURITIES
   ISSUED BY FOREIGN COMPANIES.


3. MAY INVEST IN DEBT SECURITIES ISSUED BY FOREIGN COMPANIES
   AND GOVERNMENTS. The Fund will make such investments primarily for defensive purposes, but may also do so where anticipated interest rate movements, or other factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest

                                    -- 28 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
   when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

4. MAY INVEST IN PASSIVE FOREIGN INVESTMENT COMPANIES
   ("PFICS"), WHICH INCLUDE FUNDS OR TRUSTS ORGANIZED AS INVESTMENT VEHICLES TO INVEST IN COMPANIES OF CERTAIN FOREIGN COUNTRIES. Investors in PFICs bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" in the Trust's Statement of Additional Information.

5. MAY PURCHASE AND SELL PUT AND CALL OPTIONS ON SECURITIES,
   FINANCIAL INDICES AND FOREIGN CURRENCIES, MAY PURCHASE AND SELL THE FOLLOWING NON-LEVERAGED DERIVATIVE SECURITIES: FUTURES CONTRACTS AND RELATED OPTIONS WITH RESPECT TO SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES, AND MAY ENTER INTO FOREIGN CURRENCY TRANSACTIONS SUCH AS FORWARD CONTRACTS. The Fund may employ certain strategies and techniques utilizing these instruments to mitigate its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values. There is no guarantee that these strategies and techniques will work.

   An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of an option is obligated to purchase or sell (depending upon the nature of the option) the underlying securities if the option is exercised during the specified period of time. A futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a security at the close of the last trading day of the contract and the price at which

                                    -- 29 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
   the agreement is made. A forward currency contract is an agreement to purchase or sell a foreign currency at some future time for a fixed amount of U.S. dollars.

   The Fund, under normal conditions, will not sell a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets. The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of its net assets. In addition, the Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of its net assets.


See "Risk Factors" for more information about the risks inherent in securities issued by foreign issuers and in the purchase and sale of options, futures and forward contracts. For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 69.


BALANCED FUND

The Balanced Fund has as its investment objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed income securities and will occasionally alter the mix of its equity and fixed income securities. Such action will be taken in response to economic conditions and generally in small increments. The Balanced Fund will not make significant changes in its asset mix in an attempt to "time the market."

                                    -- 30 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
To pursue its investment objective, the Balanced Fund:

1. WILL ORDINARILY INVEST FROM 50% TO 70% OF ITS TOTAL ASSETS
   IN EQUITY SECURITIES, WHICH INCLUDE COMMON STOCKS, PREFERRED STOCK AND SECURITIES CONVERTIBLE INTO COMMON STOCK. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. The Fund may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer.

   The Fund will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Fund will purchase convertible securities which are investment grade, I.E., rated in the top four categories by either S&P or Moody's.

2. WILL INVEST AT LEAST 25% OF ITS TOTAL ASSETS IN FIXED-INCOME
   SENIOR SECURITIES. The Fund will purchase only those U.S. Government and investment grade debt obligations or non-rated debt obligations which in SAM's view contain the credit characteristics of investment grade debt obligations. Investment grade obligations (rated between Aaa - Baa by Moody's and AAA-BBB by S&P) are from high to medium quality. Medium quality obligations possess speculative characteristics and may be more sensitive to economic changes and changes to the financial condition of issuers.


For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 69. For a description of debt securities ratings, see the "Ratings Supplement" on page 70.


                                    -- 31 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
SMALL COMPANY FUND

The Small Company Fund has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.

To pursue its investment objective, the Small Company Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCK
   AND PREFERRED STOCK OF SMALL-SIZED COMPANIES WITH TOTAL MARKET CAPITALIZATION OF LESS THAN $1 BILLION. Companies whose capitalization falls outside this range after purchase continue to be considered small-capitalized for purposes of the 65% policy. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. In determining those common and preferred stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers and their securities can be subject to more abrupt and erratic movements in price. See "Risk Factors" for more information about the risks inherent in securities issued by small companies.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK
   WHEN, IN SAM'S OPINION, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated

                                    -- 32 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   bonds, but less than 35% of the Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" on page 39 for more information.



See "Risk Factors" for more information about the risks inherent in small company issuers. For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 69 . For a description of debt securities ratings, see the "Ratings Supplement" on page 70.


VALUE FUND


The Value Fund has as its investment objective to seek long-term growth of capital and income. The Value Fund primarily invests in common stock selected for potential appreciation and income using fundamental value analysis. The Value Fund will invest at least 65% of its assets in common stock and preferred stock issued by U.S. companies.



To pursue its investment objective, the Value Fund:



1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS
   SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.



2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK
   (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, EITHER AUTOMATICALLY, AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common


                                    -- 33 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   stock and provide reasonable potential for capital appreciation. The Value Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds") or in comparable, unrated bonds, but less than 35% of the Value Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures.



For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see Description of Stocks, Bonds and Convertible Securities on page 69. See "Risk Factors" on page 39 for more information.


COMMON INVESTMENT PRACTICES OF THE FUNDS

Each of the Funds may also follow the investment practices described below:

1. MAY INVEST IN BONDS AND OTHER DEBT SECURITIES. Each Fund may invest in bonds and other debt securities that are rated investment grade by Moody's or S&P, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

   After purchase by a Fund, a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. The Equity Fund will not hold more than 3% of its total

                                    -- 34 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
   assets and the Income Fund will not hold more than 1% of its total assets in bonds that go into default on the payment of principal and interest after purchase. In the event that 35% or more of a Fund's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities remain below 35% of the Fund's net assets.

2. MAY INVEST IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.


3. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-
   TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS (EXCEPT THE EQUITY FUND) OR REPURCHASE AGREEMENTS. The Funds may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. With respect to repurchase agreements, each Fund will invest no more than 5% of its total assets in repurchase agreements and will not purchase repurchase agreements that mature


                                    -- 35 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
   in more than seven days. Counterparties of foreign repurchase agreements may be less creditworthy than U.S. counterparties.

4. MAY PURCHASE SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-
   DELIVERY" BASIS OR PURCHASE OR SELL SECURITIES ON A "FORWARD COMMITMENT" BASIS. Under this procedure, a Fund agrees to acquire securities that are to be issued and delivered against payment in the future. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, its custodian bank will maintain in a temporary holding account cash, U.S. Government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the temporary holding account or from then-available cash flow. If a Fund chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could incur a gain or loss due to market fluctuations. Use of these techniques may affect a Fund's share price in a manner similar to leveraging.

5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS").
   ADRs are registered receipts evidencing ownership of an underlying foreign security. They typically are issued in the United States by a bank or trust company. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer. The

                                    -- 36 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
   International Fund may utilize European Depositary Receipts ("EDRs"), which are similar instruments. EDRs may be in bearer form and are designed for use in the European securities markets.


6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN FOREIGN
   SECURITIES, EXCEPT THE INTERNATIONAL FUND, WHICH MAY INVEST 100% OF ITS ASSETS IN FOREIGN SECURITIES. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. See "Risk Factors" on page 39 for more information about the risks associated with investments in foreign securities.


7. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN SHARES OF REAL
   ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass-through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REIT units fluctuates depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

8. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED
   SECURITIES, PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE TRUST'S BOARD OF TRUSTEES. Restricted securities may be sold

                                    -- 37 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Funds' illiquidity to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities. As a result, a Fund may not be able to sell these securities when its investment adviser or sub-adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.



9. MAY INVEST IN SECURITIES WHOSE PERFORMANCE AND PRINCIPAL
   AMOUNT AT MATURITY ARE LINKED TO A SPECIFIED EQUITY SECURITY OR SECURITIES INDEX. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are also subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.


10.MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN SECURITIES OF
   UNSEASONED ISSUERS. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

The following restrictions are fundamental policies of the Funds that cannot be changed without shareholder vote.

                                    -- 38 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)
1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL
   ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. THE GROWTH, INCOME AND NORTHWEST FUNDS MAY NOT
   PURCHASE MORE THAN 10% OF ANY CLASS OF SECURITIES OF ANY ONE ISSUER.

3. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL
   ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).


4. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR
   EMERGENCY PURPOSES, AND THE GROWTH FUND ONLY FOR EXTRAORDINARY OR EMERGENCY PURPOSES, FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Growth, Income and Northwest Funds will not borrow amounts in excess of 20%, and the Equity, Balanced, International, Small Company and Value Funds will not borrow amounts in excess of 33%, of total assets. A Fund will not purchase securities if borrowings equal to or greater than 5% of total assets are outstanding for that Fund.


For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Trust's Statement of Additional Information.

RISK FACTORS
There are market risks in all securities transactions. Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk factor associated with an

                                    -- 39 --
investment in a mutual fund like any of the Funds is that the market value of the portfolio securities may decrease, resulting in a decrease in the value of a shareholder's investment.

An investment in the Northwest Fund may be subject to different risks than a mutual fund whose investments are more geographically diverse. Since the Northwest Fund invests primarily in companies with their principal executive offices located in the Northwest, the number of issuers whose securities are eligible for purchase is significantly less than many other mutual funds. Also, some companies whose securities are held in the Northwest Fund's portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Northwest Fund may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Northwest Fund may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region but also on a national or international level, depending on the companies whose securities are held in its portfolio at any particular time.

The Equity, Income, Small Company and Value Funds may invest in, and the other Funds as a result of downgrades may own, below investment grade bonds. Below investment grade bonds are speculative and involve greater investment risks than investment grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below-investment grade bonds may experience increased volatility. Below-investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds.

                                    -- 40 --

Because the International Fund primarily invests, and the other Funds may invest, in foreign securities, each Fund is subject to risks in addition to those associated with U.S. investments. Foreign investments involve sovereign risk, which includes the possibility of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent currency from being sold). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is generally less publicly available information about issuers of foreign securities as compared to U.S. issuers. Many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign issuers are less liquid and more volatile than securities of U.S. issuers. Financial markets on which foreign securities trade are generally subject to less governmental regulation as compared to U.S. markets. Foreign brokerage commissions and custodian fees are generally higher than those in the United States.

In addition, the International Fund may purchase and sell put and call options, futures contracts and forward contracts. Risks inherent in the use of futures, options and forward contracts include: the risk that interest rates, security prices and currency markets will not move in the directions anticipated; imperfect correlation between the price of the future, option or forward contract and the price of the security, interest rate or currency being hedged; the risk that potential losses may exceed the amount invested in the contracts themselves; the possible absence of a liquid secondary market for any particular instrument at any time; the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and the reduction or elimination of the opportunity to profit from increases in the value of the security, interest rate or currency being hedged.

                                    -- 41 --

The Growth Fund currently has an aggressive investment approach to seeking capital appreciation. The Growth Fund may invest a significant portion of its assets in securities issued by smaller companies. In addition, the Small Company Fund invests in companies with small market capitalizations which involve more risks than investments in larger companies. Such companies may include newly formed companies which have limited product lines, markets or financial resources and may lack management depth. The securities of small or newly formed companies may have limited marketability and may be subject to more abrupt and erratic movements in price than securities of larger, more established companies, or equity securities in general. Such volatility in price may in turn cause the Growth Fund's and Small Company Fund's share prices to be volatile.

PORTFOLIO MANAGERS
GROWTH FUND

The portfolio manager for the Growth Fund is Thomas M. Maguire, Vice President, SAM. Mr. Maguire has served as portfolio manager for the Fund since 1989.

EQUITY FUND

The portfolio manager for the Equity Fund is Richard D. Meagley, Vice President, SAM. Mr. Meagley began serving as portfolio manager for the Fund in 1995. He is also the portfolio manager for certain other SAFECO Funds. Prior to these positions, he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. He was an Assistant Vice President of SAM and the fund manager of the SAFECO Northwest Fund from 1991 to 1992.

                                    -- 42 --

INCOME FUND

The portfolio manager for the Income Fund is Thomas E. Rath, Assistant Vice President of SAM. Mr. Rath has been a portfolio manager and securities analyst for SAFECO Corporation since 1994. From 1992 to 1994, Mr. Rath was a principal and portfolio manager for Meridian Capital Management, Inc., located in Seattle, Washington. From 1987 to 1992 he was a portfolio manager and securities analyst for First Interstate Bank, located in Seattle, Washington, and from 1983 to 1987 he was a securities analyst for SAFECO Corporation.

NORTHWEST FUND


The portfolio manager for the Northwest Fund is Bill Whitlow. Mr. Whitlow began serving as portfolio manager for the Fund in April 1997. From 1990 to April 1997, he was a principal and Manager of Pacific Northwest Research for the brokerage firm of Pacific Crest Securities, located in Seattle, Washington.


INTERNATIONAL FUND

The International Fund is managed by a committee of portfolio managers employed and supervised by the Sub-Adviser, Bank of Ireland Asset Management (U.S.) Limited, an investment adviser registered with the SEC. All investment decisions are made by this committee and no single person is primarily responsible for making recommendations to that committee.

BALANCED FUND

The equity portion of the Balanced Fund is co-managed by Rex L. Bentley, Vice President, SAM, and Lynette D. Sagvold, Assistant Vice President, SAM, and the fixed-income portion is managed by Michael C. Knebel, Vice President, SAM. Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc., from 1990 to 1995. He was a securities analyst for SAFECO Corporation from 1975 to 1983. Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank from 1993 to 1995 and she was a portfolio

                                    -- 43 --
manager and analyst for Key Trust Company from 1985 to 1993. Mr. Knebel has served as portfolio manager for certain other SAFECO mutual funds since 1989.

SMALL COMPANY FUND

The portfolio manager for the Small Company Fund is Greg Eisen. Mr. Eisen has served as an investment analyst for SAM since 1992. From 1986 to 1992, Mr. Eisen was engaged by the SAFECO Insurance Companies as a financial analyst.

VALUE FUND

The Value Fund is co-managed by Rex L. Bentley, Vice President, SAM and Lynette
D. Sagvold, Assistant Vice President, SAM. Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc. from 1990 to 1995. He was a securities analyst for SAFECO Corporation from 1975 to 1983. Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank from 1993 to 1995 and she was a portfolio manager and analyst for Key Trust Company from 1985 to 1993.

Each portfolio manager and certain other persons related to SAM, the Sub-Adviser and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by a Fund.

                                    -- 44 --

HOW TO PURCHASE SHARES

A completed and signed application must accompany payment for an initial purchase by mail and in all cases is necessary before a redemption can be made. Specific applications for retirement accounts must be completed and signed before any retirement account can be set up. The Funds only accept funds drawn in U.S. dollars and payable through a U.S. bank. The Funds do not accept currency. The Funds issue shares in uncertificated form, but will issue certificates for whole shares without charge upon written request. You will be required to post a bond to replace missing certificates. Please note that SAFECO Services may not be able to provide participant sub-accounting services for all employee benefit or pension plans that require such services.


THE FUNDS RESERVE THE RIGHT TO REFUSE ANY OFFER TO PURCHASE SHARES.

INITIAL PURCHASES

MINIMUM INITIAL INVESTMENT $1,000 (IRA, UGMA AND UTMA $250).

Minimum initial investments are negotiable for retirement accounts other than IRAs.

No minimum initial investment is required to establish the Automatic Investment Method (except for certain UGMA or UTMA accounts) or Payroll Deduction Plan.

BY WRITTEN REQUEST


Send a check or money order made payable to the No-Load Class of the applicable Fund and a completed and signed application to the address on the Prospectus cover.


BY WIRE


Call toll-free 1-800-624-5711 or, in Seattle, 1-206-545-7319 for instructions.


Not available for retirement accounts.

                                    -- 45 --

IN PERSON


Visit a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington. A representative will be available to assist you in completing your application.


ADDITIONAL PURCHASES

MINIMUM ADDITIONAL INVESTMENT $100 FOR ALL ACCOUNTS, EXCEPT FOR UGMA OR UTMA AUTOMATIC INVESTMENT METHOD ("AIM") ACCOUNTS OPENED WITH AN INITIAL INVESTMENT OF $250 OR MORE. THESE ACCOUNTS HAVE A MINIMUM ADDITIONAL INVESTMENT OF ONLY $50. THERE IS NO MINIMUM INVESTMENT FOR DIVIDEND REINVESTMENTS.

Minimum additional investments are negotiable for retirement accounts other than IRAs.

BY WRITTEN REQUEST


Send a check or money order made payable to the No-Load Class of the applicable Fund to the address on the Prospectus cover. Please specify your account number.


BY WIRE


Instruct your bank to send wires to U.S. Bank of Washington, N.A., Seattle, Washington, ABA#1250-0010-5,
Account #0017-086083.



To ensure timely credit to your account, ask your bank to include the following
information in its wire to            :



/ / SAFECO Fund name and class name (No-Load)


/ / SAFECO account number

/ / Name of the registered owner(s) of the SAFECO account

Delays of purchases caused by inadequate wire instructions are not the responsibility of the Funds or SAFECO Services.

                                    -- 46 --

Your bank may charge a fee for wire services.

BY TELEPHONE


Call 1-800-624-5711 or, in Seattle, 1-206-545-7319. You must have previously selected this service on your account application or by written request. Not available to open a new account or for retirement accounts.


Maximum purchase $100,000 per day, minimum purchase $100 per day.

Monies will be transferred from your predesignated bank account to your existing Fund account. Your bank may charge a fee if monies are wired to your Fund account. Please allow 15 business days after selecting this service for it to be available for first use.

Telephone purchases may be unavailable from some bank accounts and nonbank financial institutions.


Please read "Telephone Transactions" on page 54 for other important information.


IN PERSON


You may complete your initial application and make additional investments in person by visiting a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington.


THROUGH REGISTERED SECURITIES DEALERS

You may open your account and make additional investments through a registered securities dealer who is responsible for the prompt forwarding of purchase orders. A dealer may charge a transaction fee and may place more restrictive conditions on a purchase than would apply if you purchased your shares directly from a Fund.

                                    -- 47 --

THROUGH REGISTERED INVESTMENT ADVISERS


Please read "Transactions Through Registered Investment Advisers" on page 55 for important information.


SHARE PURCHASE PRICE


You will buy full and fractional shares at the net asset value ("NAV") next computed after your check, money order or wire has been received. For telephone purchase orders, you will receive the price per share calculated on the day monies are received from your bank account. See "Share Price Calculation" on page 56 for more information.


HOW TO REDEEM SHARES
BY WRITTEN REQUEST


Shares may be redeemed by sending a letter which specifies your account number, the Fund's name and applicable class, and the number of shares or dollar amount you wish to redeem. The request should be sent to the address on the Prospectus cover. The request must be signed by the appropriate number of owners and in some cases a signature guarantee may be required. In all cases, SAFECO Services must have a signed and completed application on file before a redemption can be made. See "Account Changes and Signature Requirements" on page 68 for more information.


Retirement account shareholders must specify whether or not they elect 10% federal income tax withholding from a distribution other than an "eligible rollover distribution."

BY TELEPHONE


Call 1-800-624-5711 or, in Seattle, 1-206-545-7319. You must have previously selected this service on your account application or by written request. Telephone redemptions are not available for retirement accounts or shares issued in certificate


                                    -- 48 --
form. You may request that redemption proceeds be sent directly to your predesignated bank or mailed to your account address of record.


Please read "Telephone Transactions" on page 54 for other important information.


IN PERSON

Shares may be redeemed in person by visiting a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington. Funds for shares redeemed in person may be mailed to your address of record, sent directly to your bank or retrieved directly from the SAFECO Investor Center once they become available.

THROUGH REGISTERED SECURITIES DEALERS

Requests for redemption of shares by wire or telephone will be accepted from registered securities dealers under agreement with each Fund's principal underwriter. The dealer may charge a transaction fee for any order processed.

THROUGH REGISTERED INVESTMENT ADVISERS


Please read "Transactions Through Registered Investment Advisers" on page 55 for important information.


PLEASE NOTE THE FOLLOWING:

If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased other than by wire, each Fund reserves the right to hold the proceeds of your redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

                                    -- 49 --

SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

Under some circumstances (E.G., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption will be made.

SHARE REDEMPTION PRICE AND PROCESSING


Your shares will be redeemed at the NAV next calculated after receipt of your request that meets the redemption requirements of the Funds. The value of the shares you redeem may be more or less than the dollar amount you purchased, depending on the market value of the shares at the time of redemption. See "Share Price Calculation" on page 56 for more information.



Redemption proceeds will normally be sent on the next business day following receipt of your redemption request. If your redemption request is received after the close of trading on the New York Stock Exchange ("NYSE") (normally 1:00 p.m. Pacific time), proceeds will normally be sent on the second business day following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the NYSE is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.


Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below

                                    -- 50 --

$100. Your shares will be redeemed at the NAV calculated on the day your account is closed and the proceeds will be sent to you.

HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES

Call 1-800-426-6730 or 1-206-545-5530, in Seattle, for more information.


AUTOMATIC INVESTMENT METHOD ("AIM")

AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount from your bank account and invest the amount in any Fund. AIM has a minimum $100 per withdrawal per Fund for all accounts (except UGMA and UTMA accounts which have a lower $50 minimum for additional investments provided that the account was opened with an initial investment of at least $250).

PAYROLL DEDUCTION PLAN

An employer or other entity using group billing may establish a self-administered payroll deduction plan in any Fund. Payroll deduction amounts are negotiable.

SYSTEMATIC WITHDRAWAL PLAN

This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount $50 per Fund) on or about the fifth business day of every month.

HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER
An exchange is the redemption of shares of one SAFECO Fund and the purchase of shares of another SAFECO Fund in

                                    -- 51 --
accounts which are identically registered; i.e., have the same registered owners and account number. For income tax purposes, depending on the cost or other basis of the shares you exchange, you may realize a capital gain or loss when you make an exchange. You may purchase shares of a SAFECO Fund by exchange only if it is registered for sale in the state where you reside. Before exchanging into another SAFECO Fund, please read its current Prospectus.

BY WRITTEN REQUEST

Shares may be exchanged by writing SAFECO Services at the address on the Prospectus cover. Please designate the SAFECO Funds and classes you wish to exchange out of and into as well as your account number. The request must be signed by the number of owners designated on your account application and in some cases a signature guarantee may be required. See "Account Changes and Signature Requirements" for more information.

If the shares you want to exchange are evidenced by certificates, the certificates must accompany the request and be duly endorsed.

Under some circumstances (E.G., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before an exchange can be made.

BY TELEPHONE


Call 1-800-624-5711 or, in Seattle, 1-206-545-7319.


Exchanges by telephone must be in amounts of $1,000 or more. Telephone exchanges are not available for shares issued in certificate form.


Please read "Telephone Transactions" on page 54 for other important information.


                                    -- 52 --

THROUGH REGISTERED INVESTMENT ADVISERS


Please read "Transactions Through Registered Investment Advisers" on page 55 for important information.


SHARE EXCHANGE PRICE AND PROCESSING

The shares of the SAFECO Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received. Normally, the purchase of the SAFECO Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making immediate payment could adversely affect the portfolio of the Fund whose shares are being redeemed. The exchange privilege may be modified or terminated with respect to a Fund at any time, upon at least 60 days' notice to shareholders.

LIMITATIONS

Each Fund reserves the right to refuse exchange purchases or simultaneous order transactions by any person or group if, in SAM's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies can have on efficient portfolio management, the Funds have instituted certain policies to discourage excessive exchange and simultaneous order transactions. Exchanges and simultaneous order transactions which, in SAM's judgment, appear to follow a market-timing strategy are limited to 4 in any 12 month period per account holder (or account, in a case

                                    -- 53 --
where one person or entity exercises investment discretion over more than one account). For purposes of these limitations a "simultaneous order transaction" is a transaction where a significant portion of an account's assets are redeemed from one SAFECO Mutual Fund and shortly thereafter reinvested into another SAFECO Mutual Fund. In order to protect the shareholders of the Funds, SAM reserves the right to exercise its discretion in determining whether a particular transaction qualifies as a simultaneous order transaction. In addition to the foregoing limitations on exchanges and simultaneous order transactions, as described above, the Funds reserve the right to refuse any offer to purchase shares.

TELEPHONE TRANSACTIONS

To purchase, redeem or exchange shares by telephone, call 1-800-624-5711 or, in Seattle, 1-206-545-7319 between 5:30 a.m. and 7:00 p.m. Pacific time, Monday through Friday, except certain holidays. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privileges.


To use the telephone purchase, redemption and exchange privileges, you must have previously selected these services either on your account application or by having submitted a request in writing to SAFECO Services at the address on the Prospectus cover. Purchasing, redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner.

Each of the Funds and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services, in its sole discretion, is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.

                                    -- 54 --

The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone that a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include requiring the account owner to select the telephone privilege in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Services tape-records telephone transactions and may request certain identifying information from the caller.

The telephone transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services. The Funds and SAFECO Services may be liable if they do not employ reasonable procedures to confirm that telephone transactions are genuine.


TRANSACTIONS THROUGH REGISTERED INVESTMENT ADVISERS

SAFECO Services may accept instructions for share transactions and account information changes from investment advisers who are acting on behalf of shareholders, provided that the adviser is registered under the Investment Advisers Act of 1940, has a signed agreement with SAFECO Services and has an executed power of attorney from the shareholder, in an acceptable form, on file with SAFECO Services. Advisers may charge a fee to shareholders for their services. The Trust, the Funds and SAFECO Services have no control over or involvement with, the fees charged by advisers for such services. Advisers are responsible for the prompt forwarding of instructions on shareholders' accounts to SAFECO Services and are bound by the terms of this Prospectus. The Trust, the Funds,

                                    -- 55 --

SAFECO Services and their affiliated companies will not be responsible to any shareholder for any losses, liabilities, costs or expenses associated with any investment advice or recommendation provided by the adviser to the shareholder or for accepting and following any instructions from such adviser on the shareholder's account(s).

SHARE PRICE CALCULATION

The NAV of the No-Load Class shares of each Fund is computed at the close of regular trading on the NYSE (normally 1:00 p.m. Pacific time) each day that the NYSE is open for trading. NAV is determined separately for each class of shares of each Fund. The NAV of a Fund is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares. In calculating the net asset value of each class, appropriate adjustments will be made to each class' NAV to reflect expenses allocated to it.



In general, portfolio securities are valued at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that trade on a stock exchange and over-the-counter are valued according to the broadest and most representative market. Securities not traded on a national exchange are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. The International Fund will invest primarily, and the other Funds may invest from time to time, in foreign securities. Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the NYSE. The values of any such securities are


                                    -- 56 --
determined as of such times for purposes of computing the Funds' NAV. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, the security will be valued at fair value as determined in good faith by SAM or BIAM under procedures established by and under general supervision of the Fund's Board of Trustees. Foreign portfolio securities are valued on the basis of quotations from the primary market in which they trade. The value of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.



Valuations of a Fund's portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.



INTERNATIONAL FUND


Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Forward contracts are valued at the current cost of covering or offsetting such contracts.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE
TRUST
Each Fund is a series of SAFECO Common Stock Trust, a Delaware business trust established by a Trust Instrument dated May 13, 1993. The Trust is authorized to issue an

                                    -- 57 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series or classes of shares of the Trust without approval of shareholders.


In addition to the No-Load Class of shares, each Fund also offers two other classes of shares through a separate prospectus to investors who engage the services of an investment professional: Advisor Class A shares and Advisor Class B shares. Advisor Class A shares are sold subject to an initial sales charge and Advisor Class B shares are sold subject to a contingent deferred sales charge. Advisor Class A and Advisor Class B shares also incur different expenses than No-Load Class shares. Accordingly, the performance of the three classes will differ. For more information about Advisor Class A shares and Advisor Class B shares of each Fund, please call 1-800-463-8791.


Each share of a Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the three classes, dividends and liquidation proceeds for each class of shares will likely differ. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.


The Trust does not intend to hold annual meetings of shareholders of the Funds. The Trustees will call a special meeting of shareholders of a Fund only if required under the Investment Company Act of 1940, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote. Separate votes are taken by each class of shares, a Fund, or the Trust if a matter affects only that class of shares, a Fund, or the Trust, respectively.


                                    -- 58 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)
Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and generally provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

Because the Trust may use a combined Prospectus to offer other classes of shares, it is possible that a Fund might become liable for a misstatement about the series of another Trust contained in a combined Prospectus. The Board of Trustees has considered this factor in approving the use of a single, combined Prospectus.

SAM is the investment adviser for each Fund under an agreement with the Trust. Under the agreement, SAM is responsible for the overall management of the Trust's and each Fund's business affairs. SAM provides investment research, advice, management and supervision to the Trust and each Fund, and, consistent with each Fund's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by each Fund and implements those decisions. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below. A reduction in the fees paid by a Fund

                                    -- 59 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) occurs only when that Fund's net assets reach the dollar amounts of the break points and applies only to the assets that fall within the specified range:

     GROWTH, EQUITY AND INCOME FUNDS
NET ASSETS                    ANNUAL FEE
$0 - $100,000,000              .75 of 1%
$100,000,001 - $250,000,000    .65 of 1%
$250,000,001 - $500,000,000    .55 of 1%
Over $500,000,000              .45 of 1%


             NORTHWEST FUND
NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .75 of 1%
$250,000,001 - $500,000,000    .65 of 1%
$500,000,001 - $750,000,000    .55 of 1%
Over $750,000,000              .45 of 1%

           INTERNATIONAL FUND
NET ASSETS                    ANNUAL FEE
$0 - $250,000,000             1.10 of 1%
$250,000,001 - $500,000,000   1.00 of 1%
Over $500,000,000              .90 of 1%

        BALANCED AND VALUE FUNDS
NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .75 of 1%
$250,000,001 - $500,000,000    .65 of 1%
Over $500,000,000              .55 of 1%


                                    -- 60 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)

           SMALL COMPANY FUND
NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .85 of 1%
$250,000,001 - $500,000,000    .75 of 1%
Over $500,000,000              .65 of 1%

The Trust and each Fund will bear all expenses of their organization, operations and business not specifically assumed by SAM under each Fund's management contract. Such expenses may include, among others, custody and accounting expenses, transfer agency and related expenses, distribution and shareholder servicing expenses, expenses related to preparing, printing and delivering prospectuses and shareholder reports, the expenses of holding shareholders' meetings, legal fees, the compensation of non-interested trustees of the Trusts, brokerage, taxes and extraordinary expenses.


With respect to the International Fund, SAM has a sub-advisory agreement with the Sub-Adviser. The Sub-Adviser is a direct, wholly-owned subsidiary of the Bank of Ireland Asset Management Limited and is an indirect, wholly-owned subsidiary of Bank of Ireland. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser was established in 1987 and currently manages over $3 billion in assets. Because the Sub-Adviser is doing business from a location within the United States, investors will be able to effect service of legal process within the United States upon the Sub-Adviser under federal securities laws in United States courts. However, the Sub-Adviser is a foreign organization and maintains a substantial portion of its assets outside the United States. Therefore, the ability of investors to enforce judgments against the Sub-Adviser may be affected by the willingness of foreign courts to enforce judgments of United States courts.


                                    -- 61 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED)
Under the sub-advisory agreement, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:

NET ASSETS                    ANNUAL FEE
$0 - $50,000,000               .60 of 1%
$50,000,001 - $100,000,000     .50 of 1%
Over $100,000,000              .40 of 1%

The parent company of the Sub-Adviser, Bank of Ireland Asset Management Limited, is a direct, wholly-owned subsidiary of the Bank of Ireland, which engages in the investment advisory business and is located at 26 Fitzwilliam Place, Dublin, Ireland. The Bank of Ireland is a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services, and is located at Lower Baggot Street, Dublin, Ireland.

The distributor of the No-Load Class of each Fund's shares under an agreement with the Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities receives no compensation from the Trust or the Funds for its services as distributor of the No-Load Class.


The transfer, dividend and distribution disbursement and shareholder servicing agent for the No-Load Class of each Fund under an agreement with the Trust is SAFECO Services. SAFECO Services receives a fee from each Fund for every shareholder account held in the Fund. SAFECO Services may enter into subcontracts with registered broker-dealers, third party administrators and other qualified service providers that


                                    -- 62 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUST (CONTINUED) generally perform shareholder, administrative, and/or accounting services which would otherwise be provided by SAFECO Services. Fees incurred by a Fund for these services will not exceed the transfer agency fee payable to SAFECO Services. Any distribution expenses associated with these arrangements will be borne by SAM.

SAM, SAFECO Securities and SAFECO Services are wholly-owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses) and are each located at SAFECO Plaza, Seattle, Washington 98185.

PERSONS CONTROLLING CERTAIN FUNDS

At April 2, 1997, SAM, a wholly-owned subsidiary of SAFECO Corporation, controlled the International and Balanced Funds. At April 2, 1997, SAFECO Corporation controlled the Small Company Fund. At April 2, 1997, SAM controlled the Value Fund. SAFECO Corporation and SAM have their principal place of business at SAFECO Plaza, Seattle, Washington 98185.


PERFORMANCE INFORMATION

The yield, total return and average annual total return of each class of a Fund may be quoted in advertisements. Yield is the annualization on a 360-day basis of a class' net income per share over a 30-day period divided by the class' NAV per share on the last day of the period. Total return is the total percentage change in an investment in a class of a Fund, assuming the reinvestment of dividend and capital gains distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a class of a Fund, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time.


                                    -- 63 --

Performance quotations are calculated separately for each class of a Fund. SAM currently anticipates that the U.S. Value Fund's portfolio turnover rate will not exceed 100%. A Fund's portfolio turnover rate will vary from year to year. A higher portfolio turnover rate would involve correspondingly higher transaction costs in the form of broker commissions and dealer spreads and other costs that a Fund bears directly.



From time to time, a Fund may advertise rankings. Rankings are calculated by independent companies that monitor mutual fund performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., and Morningstar, Inc.), and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE, AND THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. Each Fund may also compare its performance to the performance of relevant indices.


Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. The yield and share price of each class of a Fund will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

FUND DISTRIBUTIONS AND HOW THEY ARE TAXED
DIVIDEND AND OTHER DISTRIBUTIONS

The Equity, Income, Balanced and Value Funds declare dividends on the last business day of each calendar quarter and the Growth, Northwest, International and Small Company Funds declare dividends annually. Each Fund declares dividends from its net investment income (which includes accrued dividends and interest, earned discount, and other income

                                    -- 64 --
earned on portfolio securities less expenses) and such shares become entitled to declared dividends on the next business day after shares are purchased for your account. If you request redemption of all your shares at any time during a month, you will receive all declared dividends through the date of redemption together with the proceeds of the redemption.

A shareholder's dividends and other distributions are reinvested in additional shares of the distributing Fund at net asset value per share generally determined as of the close of business on the ex-distribution date, unless the shareholder elects in writing to receive dividends or other distributions in cash and that election is provided to SAFECO Services at the address on the Prospectus cover.

The election remains in effect until revoked by written notice to SAFECO Services. For retirement accounts, all dividends and other distributions declared by a Fund must be invested in additional shares of that Fund.

Please remember that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

TAXES

Each Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, a Fund will not be subject to federal income taxes to the extent it distributes its net investment income and realized capital gains to its shareholders. Each Fund will inform you as to the amount and nature of dividends and other distributions to your account. Dividends and distributions declared in December, but received by shareholders in January, are taxable to shareholders in the year in which declared.

                                    -- 65 --

TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service.

Retirement plan distributions may be subject to federal income tax withholding. However, you may elect not to have any distributions withheld by checking the appropriate box on the Redemption Request form or by instructing SAFECO Services in writing at the address on the Prospectus cover.

If the International Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders; see the Trust's Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.

TAX-DEFERRED RETIREMENT PLANS
SAFECO Services offers a variety of tax-deferred retirement plans for individuals, businesses and nonprofit organizations. An account may be established under one of the following plans which allow you to defer investment income from federal income tax while you save for retirement. Many of the Funds may be used as investment vehicles for these plans.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs are tax-deferred retirement accounts for anyone under age 70 1/2 with


                                    -- 66 --
earned income. The maximum annual contribution generally is $2,000 per person ($4,000 for you and a non-working spouse). Under certain circumstances your contribution will be deductible for income tax purposes. An annual custodial fee will be charged for any part of a calendar year in which you have an IRA investment in a Fund.


SIMPLIFIED EMPLOYEE PENSION IRAS (SEP-IRAS). SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to $22,500 may be made to SEP-IRA accounts; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as regular IRAs.



403(b) PLANS. 403(b) plans are retirement plans for tax-exempt organizations and school systems to which employers and employees both may contribute. Minimum investment amounts are negotiable.


401(k) PLANS. 401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. SAFECO Services offers a low-cost administration package that includes a prototype plan, record keeping, testing and employee communications. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS. Each plan allows corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. SAFECO Services offers an administration package for these plans. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call 1-800-278-1985.

                                    -- 67 --

ACCOUNT STATEMENTS
Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. Confirmation statements will be sent to you after each transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.

ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS
Changes to your account registration or the services you have selected must be in writing and signed by the number of owners specified on your account application as having authority to make these changes. Send written changes to SAFECO Services at the address on the Prospectus cover. Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made by telephone request if you have previously selected single signature authorization for your account.

You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners has important implications. For example, one owner of a joint tenant account can redeem money without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services at the address on the Prospectus cover.

SAFECO Services may require a signature guarantee for a signature that cannot be verified by comparison to the

                                    -- 68 --
signature(s) on your account application. A signature guarantee may be obtained from most financial institutions, including banks, savings and loans and broker-dealers.

DESCRIPTION OF STOCKS, BONDS AND CONVERTIBLE SECURITIES
COMMON STOCKS represent equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Smaller companies are especially sensitive to these factors.

PREFERRED STOCKS are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

BONDS AND OTHER DEBT SECURITIES are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

CONVERTIBLE SECURITIES are debt or preferred stock which are convertible into or exchangeable for common stock. The value of convertible corporate bonds will normally vary inversely

                                    -- 69 --
with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock.

RATINGS SUPPLEMENT
Ratings by Moody's and S&P represent their respective opinions as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

DESCRIPTION OF DEBT RATINGS

Excerpts from Moody's description of its ratings:


INVESTMENT GRADE:
Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and

                                    -- 70 --
interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BELOW INVESTMENT GRADE:
Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                    -- 71 --

Excerpts from S&P's description of its ratings:

INVESTMENT GRADE:
AAA Debt which is rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA -- Debt which is rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.



A -- Debt which is rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.



BELOW INVESTMENT GRADE:
BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "CC" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.



C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.



D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                                    -- 72 --

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DEBT SECURITIES HOLDINGS

The Equity Fund did not hold any convertible debt securities during the fiscal period ended December 31, 1996.



The weighted average ratings of all debt securities held by the Income Fund, expressed as a percentage of total investments held during the fiscal period ended December 31, 1996, were as follows:


                             %                                   %
MOODY'S                      -      S&P                          -
-----------------------             -----------------------
                           INVESTMENT GRADE
----------------------------------------------------------------------
Aaa                              0  AAA                              0
Aa                               0  AA                               0
A                                5  A                                3
Baa                              2  BBB                              3

                        BELOW INVESTMENT GRADE
----------------------------------------------------------------------
Ba                               5  BB                               2
B                                3  B                                3
Caa                              0  Ccc                              0
Ca                                  Cc                               0
Not Rated, but                      Not Rated, but
  determined to                       determined to
  be investment                       be investment
  grade                          0    grade                          3
Not Rated, but                      Not Rated, but
  determined to                       determined to
  be below                            be below
  investment grade               0    investment grade               0


                                    -- 73 --

SAFECO FAMILY OF FUNDS
STABILITY OF PRINCIPAL

  SAFECO Money Market Fund
  SAFECO Tax-Free Money Market Fund

BOND INCOME

  SAFECO Intermediate-Term U.S. Treasury Fund
  SAFECO GNMA Fund
  SAFECO High-Yield Bond Fund
  SAFECO Managed Bond Fund

TAX-FREE BOND INCOME

  SAFECO Intermediate-Term Municipal Bond Fund
  SAFECO Insured Municipal Bond Fund
  SAFECO Municipal Bond Fund
  SAFECO California Tax-Free Income Fund
  SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME WITH LONG-TERM GROWTH

  SAFECO Income Fund

LONG-TERM GROWTH

  SAFECO Growth Fund
  SAFECO Equity Fund
  SAFECO Northwest Fund
  SAFECO International Stock Fund
  SAFECO Balanced Fund
  SAFECO Small Company Stock Fund
  SAFECO U.S. Value Fund

FOR MORE COMPLETE INFORMATION ON ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CALL OR WRITE FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

TO REQUEST A PROSPECTUS:


  Nationwide: 1-800-426-6730
  Seattle: 1-206-545-5530



FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION AND TRANSACTIONS:



  Nationwide: 1-800-835-4391
  Seattle: 1-206-545-5113



FOR SHAREHOLDER SERVICE*:



  Nationwide: 1-800-624-5711
  Seattle: 1-206-545-7319
  Deaf and Hard of Hearing TTY/TDD Service:
  1-800-438-8718


 *All telephone calls are tape-recorded for your protection.

INTERNET: http://networth.galt.com/safeco

E-MAIL: mfunds@safeco.com

        MAILING ADDRESS:

        SAFECO Mutual Funds
        No-Load Class Shares
        P.O. Box 34890
        Seattle, WA 98124-1890


        EXPRESS/OVERNIGHT MAIL:

        SAFECO Mutual Funds
        No-Load Class Shares
        4333 Brooklyn Avenue N.E.
        Seattle, WA 98105


        DISTRIBUTOR:
        SAFECO Securities, Inc.


                                                              GMF 434 4/97



                                                                       [LOGO]
                                                Printed on Recycled Paper.


              -Registered Trademark- Registered trademark of SAFECO Corporation.

                            SAFECO COMMON STOCK TRUST:
                               SAFECO GROWTH FUND
                               SAFECO EQUITY FUND
                               SAFECO INCOME FUND
                              SAFECO NORTHWEST FUND
                              SAFECO BALANCED FUND
                         SAFECO INTERNATIONAL STOCK FUND
                         SAFECO SMALL COMPANY STOCK FUND
                             SAFECO U.S. VALUE FUND

                                 NO-LOAD CLASS


                       Statement of Additional Information

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Funds. A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE:

                                   Nationwide
                                 1-800-426-6730

                                  Seattle Area
                                  206-545-5530

                     Deaf and Hard of Hearing TDD/TTY Service
                                 1-800-438-8718


The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is April 30, 1997.


The date of this Statement of Additional Information is April 30, 1997.

                                TABLE OF CONTENTS


     OVERVIEW OF INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . 2
     INVESTMENT POLICIES OF THE GROWTH FUND. . . . . . . . . . . . . . . . . 2
     INVESTMENT POLICIES OF THE EQUITY FUND. . . . . . . . . . . . . . . . . 6
     INVESTMENT POLICIES OF THE INCOME FUND. . . . . . . . . . . . . . . . . 9
     INVESTMENT POLICIES OF THE NORTHWEST FUND . . . . . . . . . . . . . . .12
     INVESTMENT POLICIES OF THE BALANCED FUND. . . . . . . . . . . . . . . .16
     INVESTMENT POLICIES OF THE INTERNATIONAL FUND . . . . . . . . . . . . .19
     INVESTMENT POLICIES OF THE SMALL COMPANY FUND . . . . . . . . . . . . .21
     INVESTMENT POLICIES OF THE U.S. VALUE FUND  . . . . . . . . . . . . . .24
     ADDITIONAL INVESTMENT INFORMATION . . . . . . . . . . . . . . . . . . .24
     SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS . . . . . . . . . . . . .40
     SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . .41
     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS . . . . . . . . . . . . . . . .43
     ADDITIONAL TAX INFORMATION. . . . . . . . . . . . . . . . . . . . . . .43
     ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER
     SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45
     ADDITIONAL PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . .46
     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . .51
     INVESTMENT ADVISORY AND OTHER SERVICES. . . . . . . . . . . . . . . . .54
     BROKERAGE PRACTICES . . . . . . . . . . . . . . . . . . . . . . . . . .58
     REDEMPTION IN KIND. . . . . . . . . . . . . . . . . . . . . . . . . . .59
     FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . .59
     DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS . . . . . .60

OVERVIEW OF INVESTMENT POLICIES

SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund") SAFECO Small Company Stock Fund ("Small Company Fund") and SAFECO U.S. Value Fund ("Value Fund") (collectively, the "Funds") are each a series of the SAFECO Common Stock Trust ("Trust"). The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (E.G., common stock, U.S. Government securities or bonds) a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to identify or describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined by the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

Non-fundamental policies may be changed without shareholder approval.

INVESTMENT POLICIES OF THE GROWTH FUND

FUNDAMENTAL INVESTMENT POLICIES

The Growth Fund has adopted the following fundamental investment policies. The Growth Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Growth Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Growth Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than 3 years of continuous operation, including in such 3 years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Growth Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual proprietorship, if such purchase at the time thereof would cause more than 5% of the Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Growth Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase by the Growth Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Growth Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Growth Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Growth Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer any of whose officers, directors or security holders is an officer or director of the Growth Fund, if or so long as the officers or trustees of the Growth Fund, together, own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Such purchases in the open market will be limited to not more than 5% of the value of the Growth Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

13. Act as underwriter of securities issued by any other person, firm or corporation; however, the Growth Fund may be deemed to be a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933, as amended ("1933 Act"), in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts in the ordinary course of business, but this policy shall not be construed as preventing the Growth Fund from acquiring real estate, commodities, commodity contracts or futures contracts through liquidating distributions as a result of the ownership of securities.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Growth Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300% the Growth Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

17. Act as a distributor of securities of which the Growth Fund is the issuer, except through an underwriter (who may be designated as "distributor"), who may act as principal or be an agent of the Growth Fund and may not be obligated to the Growth Fund to sell or take any specific amount of securities.

18. Purchase foreign securities only if (a) such securities are listed on a national securities exchange, and (b) such purchase, at the time thereof, would not cause more than 10% of the total assets of the Growth Fund (taken at market value) to be invested in foreign securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Growth Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Growth Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.   The Growth Fund will not issue long-term debt securities.

3. The Growth Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Growth Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Growth Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

6. The Growth Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

7. Although the Growth Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to ten percent (10%) of its net assets in order to comply with state law.

8. The Growth Fund will invest no more than five percent (5%) of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

9. The Growth Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument that SAFECO Asset Management Company ("SAM") deems appropriate.

10. The Growth Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than two percent (2%) of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

11. The Growth Fund may invest up to 10% of its total assets in contingent value rights.

12. The Growth Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Growth Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

14. The Growth Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

INVESTMENT POLICIES OF THE EQUITY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Equity Fund has adopted the following fundamental investment policies. The Equity Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies and instrumentalities) if as a result more than 5% of the value of the Equity Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of the outstanding voting securities of such issuer to be held by the Equity Fund.

3. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and where the Equity Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

4. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 25% of the Equity Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

5. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with the Equity Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements; provided, however, that the Equity Fund shall not invest more than 10% of its total assets in qualified repurchase agreements or through qualified loan agreements.

6. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Equity Fund from commercial banks for temporary or emergency purposes and not for investment purposes. The Equity Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

7. Purchase shares of registered investment companies other than real estate investment trusts.

8. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Equity Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be an underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

9. Purchase or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts. This limitation is intended to include ownership of real estate through limited partnerships.

10. Purchase any security for the purpose of acquiring or exercising control or management of the issuer.

11. Purchase puts, calls, straddles, spreads or any combination thereof; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

12. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Equity Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Equity Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%; for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Equity Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Equity Fund will not participate on a joint or joint and several basis in any trading account in securities, except that the Equity Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the Fund's investment adviser or the investment adviser's parent company and any subsidiary thereof.

2. The Equity Fund will not purchase securities of any issuer which with its predecessors has been in operation less than three years, if such purchase would cause more than 5% of the Equity Fund's total assets to be invested in such issuers.

3. The Equity Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

4. The Equity Fund will not purchase securities with unlimited liability, E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

5. The Equity Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Equity Fund will not pledge, mortgage, or hypothecate its portfolio securities to the extent that, at any time, the percentage of pledged securities at market value will exceed 10% of its net assets.

7. The Equity Fund will invest no more than 5% of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

8. The Equity Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, repurchase agreements (subject to the non-fundamental policy limitations in section 7) or any other short-term instrument SAM deems appropriate.

9. The Equity Fund may invest up to 5% of net assets in warrants purchased at the lower of market or cost, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

10. The Equity Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

11. The Equity Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

12. The Equity Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

13. The Equity Fund may purchase foreign securities, provided that such purchase at the time thereof would not cause more than ten percent (10%) of the total assets of the Equity Fund taken at market value to be invested in foreign securities.

14. The Equity Fund will not purchase or retain for its portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or trustees of the Fund or its investment adviser (who individually own more than 0.5% of the outstanding securities of such issuer), together own more than 5% of such issuer's outstanding securities.

INVESTMENT POLICIES OF THE INCOME FUND

FUNDAMENTAL POLICIES

The Income Fund has adopted the following fundamental investment policies. The Income Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Income Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than three years of continuous operation (including in such three years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Income Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership, or individual proprietorship), if such purchase at the time thereof would cause more than 5% of the Income Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries; in no event shall the Income Fund invest more than 25% of its assets in any one industry.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Income Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Income Fund, whether or not the purchase was made upon the original issue of the securities, shall not be considered as a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Income Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer, any of whose officers, directors or security holders is an officer or Trustee of the Income Fund, if or so long as the officers or trustees of the Income Fund together own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except where such purchase, although not made in the open market, is part of a plan of merger or consolidation. Such purchases in the open market shall be limited to not more than five percent (5%) of the value of the Income Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets.

13. Underwrite securities issued by any other person, firm or corporation; however the Income Fund may be deemed a statutory underwriter as that term is defined in the 1940 Act and the 1933 Act in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate, (except real estate investment trusts) commodities, commodity contracts or futures contracts.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16. Purchase foreign securities, unless (a) such securities are listed on a national securities exchange, and (b) such purchase at the time thereof would not cause more than 10% of the total assets of the Income Fund (taken at market value) to be invested in foreign securities.

17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Income Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Income Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Income Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Income Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.   The Income Fund will not issue long-term debt securities.

3. Although the Income Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to 10% of its net assets.

4. The Income Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

5. The Income Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Income Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

7. The Income Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Income Fund will invest no more than 5% of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

9. The Income Fund will invest primarily in common stock and may also invest in convertible and non-convertible bonds and preferred stock.

10. The Income Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument SAM deems appropriate.

11. The Income Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

12. The Income Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Income Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

INVESTMENT POLICIES OF THE NORTHWEST FUND

FUNDAMENTAL POLICIES

The Northwest Fund has adopted the following fundamental investment policies. The Northwest Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase the securities of any issuer if, as a result, more than 10% of any class of securities of such issuer will be owned by the Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Concentrate its investments in particular industries (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or invest 25% or more of the Fund's total assets in any one industry (governmental issues of securities are not considered part of one industry).

5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

6.   Make short sales (sales of securities not presently owned).

7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Northwest Fund's investment objective, policies and restrictions or through the purchase of qualified repurchase agreements.

8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Northwest Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 20% of the value of the Fund's total assets at the time of borrowing. The Northwest Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

9. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by section 7 above, the Northwest Fund may pledge securities having a market value at the time of pledge not exceeding 10% of the Fund's total assets.

10. Purchase or retain for its portfolio the securities of any issuer, if, to the Northwest Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such an issuer, together own more than 5% of such outstanding securities.

11. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Northwest Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

12.  Purchase or sell real estate, except real estate investment trusts.

13.  Purchase or sell commodities, commodity contracts or futures contracts.

14. Participate, on a joint or joint-and-several basis, in any trading account in securities, except that the Northwest Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Northwest Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Northwest Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

16. Purchase from, or sell portfolio securities to, any officer or director, the Northwest Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof, provided, however, that this prohibition shall not prohibit the Northwest Fund from purchasing with the $5,000,000 raised through the sale of 500,000 shares of common stock to SAFECO Insurance Company of America, portfolio securities from subsidiaries of SAFECO Corporation prior to its effective date.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Northwest Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Northwest Fund will not buy or sell foreign exchange, except as may be necessary to invest the proceeds of the sale of foreign securities in the Fund's portfolio in U.S. dollars.

2.   The Northwest Fund will not issue long-term debt securities.

3. The Northwest Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Northwest Fund will not invest in oil, gas or other mineral exploration or development programs.

5. The Northwest Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

6. The Northwest Fund will not invest more than 5% of its total assets in securities of companies (including predecessor companies) having a record of less than 3 years of continuous operation.

7. The Northwest Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Northwest Fund will not invest more than 10% of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than 7 days.

9. The Northwest Fund will not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than 10% of its total assets in shares of other investment companies nor invest more than 5% of its total assets in a single investment company.

10. The Northwest Fund may invest in shares of common stock selected primarily for potential appreciation.

11. The Northwest Fund may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Fund.

12. The Northwest Fund may invest up to 5% of its net assets in warrants, but shall limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

13. The Northwest Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in section 9 above), repurchase agreements (subject to the limitations set forth in section 8 above) or any other short-term instrument that SAM deems appropriate.

14. The Northwest Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

15. The Northwest Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

16. The Northwest Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than 10% of the total assets of the Northwest Fund (at market value) to be invested in foreign securities.

INVESTMENT POLICIES OF THE BALANCED FUND

FUNDAMENTAL POLICIES

The Balanced Fund has adopted the following fundamental investment policies. The Balanced Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Balanced Fund's total assets would be invested in the securities of such issuer or the Balanced Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Balanced Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Balanced Fund may be deemed an underwriter under federal securities laws;

4.   Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Balanced Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Balanced Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Balanced Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Balanced Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The Balanced Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The Balanced Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The Balanced Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Balanced Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The Balanced Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market ("Nasdaq") if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The Balanced Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The Balanced Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The Balanced Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The Balanced Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The Balanced Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

12. The Balanced Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

13. The Balanced Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

14. The Balanced Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Balanced Fund will not purchase or sell commodities or commodity contracts.

INVESTMENT POLICIES OF THE INTERNATIONAL FUND

FUNDAMENTAL POLICIES

The International Fund has adopted the following fundamental investment policies. The International Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the International Fund's total assets would be invested in the securities of such issuer or the International Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the International Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the International Fund may be deemed an underwriter under federal securities laws;

4.   Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the International Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the International Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the International Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The International Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The International Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The International Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The International Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The International Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The International Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The International Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The International Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The International Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The International Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The International Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

12. The International Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

13. The International Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

INVESTMENT POLICIES OF THE SMALL COMPANY FUND

FUNDAMENTAL POLICIES

The Small Company Fund has adopted the following fundamental investment policies. The Small Company Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Fund's total assets would be invested in the securities of such issuer or the Small Company Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Fund may be deemed an underwriter under federal securities laws;

4.   Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Small Company Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Small Company Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

2. The Small Company Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

3. The Small Company Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

4. The Small Company Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

5. The Small Company Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

6. The Small Company Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

7. The Small Company Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

8. The Small Company Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

9. The Small Company Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

10. The Small Company Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

11. The Small Company Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

12. The Small Company Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

13. The Small Company Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

14. The Small Company Fund will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Small Company Fund will not purchase or sell commodities or commodity contracts.

INVESTMENT POLICIES OF THE VALUE FUND

FUNDAMENTAL POLICIES

The U.S. Value Fund will not:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the U.S. Value Fund's total assets would be invested in the securities of such issuer or the U.S. Value Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the U.S. Value Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the U.S. Value Fund may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;


5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the U.S. Value Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;


6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the U.S. Value Fund may purchase or sell may purchase financial futures contracts and options and options on financial futures contracts.


7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The U.S. Value Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies;

2. The U.S. Value Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

3. The U.S. Value Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

4. The U.S. Value Fund will not invest in oil, gas or other mineral exploration, development programs or leases;

5. The U.S. Value Fund will not invest more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to the 5% limit;

6. The U.S. Value Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets;

7. The U.S. Value Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

8. The U.S. Value Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding;

9. The U.S. Value Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

10. The U.S. Value Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;

11. The U.S. Value Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;

12. The U.S. Value Fund may invest in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees;

13. The U.S. Value Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

14. The U.S. Value Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The U.S. Value Fund will not purchase or sell commodities or commodity contracts.

ADDITIONAL INVESTMENT INFORMATION

Each Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

2. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

     Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

     A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

3. REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund and the seller agree at the time of sale to the repurchase of a security at a mutually agreed upon time and place. The period of maturity is usually quite short, possibly overnight or a few days. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time a Fund's money is invested in the security (which is not related to the coupon rate of the purchased security). Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized. A Fund will take possession of the securities underlying the repurchase agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, a Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom a Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, a Fund's ability to realize the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.

4. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

      a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

      b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC"). The Growth Fund's investments in CDs issued by FDIC-insured banks or savings and loans having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by the FDIC.

5. CONTINGENT VALUE RIGHTS. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

6. REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income.

     REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

7. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. The Funds do not intend to purchase illiquid securities, but the market for some securities may become illiquid following purchase by the Fund. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

8. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

9. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

10. SOVEREIGN DEBT OBLIGATIONS. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

11. INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

     The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

12. PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"). PFICs may include funds or trusts organized as investment vehicles to invest in companies of certain foreign countries. Investors in a PFIC bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" for more information.

13. SHORT SALES AGAINST THE BOX. A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). Funds engaging in short sales against the box will incur transaction costs.


14. OPTIONS ON EQUITY SECURITIES. (International Fund only.) The International Fund may purchase and write (i.e., sell) put and call options on equity securities. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date
     (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.


     The Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: the Fund has an immediate right to acquire that security: (i) without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), or (ii) upon the Fund's conversion or exchange of other securities held in its portfolio, or (iii) the Fund holds a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

     The Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price, or
     (ii) the Fund holds on a share-for-share basis a put on the same security as the put written, where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

     The Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

     The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

     If the Fund, as a writer of an option, wishes to terminate the obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction, i.e., selling an option of the same series as the option previously purchased. The Fund may effect closing sale and purchase transactions. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guaranty that closing purchase or closing sale transactions can be effected.

     The Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange;
     (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.


15. OPTIONS ON STOCK INDICES. (International Fund only.) The International Fund may purchase and sell (i.e., write) put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in particular industry or segment of the market) rather than price movements in individual stocks.

     The Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When the Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.

     When the Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if: the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

     The Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts, or (ii) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

     The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. The Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

     The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund generally will purchase or write options only on stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

     Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.
     It is not certain that this market will develop in all index options contracts. The Fund will not purchase or sell any index option contract unless and until Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser"), the Fund's sub-investment adviser, believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

     Price movements in the Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

     When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio.
     As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

     There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


16. OPTIONS ON DEBT SECURITIES. (International Fund only.) The Fund may purchase and write (i.e., sell) put and call options on debt securities. Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.


     The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as options on equity securities as described above, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option.
     The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Sub-Adviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

     The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

     The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities."

     The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.


     If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, dealer options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the dealer option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the dealer option. While the Fund will seek to enter into dealer options only with counterparties who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased dealer options and the assets used as "cover" for written dealer options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written dealer options may be considered liquid provided that the Fund sells dealer options only to qualified dealers who agree that the Fund may repurchase any dealer option its writes for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


     The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

17. OPTIONS ON FOREIGN CURRENCIES. (International Fund only.) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

     The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though their foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

     If, on the other hand, the Sub-Adviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

     The Fund's successful use of options on foreign currencies depends upon the Sub-Adviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally.
     For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

     The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not their market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

18. STOCK INDEX FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

     The Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. The Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

     The Fund's successful use of stock index futures contracts depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

     Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

19. INTEREST RATE FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

     The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

     The Fund's successful use of interest rate futures contracts depends upon the Sub-Adviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

20. FOREIGN CURRENCY FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. An European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

     The use of these futures contracts is subject to risks similar to those involved in the use of options of foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Adviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

21. OPTIONS ON FUTURES CONTRACTS. (International Fund only.) The Fund may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, an exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund intends to utilize options on futures contracts for the same purposes that it intends to use the underlying futures contracts.

     Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercise against the Fund.

22. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. (International Fund only.) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities.
     It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

Below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

FOREIGN SECURITIES

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Many of the securities held by a Fund will not be registered under, nor will the issuers thereof be subject to the reporting requirements of, U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

CURRENCY EXCHANGE RATES

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including, but not limited to, actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund will invest will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain foreign currency losses exceed other investment company taxable income (as defined below under "Additional Tax Information") during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his International Fund shares.

HEDGING TRANSACTIONS (INTERNATIONAL FUND ONLY)

Hedging transactions cannot eliminate all risks of loss to the International Fund and may prevent the Fund from realizing some potential gains. The projection of short-term foreign currency and market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions."

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

To help reduce certain risks associated with hedging transactions, the Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on the behalf of the Fund as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

     (i) The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

     (ii) The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

     (iii) The Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.

PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS


At April 2, 1997 SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Northwest Fund which represented 16% of the Fund's outstanding shares. At April 2, 1997, SAM owned 500,000 shares of each of the Balanced Fund and International Stock Fund, which represented 54% of the Balanced and 45% of the International Fund's outstanding shares. At April 2, 1997, SAFECO Corporation owned 500,000 shares of the Small Company Stock Fund which represented 42% of the Fund's outstanding shares. At April 2, 1997, SAM owned 500,000 shares of the Value Fund, which represented 100% of the Fund's outstanding shares. SAFECO Insurance and SAM are Washington corporations and wholly owned subsidiaries of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185. Principal shareholders of a Fund may control the outcome of a shareholder vote.


ADDITIONAL TAX INFORMATION

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Fund is treated as a separate corporation for income tax purposes.
Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election), of that year, plus certain other amounts.

The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.
Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

The International Fund, may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFIC's. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of any such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

The International Fund and any other Fund that invests in foreign securities may be required to pay withholding or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding would generally be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders, but will be included in shareholders taxable income. However, the Fund intends to make an election which will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund.

Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

If the International Fund's dividends exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of your shares resulting in a higher reported capital gains or a lower reported capital loss when you sell your shares.

These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.

ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

Each Fund determines its net asset value per share ("NAV") by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of No-Load Class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. Pacific time every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.

Short-term debt securities held by each Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61st day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing the International Fund's NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Adviser under procedures established by and under general supervision of the Fund's Board of Trustees.

Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

ADDITIONAL PERFORMANCE INFORMATION


Effective September 30, 1996, all of the then-existing shares of each Fund, except the Value Fund, were redesignated No-Load Class shares, and each Fund commenced offering Advisor Class A and Advisor Class B shares. The following historical performance figures are for No-Load Class Shares only.


The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 1996, for the Growth, Equity and Income Funds were as follows:


                             1 Year       5 Years       10 Years
                             ------       -------       --------

          Growth Fund        22.90%        80.58%        288.95%

          Equity Fund        25.01%       146.22%        366.39%

          Income Fund        23.99%       100.57%        194.28%


The total returns, expressed as a percentage, for the one-year, five-year and since-inception (70 months) periods ended December 31, 1996, for the Northwest Fund were as follows:


                                                   Since Initial Effective Date
                              1 Year       5 Year           (70 Months)
                              ------       ------         ---------------
          Northwest Fund      15.04%       56.85%              80.27%


The total returns, expressed as a percentage, for the eleven month period from inception to December 31, 1996, for the Balanced, International, and Small Company Funds were as follows:

                                              11 Month Period from Inception to
                                                      December 31, 1996

Balanced Fund                                               11.40%

International Fund                                          14.23%

Small Company Fund                                          25.01%


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five-and ten-year periods ended December 31, 1996, for the Growth, Equity and Income Funds were as follows:


                   1 Year      5 Years    10 Years
                   ------      -------    --------

Growth Fund       $12,290      $18,058     $38,895

Equity Fund       $12,501      $24,622     $46,639

Income Fund       $12,399      $20,057     $29,428


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one year, five year, and since-inception (70 months) periods ended December 31, 1996, for the Northwest Fund were as follows:


                                                   Since Initial Effective Date
                              1 Year       5 Year       (70 Months)
                              ------       ------  ----------------------------
          Northwest Fund     $11,504      $15,685         $18,027


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the eleven month period from inception to December 31, 1996, for the Balanced, International and Small Company Funds were as follows:


                                         11 Month Period from
                                    Inception to December 31, 1996
                                    ------------------------------
         Balanced Fund                          $11,140

         International Fun                      $11,423

         Small Company Fund                     $12,501

The average annual total returns for the one, five and ten year periods ended December 31, 1996, for the Growth, Equity and Income Funds were as follows:


                                 1 Year       5 Years   10 Years
                                 ------       -------   --------
        Growth Fund              22.90%        12.55%    14.55%

        Equity Fund              25.01%        19.75%    16.65%

        Income Fund              23.99%        14.94%    11.40%


The average annual total returns for the one year, five year, and since-inception (70 months) periods ended December 31, 1996, for the Northwest Fund were as follows:


                                                   Since Initial Effective Date
                              1 Year      5 Years        (70 Months)
                              ------      -------  ----------------------------
         Northwest Fund       15.04%       9.42%            10.63%


CALCULATIONS

The total return, expressed as a percentage, is computed using the following formula:

                                     ERV-P
                             T =     -----  x 100
                                       P

The total return, expressed in dollars, is computed using the following formula:

                                             n
                                   T = P(1+A)

The average annual total return is computed using the following formula:

               n
          A = (root ERV/P - 1) x 100

Where:    T =  total return

          A =  average annual total return

          n =  number of years

     ERV = ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

          P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge, if any, for each Class is applied.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (E.G., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including but not limited to: a Fund's beta, standard deviation, and price earnings ratio.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, NO-LOAD FUND INVESTOR, NO-LOAD FUND X, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

Each Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

     AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX - Price weighted (high-priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

     DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively traded Blue Chip stocks.

     NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks.

     S & P'S COMPOSITE INDEX OF 500 STOCKS - Market value weighted index of 500 stocks most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

     WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Exchanges.

     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

     RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or any sub-investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub-investment adviser, or the SAFECO Family of Funds,
(iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.

TRUSTEES AND OFFICERS

                           Position Held with      Principal Occupation
Name and Address           the Trust               During Past 5 Years
----------------           ------------------      --------------------
Boh A. Dickey*             Chairman and            President, Chief Operating
SAFECO Plaza               Trustee                 Officer and Director of
Seattle, WA  98185                                 SAFECO Corporation.
(52)                                               Previously, Executive Vice
                                                   President and Chief Financial
                                                   Officer. He has been an
                                                   executive officer of
                                                   SAFECO Corporation and its
                                                   subsidiaries since 1982.
                                                   See table under
                                                   "Investment Advisory and
                                                   Other Services."

Barbara J. Dingfield       Trustee                 Manager, Corporate
Microsoft Corporation                              Contributions and Community
One Microsoft Way                                  Programs for Microsoft
Redmond, WA  98052                                 Corporation, Redmond,
(51)                                               Washington, a computer
                                                   software company; Director
                                                   and former Executive Vice
                                                   President of Wright Runstad &
                                                   Co., Seattle, Washington, a
                                                   real estate development
                                                   company; Director of First
                                                   SAFECO National Life
                                                   Insurance Company of New
                                                   York.

David F. Hill*             President               President of SAFECO
SAFECO Plaza               Trustee                 Securities Inc. and SAFECO
Seattle, WA  98185                                 Services Corporation; Senior
(48)                                               Vice President of SAFECO
                                                   Asset Management Company. See
                                                   table under "Investment
                                                   Advisory and Other Services."


Richard W. Hubbard*        Trustee                 Retired Vice President and
1270 NW Blakely Ct.                                Treasurer of the Trust and
Seattle, WA  98177                                 other SAFECO Trusts; retired
(68)                                               Senior Vice President and
                                                   Treasurer of SAFECO
                                                   Corporation; former President
                                                   of SAFECO Asset Management
                                                   Company; Director of First
                                                   SAFECO National Life
                                                   Insurance Company of New
                                                   York.

                           Position Held with      Principal Occupation
Name and Address           the Trust               During Past 5 Years
----------------           ------------------      --------------------

Richard E. Lundgren        Trustee                 Director of Marketing and
764 S. 293rd Street                                Customer Relations, Building
Federal Way, WA  98032                             Materials Distribution,
(59)                                               Weyerhaeuser Company, Tacoma,
                                                   Washington; Director of First
                                                   SAFECO National Life
                                                   Insurance Company of New
                                                   York.

Larry L. Pinnt             Trustee                 Retired Vice President and
1600 Bell Plaza                                    Chief Financial Officer of
Room 1802                                          US WEST Communications,
Seattle, WA  98191                                 Seattle, Washington;
(62)                                               Director of Key Bank of
                                                   Washington, Seattle,
                                                   Washington; Director of
                                                   University of Washington
                                                   Medical Center, Seattle,
                                                   Washington; Director of First
                                                   SAFECO National Life
                                                   Insurance Company of New
                                                   York; Director of Cascade
                                                   Natural Gas Corporation,
                                                   Seattle, Washington.

John W. Schneider          Trustee                 President of Wallingford
1808 N 41st St.                                    Group, Inc., an international
Seattle, WA  98103                                 trading and business/real
(55)                                               estate development consulting
                                                   firm, Seattle, Washington;
                                                   former President of Coast
                                                   Hotels, Inc., Seattle,
                                                   Washington; Director of First
                                                   SAFECO National Life
                                                   Insurance Company of New
                                                   York.

Neal A. Fuller             Vice President          Vice President, Controller,
SAFECO Plaza               Controller              Assistant Secretary and
Seattle, WA  98185         Assistant Secretary     Treasurer of SAFECO
(34)                                               Securities, Inc. and SAFECO
                                                   Services Corporation;  Vice
                                                   President, Controller,
                                                   Secretary and Treasurer of
                                                   SAFECO Asset Management
                                                   Company.  See table under
                                                   "Investment Advisory and
                                                   Other Services."

                           Position Held with      Principal Occupation
Name and Address           the Trust               During Past 5 Years
----------------           ------------------      --------------------

Ronald L. Spaulding        Vice President          Vice Chairman of SAFECO
SAFECO Plaza               Treasurer               Asset Management Company;
Seattle, WA  98185                                 Vice President and Treasurer
(53)                                               of SAFECO Corporation;
                                                   Director and Vice President
                                                   of SAFECO Life Insurance
                                                   Company; former senior
                                                   Portfolio Manager of SAFECO
                                                   insurance companies' taxable
                                                   bond portfolios; former
                                                   Portfolio Manager for several
                                                   SAFECO mutual funds.  See
                                                   Table under "Investment
                                                   Advisory and Other Services."


* Trustees who are interested persons as defined by the 1940 Act.


                     COMPENSATION TABLE FOR CURRENT TRUSTEES
                         FOR THE THREE-MONTH PERIOD ENDED
                                DECEMBER 31, 1996


                                                                                 Total
                                                 Pension or                      Compensation
                                                 Retirement                      From
                                                 Benefits         Estimated      Registrant and
                               Aggregate         Accrued As Part  Annual         Fund Complex
                               Compensation      of Fund          Benefits Upon  Paid
Trustee                        from Registrant   Expenses         Retirement     to Trustees
-------                        ---------------   --------         ----------     -----------
Boh A. Dickey                  N/A               N/A              N/A            N/A

Barbara J. Dingfield           $  790            N/A              N/A            $ 2,188

David F. Hill                  N/A               N/A              N/A            N/A

Richard W. Hubbard             $  790            N/A              N/A            $ 1,750

Richard E. Lundgren            $  790            N/A              N/A            $ 2,188

Larry L. Pinnt                 $  790            N/A              N/A            $ 2,188

John W. Schneider              $  790            N/A              N/A            $ 2,188


* First elected to the Board of Trustees in August, 1996.


For the fiscal year ended September 30, 1996, Barbara J. Dingfield, Richard
E. Lundgren, Larry L. Pinnt, John W. Schneider and Richard W. Hubbard each received $7,949 aggregate compensation from the Registrant and $25,750 except Mr. Hubbard who received $24,000 total compensation from the Registrant and the fund complex paid to the Trustees. Mr. Dickey and Mr. Hill are officers of various SAFECO Companies and are not compensated by the Trusts.
Similarly, the officers of the SAFECO Trusts receive no compensation for their services as officers.

Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for five other registered open-end management investment companies that have, in the aggregate, twenty-three series companies managed by SAM.




At April 2, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

SAM has a sub-advisory Agreement with Bank of Ireland Asset Management (U.S.) Limited. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin Ireland and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Adviser is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland.

The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:


                                                   SAFECO              SAFECO
   Name            Trust           SAM             Securities          Services
   ----            -----           ---             ----------          --------
B. A. Dickey     Chairman        Director
                 Trustee         Chairman

D. F. Hill       President       Senior Vice        President         President
                 Trustee         President          Director          Director
                                 Director           Secretary         Secretary

N. A. Fuller     Vice President  Vice President     Vice              Vice
                 Controller      Controller         President         President
                 Assistant       Secretary          Controller        Controller
                 Secretary       Treasurer          Assistant         Assistant
                                                    Secretary         Secretary
                                                    Treasurer         Treasurer

R.L. Spaulding   Vice President  Vice               Director          Director
                 Treasurer       Chairman
                                 Director

S.C. Bauer                       President
                                 Director

D.H. Longhurst                   Assistant          Assistant         Assistant
                                 Controller         Controller        Controller

Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation and Mr. Spaulding is a Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Fund that includes furnishing office facilities, books, records and personnel to manage the Trust's and each Fund's affairs and paying certain expenses.

The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Fund generally. In some cases, the price of a security allocated to one Fund may be higher or lower than the price of a security allocated to another Fund.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range:

                         GROWTH, EQUITY AND INCOME FUNDS

          NET ASSETS                         ANNUAL FEE

     $0 - $100,000,000                       .75 of 1%
     $100,000,001 - $250,000,000             .65 of 1%
     $250,000,001 - $500,000,000             .55 of 1%
     Over $500,000,000                       .45 of 1%

                                 NORTHWEST FUND

          NET ASSETS                         ANNUAL FEE

     $0 - $250,000,000                       .75 of 1%
     $250,000,001 - $500,000,000             .65 of 1%
     $500,000,001 - $750,000,000             .55 of 1%
     Over $750,000,000                       .45 of 1%

                            BALANCED AND VALUE FUNDS

          NET ASSETS                         ANNUAL FEE

     $0 - $250,000,000                       .75 of 1%
     $250,000,001 - $500,000,000             .65 of 1%
     Over $500,000,000                       .55 of 1%

                               INTERNATIONAL FUND

          NET ASSETS                         ANNUAL FEE

     $0 - $250,000,000                       1.10 of 1%
     $250,000,001 - $500,000,000             1.00 of 1%
     Over $500,000,000                       .90 of 1%

                               SMALL COMPANY FUND

          NET ASSETS                         ANNUAL FEE

     $0 - $250,000,000                       .85 of 1%
     $250,000,001 - $500,000,000             .75 of 1%
     Over $500,000,000                       .65 of 1%

Under the sub-advisory Agreement between SAM and the Sub-Adviser, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:

          NET ASSETS                         ANNUAL FEE

     $0 - $50,000,000                        .60 of 1%
     $50,000,001 - $100,000,000              .50 of 1%
     Over $100,000,000                       .40 of 1%


The following table states the total amounts of compensation paid to SAM for the fiscal period ended December 31, 1996, and the past three fiscal years for the Growth, Equity, Income, and Northwest Funds:


                            Fiscal Year or Period Ended

                     For the Three
                  Month Period Ended
                     December 31,      September 30,  September 30,  September 30,
                         1996               1996           1995           1994
                  ------------------   -------------  -------------  -------------
Growth Fund          $  327,000          $1,260,000     $1,107,000    $1,096,000
Equity Fund          $1,131,000          $3,752,000     $3,151,000    $1,676,000
Income Fund          $  469,000          $1,597,000     $1,348,000    $1,363,000
Northwest Fund       $   80,000          $  305,000     $  269,000    $  287,000



The total amount of compensation paid to SAM for the Balanced, International, and Small Company Funds for the period from January 31, 1996 through December 31, 1996 was $47,000, $81,000, and $78,000, respectively.


CUSTODIAN. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with the Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A. has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.


AUDITOR. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.

TRANSFER AGENT. SAFECO Services, SAFECO Plaza, Seattle, Washington 98185 is the transfer, dividend and distribution disbursement and shareholder servicing agent for the No-Load Class of each Fund under an Agreement with the Trust. SAFECO Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's No-Load Class shareholders, records of transactions involving each Fund's No-Load Class shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is paid a fee for these services equal to $28.00 per shareholder account, but not to exceed .30% of each Fund's average net assets. The following table shows the fees paid by the Growth, Equity, Income and Northwest Funds to SAFECO Services during the fiscal period ended December 31, 1996, and the past three fiscal years:


                            Fiscal Year or Period Ended*

                     For the Three
                  Month Period Ended
                     December 31,      September 30,  September 30,  September 30,
                         1996              1996           1995           1994
                  ------------------   ------------   ------------   -------------
Growth Fund          $   99,000         $  384,000     $  305,000     $  210,000
Equity Fund          $  378,000         $1,203,000     $1,018,000     $  370,000
Income Fund          $  123,000         $  359,000     $  298,000     $  264,000
Northwest Fund       $   32,000         $  105,000     $   97,000     $   85,000


* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.


The fees paid by the Balanced, International, and Small Company Funds during the period from January 31, 1996 through December 31, 1996 were $6,000 $14,000, and $21,000, respectively.


SAFECO Securities is the principal underwriter for the No-Load Class of each Fund and distributes each Fund's No-Load Class shares on a continuous best efforts basis under an Agreement with the Trust. SAFECO Securities is not compensated by the Trust or the Funds for underwriting, distribution or other activities in connection with No-Load Class shares.

BROKERAGE PRACTICES


Brokers typically charge commissions on mark-ups/mark-downs to affect securities transactions. Securities owned by the Funds may be purchased with brokerage commissions or on a principal basis without brokerage commissions. The Fund may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Funds are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expense for each Fund for the fiscal period ended December 31, 1996, and the past three fiscal years for the Growth, Equity, Income and Northwest Funds:


                            Fiscal Year or Period Ended

                       For the Three
                    Month Period Ended
                       December 31,      September 30,  September 30,  September 30,
                           1996              1996           1995           1994
                    ------------------   ------------   ------------   -------------
Growth Fund            $   63,500         $  518,092     $  489,983     $  220,350
Equity Fund            $  278,203         $1,224,644     $1,082,137     $  731,184
Income Fund            $   42,827         $  286,999     $  159,717     $  111,612
Northwest              $   25,566         $   13,599     $    6,536     $   11,409



The total amount of brokerage expenses for the Balanced, International, and Small Company Funds during the period ended December 31, 1996 was $1,548, $5,311, and $4,615, respectively.


REDEMPTION IN KIND

If the Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which each Fund must redeem shares tendered by a shareholder of a Fund solely in cash up to the lesser of $250,000 or 1% of a net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

FINANCIAL STATEMENTS

The following financial statements for the Growth, Equity, Income, Northwest, International, Balanced and Small Company Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Common Stock Trust's Annual Report for the period ended December 31, 1996.


          Portfolio of Investments as of December 31, 1996
          Statement of Assets and Liabilities as of December 31, 1996
          Statement of Operations for the Three-Month Period Ended December 31,
            1996 and for the Period/Year Ended September 30, 1996
          Statement of Changes in Net Assets for the Three-Month Period Ended
            December 31, 1996 and Period/Years Ended September 30, 1996 and September 30, 1995
          Notes to Financial Statements

A copy of the Trust's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-426-6730 nationwide or 206-545-5530 in Seattle or by writing to the address on the first page of this Statement of Additional Information.

DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

                                     MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

          -     Leading market positions in well-established industries.
          -     High rates of return on funds employed.
          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                       S&P

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

EXCERPTS FROM MOODY'S DESCRIPTION OF ITS PREFERRED STOCK RATINGS:

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

EXCERPTS FROM S&P'S DESCRIPTION OF ITS PREFERRED STOCK RATINGS:

AAA -- This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA -- A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- an issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC -- Preferred stock rated "BB," and "CCC" -- are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC -- The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C -- A preferred stock rated "C" is a nonpaying issue.

D -- A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-) To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   PROSPECTUS
--------------------------------------------------------------------------------

SAFECO GROWTH FUND
SAFECO EQUITY FUND
SAFECO INCOME FUND
SAFECO NORTHWEST FUND
SAFECO INTERNATIONAL STOCK FUND
SAFECO BALANCED FUND
SAFECO SMALL COMPANY STOCK FUND
SAFECO U.S. VALUE FUND
SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
SAFECO HIGH-YIELD BOND FUND
SAFECO MANAGED BOND FUND
SAFECO MUNICIPAL BOND FUND
SAFECO CALIFORNIA TAX-FREE INCOME FUND
SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
SAFECO MONEY MARKET FUND

Advisor Class A

Advisor Class B                                                   April 30, 1997
--------------------------------------------------------------------------------


Each fund named above ("Fund") is a series of one of the following trusts (each a "Trust"): the SAFECO Common Stock Trust ("Common Stock Trust"), the SAFECO Taxable Bond Trust ("Taxable Bond Trust"), the SAFECO Managed Bond Trust ("Managed Bond Trust"), the SAFECO Tax-Exempt Bond Trust ("Tax-Exempt Bond Trust") or the SAFECO Money Market Trust ("Money Market Trust"). The investment objective for each Fund appears on page 2.



This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. Statements of Additional Information relating to the Advisor Class A ("Class A") and Advisor Class B ("Class B") shares (collectively "Advisor Classes"), dated April 30, 1997 and incorporated herein by this reference, have been filed with the Securities and Exchange Commission and are available at no charge upon request by calling the telephone number listed on this page. The Statements of Additional Information and other information about the Funds are also available on the Securities and Exchange Commission Website (http://www.sec.gov). The Statements of Additional Information contain more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trusts.


For additional assistance, please contact your investment professional, or call or write:

NATIONWIDE 1-800-463-8791   SAFECO MUTUAL FUNDS
                            ADVISOR CLASS SHARES
                            P.O. BOX 34680
                            SEATTLE, WA 98124-1868


           All telephone calls are tape-recorded for your protection.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE FUND SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND FUND SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE SAFECO MONEY MARKET FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

THE SAFECO CALIFORNIA TAX-FREE INCOME FUND IS OFFERED FOR SALE ONLY TO RESIDENTS OF THE STATE OF CALIFORNIA. THE SAFECO WASHINGTON STATE MUNICIPAL BOND FUND IS OFFERED FOR SALE ONLY TO RESIDENTS OF THE STATE OF WASHINGTON. THESE FUNDS ARE NOT PERMITTED TO OFFER OR SELL SHARES TO RESIDENTS OF OTHER STATES.
--------------------------------------------------------------------------------

                                    -- 1 --

SAFECO GROWTH FUND ("Growth Fund") has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation.

SAFECO EQUITY FUND ("Equity Fund") has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/or dividend potential and from a long-range investment standpoint.

SAFECO INCOME FUND ("Income Fund") has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Income Fund invests primarily in common and preferred stock and in convertible bonds selected for dividend potential.

SAFECO NORTHWEST FUND ("Northwest Fund") has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington ("Northwest").

SAFECO INTERNATIONAL STOCK FUND ("International Fund") has as its investment objective to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the United States.

SAFECO BALANCED FUND ("Balanced Fund") has as its investment objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed income securities.

SAFECO SMALL COMPANY STOCK FUND ("Small Company Fund") has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.

SAFECO U.S. VALUE FUND ("Value Fund") has as its investment objective to seek long-term growth of capital and income. To pursue its objective, the Value Fund will primarily invest in common stocks selected for potential appreciation and income using fundamental value analysis.

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND ("Intermediate Treasury Fund") has as its investment objective to provide as high a level of current income as is consistent with the preservation of capital. During normal market conditions, the Fund will invest at least 65% of its total assets in direct obligations of the U.S. Treasury.

SAFECO HIGH-YIELD BOND FUND ("High-Yield Fund") has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. During normal market conditions, the Fund will invest at least 65% of its total assets in high-yield, fixed income securities.

SAFECO MANAGED BOND FUND ("Managed Bond Fund") has as its investment objective to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities.

SAFECO MUNICIPAL BOND FUND ("Municipal Bond Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.


SAFECO CALIFORNIA TAX-FREE INCOME FUND ("California Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax and California State personal income tax as is consistent with the relative stability of capital.


SAFECO WASHINGTON STATE MUNICIPAL BOND FUND ("Washington Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

SAFECO MONEY MARKET FUND ("Money Market Fund") has as its investment objective to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in thirteen months or less.

There is no assurance that a Fund will achieve its investment objective.

                                    -- 2 --

TABLE OF CONTENTS


Introduction to the Trusts and the Funds                                                           4

Expenses                                                                                           6

Financial Highlights                                                                              10

Adviser's Institutional Private Account Performance                                               24

Sub-Adviser's Institutional Private Account Performance                                           25

Alternative Purchase Arrangement                                                                  26

Each Fund's Investment Objective and Policies                                                     27

Risk Factors                                                                                      47

Portfolio Managers                                                                                51

How to Purchase Shares                                                                            53

How to Redeem Shares                                                                              59

How to Systematically Purchase or Redeem Shares                                                   60

How to Exchange Shares From One Fund to Another                                                   61

Telephone Transactions                                                                            62

Share Price Calculation                                                                           63

Information About Share Ownership and Companies that Provide Services to the Trusts               64

Distribution Plans                                                                                68

Persons Controlling Certain Funds                                                                 69

Performance Information                                                                           69

Fund Distributions and How They are Taxed                                                         70

Tax-Deferred Retirement Plans                                                                     72

Account Statements                                                                                73

Account Changes and Signature Requirements                                                        73

Description of Stocks, Bonds and Convertible Securities                                           74

Ratings Supplement                                                                                74

Debt Securities Holdings                                                                          76


                                    -- 3 --

INTRODUCTION TO THE TRUSTS AND THE FUNDS


Each Trust is an open-end management investment company that issues shares representing one or more series. This Prospectus offers shares of the stock, taxable fixed-income, tax-exempt income and money market Funds listed below. The stock Funds offered are the Growth Fund, the Equity Fund, the Income Fund, the Northwest Fund, the Balanced Fund, the International Fund, the Small Company Fund, and Value Fund (collectively, the "Stock Funds"). Each Stock Fund is a diversified series of the Common Stock Trust.


The taxable fixed-income Funds offered are the Intermediate Treasury Fund, the High-Yield Fund and the Managed Bond Fund (collectively, the "Taxable Fixed-Income Funds"). The Intermediate Treasury Fund and the High-Yield Fund are diversified series of the Taxable Bond Trust. The Managed Bond Fund is a diversified series of the Managed Bond Trust. Prior to September 30, 1996, the name of the Managed Bond Fund was the SAFECO Fixed-Income Portfolio and the name of the Managed Bond Trust was the SAFECO Institutional Series Trust.

The tax-exempt income Funds offered are the Municipal Bond Fund, the California Fund and the Washington Fund (collectively, the "Tax-Exempt Income Funds"). Each of the Tax-Exempt Income Funds is a diversified series of the Tax-Exempt Bond Trust.

This Prospectus also offers the Money Market Fund, which is a diversified series of the Money Market Trust.

THE FUNDS

Each Fund offers multiple classes of shares. The Advisor Classes of shares are offered to investors who engage the services of an investment professional. For each Fund (except the Money Market Fund), Class A shares are subject to a front-end sales charge and pay a Rule 12b-1 fee. Class B shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge ("CDSC") and pay a higher Rule 12b-1 fee.

For the Money Market Fund, Class A shares are sold at net asset value with no front-end sales charge. A front-end sales charge may apply when you exchange your Class A Money Market Fund shares for Class A shares of other Funds. Money Market Fund Class B Shares are sold at net asset value and are not subject to a CDSC upon redemption, provided that the shareholder has remained solely invested in Money Market Fund Class B shares. A CDSC may apply upon redemption of Money Market Fund Class B shares that have been exchanged at any time during the investor's ownership for Class B shares of other Funds. Money Market Fund Class A and Class B shares do not currently pay Rule 12b-1 fees.

Each Fund:

/ / Offers easy access to your money through telephone redemptions and wire transfers.

/ / Has a minimum initial investment of $1,000 for regular accounts, $250 for individual retirement accounts ("IRAs") and accounts established under the Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA"). No minimum initial investment is required to establish the Automatic Investment Method ("AIM") or Payroll Deduction Plan.

RISK FACTORS

There is, of course, no assurance that a Fund will achieve its investment objective. See "Each Fund's Investment Objective and Policies" for more information.

There is a risk that the market value of each Fund's portfolio of securities may decrease and result in a decrease in the value of a shareholder's investment. Because the Northwest, California and Washington Funds concentrate their investments in geographic regions, they may be subject to special

                                    -- 4 --
risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of those Funds. Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investments. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests. The Small Company Fund invests in small-sized companies, which involve greater risks than investments in larger, more established issuers and their securities can be subject to more abrupt and erratic movements in price. The value of the Intermediate Treasury Fund, High-Yield Fund, Managed Bond Fund, Municipal Bond Fund, California Fund and Washington Fund will normally fluctuate inversely with changes in market interest rates. The High-Yield Fund is subject to special risks associated with below investment grade securities, sometimes referred to as "junk bonds," which it will purchase to pursue its investment objective. The principal risk associated with money market funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Fund's yield will fluctuate with general money market interest rates. See "Each Fund's Investment Objective and Policies" and "Risk Factors" for more information.

INVESTMENT ADVISER; SUB-ADVISER OF INTERNATIONAL FUND


Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $2.5 billion in mutual fund assets as of December 31, 1996. SAM has been an adviser to mutual funds and other investment portfolios since 1973, and its predecessors have been advisers since 1932. The Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser") acts as a sub-adviser to the International Fund. The Sub-Adviser is a direct, wholly-owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly-owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland. See "Information about Share Ownership and Companies that Provide Services to the Trusts" for more information.


                                    -- 5 --

EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR CLASS A AND CLASS B OF EACH FUND

                                                                                              CLASS A     CLASS B
                                                                                            -----------  ---------
Maximum Sales Charge on Purchases                                                                4.50%*       NONE
  (as a Percentage of Offering Price)
Sales Charge on Reinvested Dividends                                                              NONE        NONE
Maximum Contingent Deferred Sales Charge (CDSC)                                                   NONE*      5.00%**
Redemption Fees                                                                                   NONE        NONE
Exchange Fees                                                                                     NONE        NONE


 * Except for initial purchases of the Money Market Fund. In addition, purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% CDSC will apply to redemptions made in the first year. See "How to Purchase Shares" on page 53 for more information.



** Except for initial purchases of the Money Market Fund. A CDSC may apply to redemptions from the Money Market Fund that follow exchanges from Class B shares of another Fund. See "How to Purchase Shares" on page 53 for more information.



Sales charge waivers and reduced sales charge purchase plans are available for Class A shares. See "How to Purchase Shares" on page 53 for more information. The maximum 5% CDSC on Class B shares applies to redemptions during the first year after purchase, declining to 0% in the first month following the investor's sixth anniversary from purchase. Class B shares of a Fund convert automatically into Class A shares of that Fund in the first month following the investor's sixth anniversary from purchase. Money Market Fund Class B shareholders who subsequently exchange into Class B of another Fund do not receive credit for the initial time invested in the Money Market Fund for purposes of calculating any CDSC due upon redemption or the conversion to Class A Shares. See "Purchasing Advisor Class B Shares" on page 57 for more information.


SAFECO Services Corporation ("SAFECO Services"), the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.

B.  ANNUAL OPERATING EXPENSES

(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                       GROWTH FUND         EQUITY FUND         INCOME FUND
                                                    -----------------   -----------------   -----------------
                                                    ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR
                                                    CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                    -------   -------   -------   -------   -------   -------
Management Fee                                        .71%      .71%      .56%      .56%      .67%      .67%
Rule 12b-1 Fees                                       .25%     1.00%      .25%     1.00%      .25%     1.00%
Other Expenses                                        .16%      .16%      .16%      .19%      .11%      .12%
                                                    -------   -------   -------   -------   -------   -------
Total Operating
 Expenses (estimated)                                1.12%     1.87%      .97%     1.75%     1.03%     1.79%


                                                                          INTERNATIONAL
                                                     NORTHWEST FUND           FUND            BALANCED FUND
                                                    -----------------   -----------------   -----------------
                                                    ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR
                                                    CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                    -------   -------   -------   -------   -------   -------
Management Fee                                        .75%      .75%     1.10%     1.10%      .73%      .73%
Rule 12b-1 Fees                                       .25%     1.00%      .25%     1.00%      .25%     1.00%
Other Expenses                                        .40%      .43%      .06%      .07%      .37%      .38%
                                                    -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                 1.40%     2.18%     1.41%*    2.17%*    1.35%**   2.11%**


                                    -- 6 --

                                                      SMALL COMPANY                           INTERMEDIATE
                                                          FUND             VALUE FUND         TREASURY FUND
                                                    -----------------   -----------------   -----------------
                                                    ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR
                                                    CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                    -------   -------   -------   -------   -------   -------
Management Fee                                        .83%      .83%      .75%      .75%      .54%      .55%
Rule 12b-1 Fees                                       .25%     1.00%      .25%     1.00%      .25%     1.00%
Other Expenses                                        .34%      .35%      .29%      .29%      .28%      .17%
                                                    -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                 1.42%***  2.18%***  1.29%     2.04%     1.07%+    1.72%+

                                                                          MANAGED BOND
                                                     HIGH-YIELD FUND          FUND           WASHINGTON FUND
                                                    -----------------   -----------------   -----------------
                                                    ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR
                                                    CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                    -------   -------   -------   -------   -------   -------
Management Fee                                        .64%      .64%      .49%      .49%      .64%      .65%
Rule 12b-1 Fees                                       .25%     1.00%      .25%     1.00%      .25%     1.00%
Other Expenses                                        .26%      .26%      .56%      .58%      .42%      .41%
                                                    -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                 1.15%     1.90%     1.30%     2.07%     1.31%     2.06%

                                                     MUNICIPAL BOND                           MONEY MARKET
                                                          FUND           CALIFORNIA FUND         FUND++
                                                    -----------------   -----------------   -----------------
                                                    ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR   ADVISOR
                                                    CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                    -------   -------   -------   -------   -------   -------
Management Fee                                        .43%      .43%      .55%      .55%      .50%      .50%
Rule 12b-1 Fees                                       .25%     1.00%      .25%     1.00%      .00%      .00%
Other Expenses                                        .14%      .07%      .09%      .09%      .05%      .04%
                                                    -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                  .82%     1.50%      .89%     1.64%      .55%      .54%



 * Net of reimbursement by SAM. Absent the reimbursements, the total operating expenses would have been 1.72% and 2.47% for Class A and Class B of the International Fund, respectively.



 ** Net of reimbursement by SAM. Absent the reimbursements, the total operating expenses would have been 1.70% and 2.46% for Class A and Class B of the Balanced Fund.



*** Net of reimbursement by SAM. Absent the reimbursements, the total operating expenses would have been 1.62% and 2.41% for Class A and Class B of the Small Company Fund.



 + Net of reimbursement by SAM. Absent the reimbursements, the total operating expenses would have been 1.30% and 1.95% for Class A and Class B of the Intermediate Treasury Fund.



 ++ The Money Market Fund does not have a Rule 12b-1 fee at this time.
    Shareholders will be notified in advance by a supplement to this Prospectus in the event that the Money Market Fund establishes a Rule 12b-1 fee under its Rule 12b-1 Plan.



Effective September 30, 1996, all of the then-existing shares of each Fund were redesignated as No-Load Class shares and each Fund, except the High-Yield Fund and the Value Fund, commenced offering Advisor Class A and Class B shares. The High-Yield Fund commenced offering Class A and Class B shares on January 31, 1997. The Value Fund commenced offering Advisor Class A and Class B shares as of the date of this Prospectus. The amounts shown above for the Value Fund are estimated expenses based on the Fund's maximum management fee, applicable Rule 12b-1 fees, and "Other Expenses." The amounts shown for the High-Yield Fund are annualized expenses based on the actual expenses paid by shareholders of the Fund's other class for the three-month fiscal period ended December 31, 1996, restated as applicable to reflect fees borne by Class A or Class B shares. The amounts shown for the Funds other than the Value and High-Yield Funds are annualized expenses based on the actual expenses paid by the shareholders of the Funds' Advisor Classes for the fiscal period ended December 31, 1996. The management fees paid by the International and Small Company Funds are higher than the management fees paid by most other investment companies. See "Information about Share Ownership and Companies that Provide Services to the Trusts" on page 64 for more information.


                                    -- 7 --

Rule 12b-1 fees have the following two components:

                                                                         ADVISOR          ADVISOR
                                                                         CLASS A          CLASS B
                                                                     ---------------  ---------------
Rule 12b-1 service fees                                                     0.25%            0.25%
Rule 12b-1 distribution fees                                                0.00%            0.75%

Long-term Class A and Class B shareholders may pay more in sales charges and 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and redemption at the end of each time period. The example also assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in each Fund's "Annual Operating Expenses" above remain the same in the years shown.


FUND                                                                                    1 YEAR      3 YEARS     5 YEARS   10 YEARS
-------------------------------------------------------------------------------------  ---------     -----     ---------  ---------
Growth
  Advisor Class A(1)                                                                   $      56   $      79   $     104  $     175
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      69   $      89   $     111  $     191
    Assuming no redemption at end of period(3)                                         $      19   $      59   $     101  $     181
Equity
  Advisor Class A(1)                                                                   $      54   $      75   $      96  $     159
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      68   $      85   $     105  $     167
    Assuming no redemption at end of period(3)                                         $      18   $      55   $      95  $     167
Income
  Advisor Class A(1)                                                                   $      55   $      76   $      99  $     165
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      68   $      86   $     107  $     176
    Assuming no redemption at end of period(3)                                         $      18   $      56   $      97  $     176
Northwest
  Advisor Class A(1)                                                                   $      59   $      87   $     118  $     205
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      72   $      98   $     127  $     213
    Assuming no redemption at end of period(3)                                         $      22   $      68   $     117  $     213
International
  Advisor Class A(1)                                                                   $      59   $      88   $     119  $     206
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      72   $      98   $     126  $     213
    Assuming no redemption at end of period(3)                                         $      22   $      68   $     116  $     213
Balanced
  Advisor Class A(1)                                                                   $      58   $      86   $     116  $     200
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      71   $      96   $     123  $     207
    Assuming no redemption at end of period(3)                                         $      21   $      66   $     113  $     207
Small Company
  Advisor Class A(1)                                                                   $      59   $      88   $     119  $     208
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      72   $      98   $     127  $     214
    Assuming no redemption at end of period(3)                                         $      22   $      68   $     117  $     214


                                    -- 8 --

FUND                                                                                    1 YEAR      3 YEARS     5 YEARS   10 YEARS
-------------------------------------------------------------------------------------  ---------     -----     ---------  ---------
Value Fund
  Advisor Class A(1)                                                                   $      58   $      84
  Advisor Class B
    Assuming redemption at end of period(2)                                            $      71   $      94
    Assuming no redemption at end of period                                            $      21   $      64
Intermediate Treasury
  Advisor Class A(1)                                                                   $      55   $      78   $     101  $     170
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      67   $      93   $     103  $     180
    Assuming no redemption at end of period(3)                                         $      17   $      63   $      93  $     180
High-Yield
  Advisor Class A(1)                                                                   $      56   $      81   $     107  $     183
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      69   $      91   $     125  $     189
    Assuming no redemption at end of period(3)                                         $      19   $      61   $     105  $     189
Managed Bond
  Advisor Class A(1)                                                                   $      58   $      88   $     119  $     206
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      71   $      98   $     136  $     208
    Assuming no redemption at end of period(3)                                         $      21   $      68   $     111  $     208
Municipal Bond
  Advisor Class A(1)                                                                   $      53   $      70   $      88  $     142
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      65   $      77   $      92  $     142
    Assuming no redemption at end of period(3)                                         $      15   $      47   $      82  $     142
California
  Advisor Class A(1)                                                                   $      54   $      72   $      92  $     150
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      67   $      82   $      99  $     158
    Assuming no redemption at end of period(3)                                         $      17   $      52   $      89  $     158
Washington
  Advisor Class A(1)                                                                   $      58   $      85   $     114  $     219
  Advisor Class B
    Assuming redemption at end of period(2)(3)                                         $      71   $      95   $     121  $     203
    Assuming redemption at end of period(3)                                            $      21   $      65   $     111  $     203
Money Market(4)
  Advisor Class A                                                                      $       6   $      18   $      31  $      69
  Advisor Class B                                                                      $       6   $      17   $      31  $      68


(1) Includes deduction at the time of purchase of the maximum sales charge.

(2) Includes deduction at the time of redemption of the applicable CDSC.

(3) Ten-year figures assume conversion of Class B shares to Class A shares in the first month following the investor's sixth anniversary from purchase.


(4) Figures for the Money Market Fund assume that the investor purchased Money Market Fund shares as an initial investment and made no subsequent exchanges.


The purpose of the table is to assist you in understanding the various costs and expenses that an investor in Class A and Class B shares of each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.

                                    -- 9 --

FINANCIAL HIGHLIGHTS


The amounts shown for each Fund (except for the High-Yield Bond Fund) in the Financial Highlights tables that follow are based upon a single No-Load Class share outstanding through September 30, 1996, and a single Advisor Class A or B share outstanding from October 1, 1996 through December 31, 1996, and do not reflect Rule 12b-1 fees. The amounts shown for the High-Yield Bond Fund are based upon a single No-Load Class share outstanding through December 31, 1996, and do not reflect Rule 12b-1 fees. In 1996, the Common Stock Trust, Taxable Bond Trust, Tax-Exempt Bond Trust and Money Market Trust changed their fiscal year ends to December 31. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in each Trust's Annual Report to shareholders and incorporated by reference in the applicable Trust's Statement of Additional Information. A copy of each Trust's Statement of Additional Information may be obtained by calling the number on the front page of this Prospectus.


SAFECO GROWTH FUND

                                            CLASS A        CLASS B
                                         -------------  -------------
                                          THREE-MONTH    THREE-MONTH
                                         PERIOD ENDED   PERIOD ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             1996           1996
                                         ----------------------------
Net asset value at beginning of period         $15.45         $15.45

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:

  Net investment (loss) income                  (0.02)         (0.05)

  Net realized and unrealized gain
    (loss) on investments                        1.77           1.77
                                         -------------  -------------

Total from investment operations                 1.75           1.72
                                         -------------  -------------

LESS DISTRIBUTIONS:

  Dividends from net investment income             --             --

  Distributions from capital gains              (0.23)         (0.23)
                                         -------------  -------------

Total distributions                             (0.23)         (0.23)
                                         -------------  -------------

Net asset value at end of period               $16.97         $16.94
                                         -------------  -------------
                                         -------------  -------------

Total return+                                  11.35%*        11.15%*

Net assets at end of period (000's
  omitted)                                       $187           $116

Ratio of expenses to average net assets         1.12%**        1.87%**

Ratio of net investment income (loss) to
  average net assets                           -0.58%**       -1.38%**

Portfolio turnover rate                        82.93%*        82.93%**

Average Commission rate paid                  $0.0477        $0.0477


                                                        YEAR ENDED SEPTEMBER 30
                                           1996       1995       1994       1993       1992

Net asset value at beginning of period      $15.83     $17.37     $19.20     $13.98     $17.95
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment (loss) income                (.02)       .07       (.02)      (.02)      (.01)
  Net realized and unrealized gain
    (loss) on investments                     2.24       4.07        .78       5.39      (3.15)
                                         ---------  ---------  ---------  ---------  ---------
Total from investment operations              2.22       4.14        .76       5.37      (3.16)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income          --       (.07)        --         --         --
  Distributions from capital gains           (2.60)     (5.61)     (2.59)      (.15)      (.81)
                                         ---------  ---------  ---------  ---------  ---------
Total distributions                          (2.60)     (5.68)     (2.59)      (.15)      (.81)
                                         ---------  ---------  ---------  ---------  ---------
Net asset value at end of period            $15.45     $15.83     $17.37     $19.20     $13.98
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
Total return+                               14.16%     23.93%      3.88%     38.43%    -17.83%
Net assets at end of period (000's
  omitted)                                $179,574   $176,483   $156,108   $158,723   $127,897
Ratio of expenses to average net assets      1.02%       .98%       .95%       .91%       .91%
Ratio of net investment income (loss) to
  average net assets                         (.14%)      .34%      (.12%)     (.10%)     (.10%)
Portfolio turnover rate                    124.79%    110.44%     71.18%     57.19%     85.38%
Average Commission rate paid                $.0548         --         --         --         --


                                                             YEAR ENDED SEPTEMBER 30
                                           1991       1990       1989       1988       1987

Net asset value at beginning of period      $11.14     $17.22     $14.95     $18.13     $15.40
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment (loss) income                 .05        .14        .53        .35        .24
  Net realized and unrealized gain
    (loss) on investments                     7.77      (4.20)      3.17       (.99)      4.31
                                         ---------  ---------  ---------  ---------  ---------
Total from investment operations              7.82      (4.06)      3.70       (.64)      4.55
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income        (.05)      (.14)      (.53)      (.48)      (.23)
  Distributions from capital gains            (.96)     (1.88)      (.90)     (2.06)     (1.59)
                                         ---------  ---------  ---------  ---------  ---------
Total distributions                          (1.01)     (2.02)     (1.43)     (2.54)     (1.82)
                                         ---------  ---------  ---------  ---------  ---------
Net asset value at end of period            $17.95     $11.14     $17.22     $14.95     $18.13
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
Total return+                               70.22%    -23.67%     25.23%     -1.47%     32.68%
Net assets at end of period (000's
  omitted)                                $155,429    $59,164    $81,472    $74,324    $82,703
Ratio of expenses to average net assets       .90%      1.01%       .94%       .98%       .92%
Ratio of net investment income (loss) to
  average net assets                          .36%       .88%      3.27%      2.37%      1.46%
Portfolio turnover rate                     49.86%     90.48%     11.38%     19.31%     23.61%
Average Commission rate paid                    --         --         --         --         --



 * Not annualized.



** Annualized.



 + Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 10 --

SAFECO EQUITY FUND

                                        CLASS A        CLASS B
                                     -------------  -------------
                                      THREE-MONTH    THREE-MONTH
                                     PERIOD ENDED   PERIOD ENDED
                                     DECEMBER 31,   DECEMBER 31,
                                         1996           1996
                                     ----------------------------
Net asset value at beginning of
 period                                    $15.85         $15.85

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                      0.04           0.02

  Net realized and unrealized gain
    (loss) on investments                    1.35           1.33
                                     -------------  -------------

Total from investment operations             1.39           1.35
                                     -------------  -------------

LESS DISTRIBUTIONS:

  Dividends from net investment
    income                                  (0.04)         (0.02)

  Distributions from capital gains          (0.58)         (0.58)
                                     -------------  -------------

Total distributions                         (0.62)         (0.60)
                                     -------------  -------------

Net asset value at end of period           $16.62         $16.60
                                     -------------  -------------
                                     -------------  -------------

Total return+                               8.78%*         8.50%*

Net assets at end of period (000's
 omitted)                                  $2,894           $355

Ratio of expenses to average net
 assets                                     0.97%**        1.75%**

Ratio of net investment income to
 average net assets                         1.38%**        0.51%**

Portfolio turnover rate                    59.34%**       59.34%**

Avg. Commission rate paid                 $0.0571        $0.0571


                                                    YEAR ENDED SEPTEMBER 30
                                       1996       1995       1994       1993       1992

Net asset value at beginning of
 period                                 $15.31     $13.89     $12.54      $9.53     $10.38
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                    .28        .34        .23        .17        .15
  Net realized and unrealized gain
    (loss) on investments                 2.42       2.59       1.83       3.79       (.09)
                                     ---------  ---------  ---------  ---------  ---------
Total from investment operations          2.70       2.93       2.06       3.96        .06
                                     ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                (.28)      (.34)      (.23)      (.17)      (.15)
  Distributions from capital gains       (1.88)     (1.17)      (.48)      (.78)      (.76)
                                     ---------  ---------  ---------  ---------  ---------
Total distributions                      (2.16)     (1.51)      (.71)      (.95)      (.91)
                                     ---------  ---------  ---------  ---------  ---------
Net asset value at end of period        $15.85     $15.31     $13.89     $12.54      $9.53
                                     ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------
Total return+                           18.04%     21.59%     16.51%     41.77%       .41%
Net assets at end of period (000's
 omitted)                             $725,780   $598,582   $412,805   $148,894    $74,383
Ratio of expenses to average net
 assets                                   .79%       .84%       .85%       .94%       .96%
Ratio of net investment income to
 average net assets                      1.74%      2.38%      1.72%      1.50%      1.34%
Portfolio turnover rate                 74.07%     56.14%     33.33%     37.74%     39.88%
Avg. Commission rate paid               $.0587         --         --         --         --


                                                         YEAR ENDED SEPTEMBER 30
                                       1991       1990       1989       1988       1987

Net asset value at beginning of
 period                                  $8.43     $10.10      $8.51     $12.23     $11.44
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                    .17        .22        .39        .18        .21
  Net realized and unrealized gain
    (loss) on investments                 2.37      (1.28)      2.26      (1.82)      2.83
                                     ---------  ---------  ---------  ---------  ---------
Total from investment operations          2.54      (1.06)      2.65      (1.64)      3.04
                                     ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                (.17)      (.22)      (.39)      (.23)      (.22)
  Distributions from capital gains        (.42)      (.39)      (.67)     (1.85)     (2.03)
                                     ---------  ---------  ---------  ---------  ---------
Total distributions                       (.59)      (.61)     (1.06)     (2.08)     (2.25)
                                     ---------  ---------  ---------  ---------  ---------
Net asset value at end of period        $10.38      $8.43     $10.10      $8.51     $12.23
                                     ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------
Total return+                           30.39%    (10.73%)    32.12%     (9.93%)    31.75%
Net assets at end of period (000's
 omitted)                              $71,586    $51,603    $53,892    $45,625    $64,668
Ratio of expenses to average net
 assets                                   .98%       .97%       .96%      1.00%       .97%
Ratio of net investment income to
 average net assets                      1.70%      2.19%      4.13%      2.16%      1.92%
Portfolio turnover rate                 45.21%     51.01%     63.62%     88.19%     85.11%
Avg. Commission rate paid                   --         --         --         --         --


 * Not annualized.

** Annualized.


 + Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 11 --

SAFECO INCOME FUND

                                            CLASS A        CLASS B
                                         -------------  -------------
                                          THREE-MONTH    THREE-MONTH
                                         PERIOD ENDED   PERIOD ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             1996           1996
                                         ----------------------------
Net asset value at beginning of period         $20.03         $20.03

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                          0.12           0.10

  Net realized and unrealized gain
    (loss) on investments                        1.65           1.62
                                         -------------  -------------

Total from investment operations                 1.77           1.72
                                         -------------  -------------

LESS DISTRIBUTIONS:

  Dividends from net investment income          (0.12)         (0.10)

  Distributions from capital gains              (0.53)         (0.53)
                                         -------------  -------------

Total distributions                             (0.65)         (0.63)
                                         -------------  -------------

Net asset value at end of period               $21.15         $21.12
                                         -------------  -------------
                                         -------------  -------------

Total return+                                   8.85%*         8.60%*

Net assets at end of period (000's
  omitted)                                       $193           $112

Ratio of expenses to average net assets         1.03%**        1.79%**

Ratio of net investment income to
  average net assets                            2.66%**        1.99%**

Portfolio turnover rate                        37.84%**       37.84%**

Avg. Commission rate paid                     $0.0573        $0.0573


                                                        YEAR ENDED SEPTEMBER 30
                                           1996       1995       1994       1993       1992

Net asset value at beginning of period      $19.11     $17.25     $17.79     $16.27     $15.35
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        .73        .82        .81        .78        .80
  Net realized and unrealized gain
    (loss) on investments                     2.84       2.71       (.30)      1.52        .96
                                         ---------  ---------  ---------  ---------  ---------
Total from investment operations              3.57       3.53        .51       2.30       1.76
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income        (.73)      (.82)      (.81)      (.78)      (.80)
  Distributions from capital gains           (1.92)      (.85)      (.24)        --       (.04)
                                         ---------  ---------  ---------  ---------  ---------
Total distributions                          (2.65)     (1.67)     (1.05)      (.78)      (.84)
                                         ---------  ---------  ---------  ---------  ---------
Net asset value at end of period            $20.03     $19.11     $17.25     $17.79     $16.27
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
Total return+                               18.98%     21.04%      2.98%     14.35%     11.75%
Net assets at end of period (000's
  omitted)                                $260,023   $217,870   $190,610   $203,019   $181,582
Ratio of expenses to average net assets       .86%       .87%       .86%       .90%       .90%
Ratio of net investment income to
  average net assets                         3.56%      4.55%      4.59%      4.55%      5.06%
Portfolio turnover rate                     50.11%     31.12%     19.30%     20.74%     20.35%
Avg. Commission rate paid                   $.0591         --         --         --         --


                                                             YEAR ENDED SEPTEMBER 30
                                           1991       1990       1989       1988       1987

Net asset value at beginning of period      $12.89     $16.44     $14.32     $17.16     $15.52
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        .81        .85        .81        .78        .78
  Net realized and unrealized gain
    (loss) on investments                     2.53      (3.39)      2.12      (1.80)      2.37
                                         ---------  ---------  ---------  ---------  ---------
Total from investment operations              3.34      (2.54)      2.93      (1.02)      3.15
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income        (.83)      (.83)      (.81)      (.98)      (.78)
  Distributions from capital gains            (.05)      (.18)        --       (.84)      (.73)#
                                         ---------  ---------  ---------  ---------  ---------
Total distributions                           (.88)     (1.01)      (.81)     (1.82)     (1.51)
                                         ---------  ---------  ---------  ---------  ---------
Net asset value at end of period            $15.35     $12.89     $16.44     $14.32     $17.16
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
Total return+                               26.43%    -16.06%     21.00%     (4.61%)    21.41%
Net assets at end of period (000's
  omitted)                                $181,265   $170,153   $232,812   $231,724   $313,308
Ratio of expenses to average net assets       .93%       .92%       .92%       .97%       .94%
Ratio of net investment income to
  average net assets                         5.58%      5.59%      5.28%      5.58%      4.53%
Portfolio turnover rate                     22.25%     19.37%     16.38%     34.13%     33.08%
Avg. Commission rate paid                       --         --         --         --         --


 # Distributions include $.04 of additional gain arising from investment transactions of securities acquired in a non-taxable exchange.

 * Not annualized.


** Annualized.



 + Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 12 --

SAFECO NORTHWEST FUND

                                            CLASS A        CLASS B
                                         -------------  -------------
                                          THREE-MONTH    THREE-MONTH
                                         PERIOD ENDED   PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,   SEPTEMBER 30,  SEPTEMBER 30,
                                             1996           1996           1996           1995
                                         ----------------------------------------------------------
Net asset value at beginning of period         $13.78         $13.78         $14.41         $12.59

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                         (0.01)         (0.03)           .02            .04

  Net realized and unrealized gain
    (loss) on investments                        0.29           0.28           1.32           2.35
                                         -------------  -------------  -------------  -------------

Total from investment operations                 0.28           0.25           1.34           2.39
                                         -------------  -------------  -------------  -------------

LESS DISTRIBUTIONS:

  Dividends from net investment income             --             --           (.02)          (.04)

  Distributions from capital gains                 --             --          (1.95)          (.53)
                                         -------------  -------------  -------------  -------------

Total distributions                                --             --          (1.97)          (.57)
                                         -------------  -------------  -------------  -------------

Net asset value at end of period               $14.06         $14.03         $13.78         $14.41
                                         -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------

Total return+                                   2.03%*         1.81%*         9.61%         19.01%

Net assets at end of period (000's
  omitted)                                       $369           $232        $43,128        $40,140

Ratio of expenses to average net assets         1.40%**        2.18%**        1.07%          1.09%

Ratio of net investment income to
  average net assets                           -0.39%**       -1.19%**         .11%           .31%

Portfolio turnover rate                        67.32%**       67.32%**       35.69%         19.59%

Average Commission rate paid                  $0.0482        $0.0482         $.0591             --

                                                                                       FOR THE PERIOD
                                                                                      FROM FEBRUARY 7,
                                                        FOR THE NINE-                       1991
                                                        MONTH PERIOD                   (INITIAL PUBLIC
                                          YEAR ENDED        ENDED       YEAR ENDED      OFFERING) TO
                                         SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,     DECEMBER 31,
                                             1994           1993           1992             1991

Net asset value at beginning of period         $12.34         $12.59         $11.37             $10.06
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .04            .02            .06                .13
  Net realized and unrealized gain
    (loss) on investments                         .59           (.25)          1.53               1.44
                                         -------------  -------------  -------------           -------
Total from investment operations                  .63           (.23)          1.59               1.57
                                         -------------  -------------  -------------           -------
LESS DISTRIBUTIONS:
  Dividends from net investment income           (.04)          (.02)          (.06)              (.19)
  Distributions from capital gains               (.34)            --           (.31)              (.07)
                                         -------------  -------------  -------------           -------
Total distributions                              (.38)          (.02)          (.37)              (.26)
                                         -------------  -------------  -------------           -------
Net asset value at end of period               $12.59         $12.34         $12.59             $11.37
                                         -------------  -------------  -------------           -------
                                         -------------  -------------  -------------           -------
Total return+                                   5.19%         (1.86%)*       14.08%            14.93%*
Net assets at end of period (000's
  omitted)                                    $36,383        $39,631        $40,402            $26,434
Ratio of expenses to average net assets         1.06%          1.11%**        1.11%              1.27%**
Ratio of net investment income to
  average net assets                             .33%           .18%**         .55%              1.14%**
Portfolio turnover rate                        18.46%         14.05%**       33.34%             27.71%**
Average Commission rate paid                       --             --             --                 --



 * Not annualized.



** Annualized.



 + Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 13 --

SAFECO INTERNATIONAL STOCK FUND


                                                      CLASS A        CLASS B
                                                    ------------   ------------   FOR THE PERIOD FROM
                                                    THREE-MONTH    THREE-MONTH     JANUARY 31, 1996
                                                    PERIOD ENDED   PERIOD ENDED     (INITIAL PUBLIC
                                                    DECEMBER 31,   DECEMBER 31,      OFFERING) TO
                                                        1996           1996       SEPTEMBER 30, 1996
                                                    -------------------------------------------------
Net asset value at beginning of period                $10.39         $10.39             $10.00

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                   --             --                .06

  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions       0.95           0.93                .39
                                                    ------------   ------------        -------

Total from investment operations                        0.95           0.93                .45
                                                    ------------   ------------        -------

LESS DISTRIBUTIONS:

  Dividends from net investment income                 (0.05)         (0.04)              (.06)

  Distributions from realized gains                       --             --                 --
                                                    ------------   ------------        -------

Total distributions                                    (0.05)         (0.04)              (.06)
                                                    ------------   ------------        -------

Net asset value at end of period                      $11.29         $11.28             $10.39
                                                    ------------   ------------        -------
                                                    ------------   ------------        -------

Total return++                                         9.19%*         8.96%*            4.54%*

Net assets at end of period (000's omitted)             $154           $112             $8,323

Ratio of expenses to average net assets                1.41%**+       2.17%**+           2.36%**+

Ratio of net investment income (loss) to average
  net assets                                          (0.23%)**      (1.15%)**            .93%**

Portfolio turnover rate                               18.51%**       18.51%**           15.73%**

Average Commission rate paid                          0.0223         0.0223             $.0225



 * Not Annualized.



** Annualized.



 + Net of reimbursements by SAM. Absent the reimbursements, the ratio of expenses to average net assets would be 1.72% and 2.47% for Class A and Class B, respectively.



++ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 14 --

SAFECO BALANCED FUND


                                                      CLASS A        CLASS B
                                                    ------------   ------------   FOR THE PERIOD FROM
                                                    THREE-MONTH    THREE-MONTH      JANUARY 31, 1996
                                                    PERIOD ENDED   PERIOD ENDED     (INITIAL PUBLIC
                                                    DECEMBER 31,   DECEMBER 31,       OFFERING) TO
                                                        1996           1996        SEPTEMBER 30, 1996
                                                    --------------------------------------------------
Net asset value at beginning of period                $10.38         $10.38              $10.00

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                 0.09           0.06                 .21

  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions       0.44           0.45                 .39
                                                    ------------   ------------        --------

Total from investment operations                        0.53           0.51                 .60
                                                    ------------   ------------        --------

LESS DISTRIBUTIONS:

  Dividends from net investment income                 (0.09)         (0.06)               (.21)

  Distributions from realized gains                    (0.13)         (0.13)               (.01)
                                                    ------------   ------------        --------

Total distributions                                    (0.22)         (0.19)               (.22)
                                                    ------------   ------------        --------

Net asset value at end of period                      $10.69         $10.70              $10.38
                                                    ------------   ------------        --------
                                                    ------------   ------------        --------

Total return++                                         5.07%*         4.85%*              5.99%*

Net assets at end of period (000's omitted)             $110           $115              $7,632

Ratio of expenses to average net assets                1.35%**+       2.11%**+            1.32%**

Ratio of net investment income (loss) to average
  net assets                                           3.01%**        2.23%**             3.21%**

Portfolio turnover rate                               36.10%**       36.10%**           143.87%**

Average Commission rate paid                          0.0548         0.0548              $.0560



 * Not Annualized.



** Annualized.



 + Net of reimbursements by SAM. Absent the reimbursements, the ratio of expenses to average net assets would be 1.70% and 2.46% for the Class A and Class B, respectively.



++ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 15 --

SMALL COMPANY FUND


                                                                       CLASS A        CLASS B     FOR THE PERIOD FROM
                                                                    -------------  -------------    JANUARY 31, 1996
                                                                     THREE-MONTH    THREE-MONTH     (INITIAL PUBLIC
                                                                    PERIOD ENDED   PERIOD ENDED        OFFERING)
                                                                    DECEMBER 31,   DECEMBER 31,     TO SEPTEMBER 30,
                                                                        1996           1996               1996
                                                                    --------------------------------------------------

Net asset value at beginning of period                                  $11.51         $11.51             $10.00

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                                                   (.01)          (.04)              (.01)

  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                          .31            .32               2.19
                                                                    -------------  -------------      ----------

Total from investment operations                                           .30            .28               2.18
                                                                    -------------  -------------      ----------

LESS DISTRIBUTIONS:

  Dividends from net investment income                                      --             --                 --

  Distributions from realized gains                                         --             --               (.67)
                                                                    -------------  -------------      ----------

Total distributions                                                         --             --               (.67)
                                                                    -------------  -------------      ----------

Net asset value at end of period                                        $11.81         $11.79             $11.51
                                                                    -------------  -------------      ----------
                                                                    -------------  -------------      ----------

Total return++                                                           2.61%*         2.43%   *         21.83%      *

Net assets at end of period (000's omitted)                               $135           $103            $12,552

Ratio of expenses to average net assets                                  1.42%   **+      2.18%   **+          1.49%      **

Ratio of net investment income (loss) to average net assets              (.50%   )**     (1.28%   )**          (.24%      )**

Portfolio turnover rate                                                 73.47%   **     73.47%   **         91.03%      **

Average Commission rate paid                                            $.0496         $.0496             $.0510



 * Not Annualized.



** Annualized.



 + Net of reimbursements by SAM. Absent the reimbursements, the ratio of expenses to average net assets would be 1.62% and 2.41% for Class A and Class B, respectively.



++ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 16 --

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                      CLASS A       CLASS B
                    ------------  ------------
                    THREE-MONTH   THREE-MONTH
                    PERIOD ENDED  PERIOD ENDED
                    DECEMBER 31,  DECEMBER 31,                        FOR THE YEAR ENDED SEPTEMBER 30
                        1996          1996        1996       1995       1994       1993       1992       1991       1990
                    -------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of
  period                 $10.10        $10.10      $10.24      $9.74     $10.74     $10.69     $10.20      $9.83      $9.96

INCOME FROM
  INVESTMENT
  OPERATIONS:

  Net investment
    income                  .15           .14         .54        .55        .52        .60        .72        .75        .77

  Net realized and
    unrealized
    gain (loss) on
    investments             .01           .02        (.14)       .50      (1.00)       .49        .54        .37       (.13)
                    ------------  ------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

Total from
  investment
  operations                .16           .16         .40       1.05       (.48)      1.09       1.26       1.12        .64
                    ------------  ------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

LESS
  DISTRIBUTIONS:

  Dividends from
    net investment
    income                 (.15 )        (.14 )      (.54)      (.55)      (.52)      (.60)      (.72)      (.75)      (.77)

  Distributions
    from capital
    gains                    --            --          --         --         --       (.44)      (.05)        --         --
                    ------------  ------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

Total
  distributions            (.15 )        (.14 )      (.54)      (.55)      (.52)     (1.04)      (.77)      (.75)      (.77)
                    ------------  ------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

Net asset value at
  end of period          $10.11        $10.12      $10.10     $10.24      $9.74     $10.74     $10.69     $10.20      $9.83
                    ------------  ------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                    ------------  ------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

Total return++           1.63%*        1.55%*       4.00%     11.07%     (4.56%)    10.51%     12.78%     11.80%      6.65%

Net assets at end
  of period (000's
  omitted)                 $704          $223     $14,668    $13,774    $13,367    $14,706    $12,205     $9,458     $6,916

Ratio of expenses
  to average net
  assets                1.07**+       1.72**+       1.01%       .96%       .90%       .99%       .98%      1.00%      1.00%

Ratio of net
  investment
  income to
  average net
  assets                6.07%**       5.35%**       5.30%      5.51%      5.08%      5.52%      6.89%      7.45%      7.76%

Portfolio turnover
  rate                125.42%**     125.42%**     294.25%     124.9%     75.46%    104.94%     37.19%      9.51%     24.17%


                                FOR THE PERIOD FROM
                                 SEPTEMBER 7, 1988
                                  (INITIAL PUBLIC
                                   OFFERING) TO
                      1989      SEPTEMBER 30, 1988

Net asset value at
  beginning of
  period                $9.95           $9.93
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
    income                .77             .05
  Net realized and
    unrealized
    gain (loss) on
    investments          (.01)            .02
                    ---------          ------
Total from
  investment
  operations              .78             .07
                    ---------          ------
LESS
  DISTRIBUTIONS:
  Dividends from
    net investment
    income               (.77)           (.05       )
  Distributions
    from capital
    gains                  --              --
                    ---------          ------
Total
  distributions          (.77)           (.05       )
                    ---------          ------
Net asset value at
  end of period         $9.96           $9.95
                    ---------          ------
                    ---------          ------
Total return++          8.20%           .69%*
Net assets at end
  of period (000's
  omitted)             $6,249          $5,007
Ratio of expenses
  to average net
  assets                 .96%         1.06%**
Ratio of net
  investment
  income to
  average net
  assets                7.82%         7.46%**
Portfolio turnover
  rate                  4.36%            None


 * Not annualized.

** Annualized.


 + Net of reimbursement by SAM. Absent the reimbursements, the ratio of expenses to average net assets would be 1.30% and 1.95% for Class A and Class B, respectively.



++ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 17 --

SAFECO HIGH-YIELD BOND FUND


                                                                                                                      FOR THE
                                                                                                                    PERIOD FROM
                                                                                                                   SEPTEMBER 7,
                                 THREE-MONTH                                                                           1988
                                 PERIOD                                                                              (INITIAL
                                  ENDED                                                                               PUBLIC
                                 DECEMBER                                                                          OFFERING) TO
                                 31,                          FOR THE YEAR ENDED SEPTEMBER 30                      SEPTEMBER 30,
                                  1996     1996     1995     1994     1993     1992     1991      1990     1989        1988
                                 -----------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                         $8.79      $8.68    $8.55    $9.22    $8.92    $8.35    $7.94     $9.33    $9.86        $9.89

INCOME FROM INVESTMENT
  OPERATIONS:

  Net investment income          .19          .78      .79      .82      .91      .83      .93      1.04     1.11          .07

  Net realized and unrealized
    gain (loss) on investments   .03          .11      .13     (.67)     .30      .57      .41     (1.39)    (.53)        (.03)
                                 -------  -------  -------  -------  -------  -------  -------  --------  -------  -------------

Total from investment
  operations                     .22          .89      .92      .15     1.21     1.40     1.34      (.35)     .58          .04
                                 -------  -------  -------  -------  -------  -------  -------  --------  -------  -------------

LESS DISTRIBUTIONS:

  Dividends from net investment
    income                       (.19   )    (.78)    (.79)    (.82)    (.91)    (.83)    (.93)    (1.04)   (1.11)        (.07)
                                 -------  -------  -------  -------  -------  -------  -------  --------  -------  -------------

Net asset value at end of
  period                         $8.82      $8.79    $8.68    $8.55    $9.22    $8.92    $8.35     $7.94    $9.33        $9.86
                                 -------  -------  -------  -------  -------  -------  -------  --------  -------  -------------
                                 -------  -------  -------  -------  -------  -------  -------  --------  -------  -------------

Total return+                    2.50%  *  10.79%   11.43%    1.61%   14.29%   17.52%   18.18%    (4.04%)   6.10%          .37%*

Net assets at end of period
  (000's omitted)                $50,298  $47,880  $39,178  $27,212  $28,291  $19,672  $11,931    $7,786   $9,051       $5,204

Ratio of expenses to average
  net assets                     .90%   **    .94%   1.01%    1.03%    1.09%    1.05%    1.11%     1.15%    1.11%         1.25%**

Ratio of net investment income
  to average net assets          8.56%  **   8.99%   9.28%    9.26%    9.94%    9.66%   11.51%    11.90%    11.52%       10.27%**

Portfolio turnover rate          35.01% **  92.65%  38.03%   63.02%   50.27%   40.66%   32.46%    18.46%    12.57%        None



 * Not annualized.



** Annualized.



 + Total return information is for a No-Load Class share outstanding throughout the period indicated. The High-Yield Bond Fund did not commence offering Class A and Class B shares until January 31, 1997.


                                    -- 18 --

SAFECO MANAGED BOND FUND


                                            CLASS A            CLASS B                          FOR THE PERIOD FROM
                                       -----------------  -----------------                      FEBRUARY 28, 1994
                                          THREE-MONTH        THREE-MONTH       FOR THE YEAR       (INITIAL PUBLIC
                                         PERIOD ENDED       PERIOD ENDED           ENDED             OFFERING)
                                       DECEMBER 31, 1996  DECEMBER 31, 1996  DECEMBER 31, 1995  TO DECEMBER 31, 1994
                                       -----------------------------------------------------------------------------
Net asset value at beginning of
  period                                  $      8.35        $      8.35         $    8.15           $     8.68

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                          0.11               0.09               .44                  .27

  Net realized and unrealized gain
    (loss) on investments                          --                 --               .94                 (.53)
                                       -----------------  -----------------       --------          -----------

Total from investment operations                 0.11               0.09              1.38                 (.26)
                                       -----------------  -----------------       --------          -----------

LESS DISTRIBUTIONS TO SHAREHOLDERS
  FROM:

  Net investment income                         (0.11)             (0.09)             (.44)                (.27)

  Net Realized gains on investments                --                 --              (.32)                  --
                                       -----------------  -----------------       --------          -----------

Total distributions                             (0.11)             (0.09)             (.76)                (.27)
                                       -----------------  -----------------       --------          -----------

Net asset value at end of period          $      8.35        $      8.35         $    8.77           $     8.15
                                       -----------------  -----------------       --------          -----------
                                       -----------------  -----------------       --------          -----------

Total return+                                  1.34%*             1.15%*            17.35%             (3.01%)*

Net assets at end of period (000's
  omitted)                                $       140        $       100         $   4,497           $    4,627

Ratio of expenses to average net
  assets                                      1.30%**            2.07%**             1.16%              1.28%**

Ratio of net investment income to
  average net assets                          5.22%**            4.45%**             5.14%              3.88%**

Portfolio turnover rate                     136.29%**          136.29%**            78.78%            132.26%**



 * Not annualized.



** Annualized.



 + Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 19 --

SAFECO MUNICIPAL BOND FUND

                                       CLASS A          CLASS B
                                     ------------     ------------
                                     THREE-MONTH      THREE-MONTH
                                     PERIOD ENDED     PERIOD ENDED           YEAR ENDED MARCH 31
                                     DECEMBER 31,     DECEMBER 31,
                                         1996             1996        1996      1995      1994      1993
                                     ---------------------------------------------------------------------
Net asset value at beginning of
  period                               $13.82           $13.82        $13.36    $13.27    $14.13    $13.37
INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                  0.18             0.15           .76       .77       .78       .81

  Net realized and unrealized gain
    (loss) investments                   0.17             0.16           .33       .12      (.55)      .94
                                     ------------     ------------  --------  --------  --------  --------
Total from investment operations         0.35             0.31          1.09       .89       .23      1.75
                                     ------------     ------------  --------  --------  --------  --------
LESS DISTRIBUTIONS:

  Dividends from net investment
    income                              (0.18    )       (0.15    )     (.76)     (.77)     (.78)     (.81)

  Distributions from realized gains        --               --            --      (.03)     (.31)     (.18)
                                     ------------     ------------  --------  --------  --------  --------
Total distributions                     (0.18    )       (0.15    )     (.76)     (.80)    (1.09)     (.99)
                                     ------------     ------------  --------  --------  --------  --------
Net asset value at end of period       $13.99           $13.98        $13.69    $13.36    $13.27    $14.13
                                     ------------     ------------  --------  --------  --------  --------
                                     ------------     ------------  --------  --------  --------  --------
Total return++                         2.52%*           2.27%*         8.23%     7.10%     1.30%    13.60%

Net assets at end of period (000's
  omitted)                               $311             $112      $480,643  $472,569  $507,453  $541,515

Ratio of expenses to average net
  assets                              0.82%**          1.50%**          .54%      .56%      .52%      .53%

Ratio of net investment income to
  average net assets                  5.04%**          4.42%**         5.47%     5.96%     5.49%     5.91%

Portfolio turnover rate               6.66%**          6.66%**        12.60%    26.96%    22.07%    31.66%


                                                        YEAR ENDED MARCH 31
                                       1992      1991      1990      1989      1988      1987

Net asset value at beginning of
  period                               $12.95    $12.73    $12.92    $12.85    $14.16    $13.74
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   .86       .86       .88       .94       .96       .99
  Net realized and unrealized gain
    (loss) investments                    .48       .26       .25       .36      (.91)      .63
                                     --------  --------  --------  --------  --------  --------
Total from investment operations         1.34      1.12      1.13      1.30       .05      1.62
                                     --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                               (.86)     (.86)     (.88)     (.94)     (.96)     (.99)
  Distributions from realized gains      (.06)     (.04)     (.44)     (.29)     (.40)     (.21)
                                     --------  --------  --------  --------  --------  --------
Total distributions                      (.92)     (.90)    (1.32)    (1.23)    (1.36)    (1.20)
                                     --------  --------  --------  --------  --------  --------
Net asset value at end of period       $13.37    $12.95    $12.73    $12.92    $12.85    $14.16
                                     --------  --------  --------  --------  --------  --------
                                     --------  --------  --------  --------  --------  --------
Total return++                         10.57%     9.13%     9.05%    10.49%      .93%    12.49%+
Net assets at end of period (000's
  omitted)                           $427,638  $331,647  $286,303  $231,911  $183,642  $214,745
Ratio of expenses to average net
  assets                                 .54%      .56%      .57%      .60%      .61%      .59%
Ratio of net investment income to
  average net assets                    6.37%     6.68%     6.76%     7.23%     7.42%     7.20%
Portfolio turnover rate                25.18%    38.55%    65.80%   135.60%    71.91%    23.09%



 * Not Annualized.



** Annualized.



 + Unaudited.



++ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 20 --

SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                     CLASS A    CLASS B
                                     --------   --------
                                     THREE-MONTH THREE-MONTH
                                      PERIOD     PERIOD
                                      ENDED      ENDED
                                     DECEMBER   DECEMBER                        YEAR ENDED MARCH 31
                                     31, 1996   31, 1996    1996     1995     1994     1993     1992     1991     1990
                                     -----------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $12.07     $12.07     $11.54   $11.51   $12.23   $11.60   $11.24   $11.07   $11.02

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                 0.15       0.12        .62      .63      .66      .68      .71      .71      .72

  Net realized and unrealized gain
    (loss) investments                  0.19       0.18        .40      .13     (.38)     .76      .44      .23      .23
                                     --------   --------   -------  -------  -------  -------  -------  -------  -------

Total from investment operations        0.34       0.30       1.02      .76      .28     1.44     1.15      .94      .95
                                     --------   --------   -------  -------  -------  -------  -------  -------  -------

LESS DISTRIBUTIONS:

  Dividends from net investment
    income                             (0.15)     (0.12)      (.62)    (.63)    (.66)    (.68)    (.71)    (.71)    (.72)

  Distributions from realized gains    (0.03)     (0.03)      (.08)    (.10)    (.34)    (.13)    (.08)    (.06)    (.18)
                                     --------   --------   -------  -------  -------  -------  -------  -------  -------

Total distributions                    (0.18)     (0.15)      (.70)    (.73)   (1.00)    (.81)    (.79)    (.77)    (.90)
                                     --------   --------   -------  -------  -------  -------  -------  -------  -------

Net asset value at end of period      $12.23     $12.22     $11.86   $11.54   $11.51   $12.23   $11.60   $11.24   $11.07
                                     --------   --------   -------  -------  -------  -------  -------  -------  -------
                                     --------   --------   -------  -------  -------  -------  -------  -------  -------

Total return***                        2.83%*     2.56%*     8.87%    7.01%    1.97%   12.88%   10.43%    8.78%    8.87%

Net assets at end of period (000's
  omitted)                              $122       $101    $70,546  $64,058  $77,056  $79,872  $71,480  $57,066  $47,867

Ratio of expenses to average net
  assets                               0.89%**    1.64%**     .68%     .70%     .68%     .66%     .67%     .67%     .68%

Ratio of net investment income to
  average net assets                   4.84%**    4.08%**    5.12%    5.65%    5.31%    5.71%    6.13%    6.32%    6.42%

Portfolio turnover rate               10.52%**   10.52%**   16.25%   44.10%   32.58%   23.18%   39.35%   22.92%   71.37%


                                      1989       1988          1987

Net asset value at beginning of
  period                              $10.72      $12.14       $11.68
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  .75         .76          .80
  Net realized and unrealized gain
    (loss) investments                   .30        (.99)         .57
                                     -------  ----------     --------
Total from investment operations        1.05        (.23)        1.37
                                     -------  ----------     --------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                              (.75)       (.76)        (.80)
  Distributions from realized gains       --        (.43)++      (.11)
                                     -------  ----------     --------
Total distributions                     (.75)      (1.19)        (.91)
                                     -------  ----------     --------
Net asset value at end of period      $11.02      $10.72       $12.14
                                     -------  ----------     --------
                                     -------  ----------     --------
Total return***                       10.09%      (1.39%)     12.25%+
Net assets at end of period (000's
  omitted)                           $36,930     $28,790      $34,792
Ratio of expenses to average net
  assets                                .71%        .72%         .70%
Ratio of net investment income to
  average net assets                   6.86%       6.99%        6.71%
Portfolio turnover rate               76.95%      66.72%       44.61%



  * Not Annualized.



 ** Annualized.



*** Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.



  + Unaudited.



++ Distribution includes $.05 per share attributable to the December 31, 1987, capital gain distribution paid in order to avoid any excise tax due under the Tax Reform Act of 1986.


                                    -- 21 --

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                                         CLASS A         CLASS B
                                      -------------   -------------
                                       THREE-MONTH     THREE-MONTH
                                      PERIOD ENDED    PERIOD ENDED
                                      DECEMBER 31,    DECEMBER 31,      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                          1996            1996        MARCH 31, 1996   MARCH 31, 1995   MARCH 31, 1994
                                      --------------------------------------------------------------------------------
 Net asset value at beginning of
   period                                $10.45          $10.45           $10.10           $9.91            $10.27

 INCOME FROM INVESTMENT OPERATIONS:

   Net investment income                  0.12            0.10             0.50             0.49             0.44

   Net realized and unrealized gain
     (loss) on investments                0.09            0.11             0.27             0.19            (0.35)
                                      -------------   -------------     -------           ------          -------
 Total from investment operations         0.21            0.21             0.77             0.68             0.09
                                      -------------   -------------     -------           ------          -------
 LESS DISTRIBUTIONS:

   Dividends from net investment
     income                              (0.12)          (0.10)           (0.50)           (0.49)           (0.44)

   Distribution from realized gains      (0.01)          (0.01)           (0.03)              --            (0.01)
                                      -------------   -------------     -------           ------          -------
 Total distributions                     (0.13)          (0.11)           (0.53)           (0.49)           (0.45)
                                      -------------   -------------     -------           ------          -------
 Net asset value at end of period        $10.53          $10.55           $10.34           $10.10           $9.91
                                      -------------   -------------     -------           ------          -------
                                      -------------   -------------     -------           ------          -------
 Total return+                           1.94%*          1.94%*           7.73%            7.13%             .68%

 Net assets at end of period (000's
   omitted)                              $ 336           $ 211            $6,489           $5,953           $2,908

 Ratio of expenses to average net
   assets                                1.31%**         2.06%**          1.07%            1.09%            1.44%

 Ratio of net investment income to
   average net assets                    4.49%**         3.71%**          4.78%            5.06%            4.17%

 Portfolio turnover rate                15.96%**        15.96%**         20.86%            9.23%           17.26%


                                         FOR THE PERIOD FROM
                                           MARCH 18, 1993
                                      (INITIAL PUBLIC OFFERING)
                                          TO MARCH 31, 1993

 Net asset value at beginning of
   period                                      $10.32
 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.02
   Net realized and unrealized gain
     (loss) on investments                     (0.05)
                                            --------
 Total from investment operations              (0.03)
                                            --------
 LESS DISTRIBUTIONS:
   Dividends from net investment
     income                                    (0.02)
   Distribution from realized gains               --
                                            --------
 Total distributions                           (0.02)
                                            --------
 Net asset value at end of period              $10.27
                                            --------
                                            --------
 Total return+                                 (.31%)*
 Net assets at end of period (000's
   omitted)                                    $2,163
 Ratio of expenses to average net
   assets                                      1.04%**
 Ratio of net investment income to
   average net assets                          4.47%**
 Portfolio turnover rate                        None



 * Not annualized.



** Annualized.



 + Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.


                                    -- 22 --

SAFECO MONEY MARKET FUND


                      CLASS A  CLASS B
                      -------  -------
                      THREE-MONTH THREE-MONTH
                      PERIOD   PERIOD
                       ENDED    ENDED
                      DECEMBER DECEMBER
                        31,      31,                                       YEAR ENDED MARCH 31
                       1996     1996     1996     1995     1994     1993     1992     1991     1990     1989     1988      1987
                      -----------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of
  period              $1.00    $1.00      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00  $1.00

INCOME FROM
  INVESTMENT
  OPERATIONS:

  Net investment
    income            .01      .01          .05      .04      .02      .03      .05      .07      .08      .08      .06    .06

LESS DISTRIBUTIONS:

  Dividends from net
    investment
    income            (.01   ) (.01   )    (.05)    (.04)    (.02)    (.03)    (.05)    (.07)    (.08)    (.08)    (.06)  (.06   )
                      -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  --------

  Net asset value at
    end of period     $1.00    $1.00      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00  $1.00
                      -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  --------
                      -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  --------

Total return          1.21%  * 1.21%  *   5.15%    4.20%    2.48%    2.98%    5.04%    7.60%    8.77%    7.86%    6.56%  5.90%   +

Net assets at end of
  period (000's
  omitted)            $295     $106     $165,122 $171,958 $186,312 $144,536 $184,823 $224,065 $225,974 $177,813 $119,709 $57,998

Ratio of expenses to
  average net assets  .55%   ** .54%   **    .78%    .78%    .79%     .77%     .73%     .70%     .71%     .74%     .79%   .82%
Ratio of net
  investment income
  to average net
  assets              5.01%  ** 4.96%  **   5.04%   4.21%   2.47%    3.02%    5.05%    7.34%    8.45%    7.66%    6.49%  5.71%



 * Not Annualized.



** Annualized.



 + Unaudited.


                                    -- 23 --

ADVISER'S INSTITUTIONAL PRIVATE ACCOUNT PERFORMANCE



The Value Fund's adviser, SAFECO Asset Management Company ("SAM") has been managing institutional private accounts (the "SAFECO Composite") since 1979. The SAFECO Composite had investment objectives, policies, strategies and risks substantially similar to those of the Value Fund. The data below is provided to illustrate the past performance of SAM in managing substantially similar accounts as measured against the S&P 500 Index and does not represent the performance of the Value Fund.



CALENDAR YEAR TOTAL RETURNS



                                                             SAFECO           SAFECO        S&P 500
YEAR                                                      COMPOSITE(A)     COMPOSITE(B)      INDEX*
-------------------------------------------------------  ---------------  ---------------  ----------
1987                                                            0.25%            (.50%)         5.17%
1988                                                           18.83%           17.98%         16.50%
1989                                                           19.43%           18.58%         31.43%
1990                                                           (4.50%)          (5.22%)        (3.19%)
1991                                                           28.55%           27.65%         30.55%
1992                                                           12.98%           12.06%          7.68%
1993                                                           10.58%            9.73%         10.00%
1994                                                            3.31%            2.54%          1.33%
1995                                                           36.74%           35.74%         37.50%
1996                                                           25.07%           24.15%         23.25%



AVERAGE ANNUAL TOTAL RETURNS FOR ONE, FIVE AND TEN YEAR PERIODS ENDING DECEMBER 31, 1996



                                                                            SAFECO        S&P 500
                                                                           COMPOSITE       INDEX
                                                                         -------------  -----------
Last One Year                                                                 25.43%        23.25%
Last Five Years                                                               17.46%        15.26%
Last Ten Years                                                                14.74%        15.26%


------------------------


 * The gross performance of the SAFECO Composite in the tables above is shown after reduction by the Value Fund's maximum management fee and the estimated "other expenses" (1.04 per year) and does not reflect the deduction of 12b-1 fees which would cause the performance figures to be lower.



** The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.



All returns presented were calculated on a total return basis and reflect the reinvestment of capital gains, dividends and interest. Custodial fees, if any, were not included in the SAFECO Composite calculation. The SAFECO Composite's returns are asset-weighted using beginning-of-period market values adjusted for cash flows.



The Value Fund's expenses, timing of purchases and sales of portfolio securities, availability of cash flows, and brokerage commissions may cause the performance of the Value Fund to vary from that of the SAFECO Composite. In addition, the institutional private accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Value Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results for the SAFECO Composite could have been adversely affected if the accounts included in the composite had been regulated as investment companies under the federal securities laws.


                                    -- 24 --

The investment results of the SAFECO Composite are unaudited and are not intended to predict or suggest the returns that might be experienced by the Value Fund. Investors should also be aware that the use of a methodology different from that used above to calculate the SAFECO Composite's performance could result in different performance data.



The S&P 500 Index is used for comparison purposes only. The S&P 500 Index is an unmanaged index of representative U.S. stocks that has no management or expense charges. Performance is based on historical earnings and is not intended to indicate future performance of the Value Fund.



SUB-ADVISER'S INSTITUTIONAL PRIVATE ACCOUNT PERFORMANCE



The International Fund's sub-adviser, Bank of Ireland Asset Management (U.S.) Limited ("BIAM") has been managing separate accounts for institutional clients in the United States for seven years. These accounts had investment objectives, policies, strategies and risks substantially similar to those of the International Fund. BIAM's past performance in advising these accounts was a key factor in its selection as the Fund's sub-adviser. The performance set forth in the tables below is based on the return achieved on BIAM's fully discretionary international equity composite of accounts (the "BIAM Composite"). The BIAM Composite data is provided to illustrate the past performance of BIAM in managing substantially similar accounts as measured against the International Fund and the EAFE Index, and does not represent the performance of the International Fund.



CALENDAR YEAR TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1996



                                                            BIAM             BIAM           EAFE
YEAR                                                    COMPOSITE(A)     COMPOSITE(B)      INDEX*
-----------------------------------------------------  ---------------  ---------------  -----------
1990                                                         (4.65%)           5.37%        (23.20%)
1991                                                         10.61%            9.80%         12.50%
1992                                                         11.00%           10.19%        (11.85%)
1993                                                         49.49%           39.53%         32.94%
1994                                                          8.04%           (8.74%)         8.06%
1995                                                         18.09%           17.25%         11.55%
1996                                                         21.49%           20.62%          6.36%



AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1996



                                                                 PERIOD
                                                                BEGINNING
                                                               JANUARY 31,
                                                                  1996,
                                                                 ENDING
                                                              DECEMBER 31,      ONE       FIVE
                                                                  1996         YEAR       YEARS
                                                              -------------  ---------  ---------
International Fund**                                       --                       --         --
Class A                                                9.01%
Class B                                                8.91%
BIAM Composite                                                                  21.78%     15.80%
EAFE Index                                                                       6.36%      8.48%


------------------------------


 * The Morgan Stanley Europe, Australia and Far East Index ("EAFE Index") is a market-weighted aggregate of 20 individual country indices that collectively represent many of the major markets of the world, excluding Canada and the United States.


                                    -- 25 --

** The performance information of the Class A and Class B Shares (the "Advisor Classes") of the International Fund reflects the actual performance of the Advisor Classes for the period September 30, 1996 to December 31, 1996 and the performance of the No-Load Class of each Fund, restated to reflect the sales charges but not the Rule 12b-1 fees of the Advisor Classes for the period prior to September 30, 1996. Performance information would have been lower for the period prior to September 30, 1996 if Rule 12b-1 fees were reflected. The gross performance of the Composite in the tables above is shown after reduction by the International Fund's weighted average expenses excluding 12b-1 fees (2.09%) of the two fiscal periods ending September 30, 1996 and December 31, 1996.



All returns presented were calculated on a total return basis and reflect the reinvestment of capital gains, dividends and interest. The BIAM Composite's returns are asset-weighted using beginning-of-period market values adjusted for cash flows.



The International Fund's expenses, timing of purchases and sales of portfolio securities, availability of cash flows, and brokerage commissions are all reasons that might cause the performance of the International Fund to vary from that of the SAFECO Composite. In addition, the BIAM Composite accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the International Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the BIAM Composite could have been adversely affected if the accounts included in the BIAM Composite had been regulated as investment companies under the federal securities laws.



The investment results of BIAM's composite are unaudited and are not intended to predict or suggest the returns that might be experienced by the International Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.



The EAFE Index is used for comparison purposes only. The EAFE Index is an unmanaged index of representative international stocks that has no management or expense charges. Performance is based on historical earnings and is not intended to indicate future performance of the International Fund.


ALTERNATIVE PURCHASE ARRANGEMENT

This Prospectus offers two classes of shares for each Fund. For each Fund except the Money Market Fund, Class A shares are sold at net asset value plus an initial sales charge of up to 4.5%. Class A shares also pay an annual Rule 12b-1 service fee of 0.25% of the average daily net assets of the Class A shares. For each Fund except the Money Market Fund, Class B shares are sold at net asset value with no initial sales charge, but a CDSC of up to 5% applies to redemptions made within six years of purchase. Class B shares also pay an annual Rule 12b-1 service fee of 0.25% of the average daily net assets of the Class B shares and an annual Rule 12b-1 distribution fee of 0.75% of the average daily net assets of the Class B shares. Class B shares convert to Class A shares in the first month following the investor's sixth anniversary from purchase. The maximum investment amount in Class B shares is $500,000.

Class A and B shares of the Money Market Fund are sold at net asset value, are not subject to sales charges, and do not currently pay Rule 12b-1 fees. Money Market Fund Class A and Class B shares may be subject to sales charges if an investor exchanges into Class A or Class B shares of another Fund. See "Purchasing Advisor Class A Shares" and "Purchasing Advisor Class B Shares."

For shareholders of each Fund except the Money Market Fund, the alternative purchase arrangement permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in a

                                    -- 26 --

Fund, the accumulated distribution and service fees and CDSCs on Class B shares prior to conversion would be less than the initial sales charge and accumulated service fee on Class A shares purchased at the same time.

Class A shares will normally be more beneficial than Class B shares to investors who qualify for reduced initial sales charges or a sales load waiver on Class A shares. Class A shares are subject to a service fee (but not a distribution fee) and, accordingly, pay correspondingly higher dividends per share than Class B shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares.

Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class B shares. The CDSC imposed on the redemption of Class B shares decreases and is completely eliminated with respect to such shares beginning in the first month following the investor's sixth anniversary from purchase. Class B shares automatically convert to Class A shares (which are subject to lower continuing charges) in the first month following the investor's sixth anniversary from purchase.


For more information about each Fund's shares, see "How to Purchase Shares" beginning on page 53.


EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES

The investment objective and investment policies for each Fund are described below. A Trust's Board of Trustees may change a Fund's (except the California Fund's) objective without a shareholder vote, but no such change will be made without prior written notice to shareholders of that Fund (60 days' in the case of the Money Market, Municipal Bond and Washington Funds and 30 days' in the case of the other Funds). The California Fund has a fundamental investment objective that may not be changed without a shareholder vote. In the event a Fund changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment. Each Fund has adopted a number of investment restrictions. If a Fund satisfies a percentage limitation at the time of investment, a later increase or decrease in value, assets or other circumstances will not be considered in determining whether the Fund complies with the applicable policy (except to the extent the change may impact the Fund's borrowing limits). Unless otherwise stated, the investment policies and limitations described below under each Fund's description and "Common Investment Practices" are non-fundamental and may be changed without a shareholder vote.

INVESTMENT OBJECTIVES AND POLICIES OF THE STOCK FUNDS

GROWTH FUND

The Growth Fund has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation. Such investments may cause its share price to be more volatile than the Equity and Income Funds.

To pursue its investment objective, the Growth Fund:

1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.

                                    -- 27 --

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation.

3. MAY INVEST UP TO 5% OF NET ASSETS IN CONTINGENT VALUE RIGHTS. A contingent value right is a right issued by a corporation that takes on a preestablished value if the underlying common stock does not attain a target price by a specified date.


For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74.


EQUITY FUND

The Equity Fund has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/ or dividend potential and from a long-range investment standpoint. The Equity Fund does not seek to achieve both growth and income with every portfolio security investment. Rather, it attempts to achieve a reasonable balance between growth and income on an overall basis.

To pursue its investment objective, the Equity Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES (WHICH INCLUDE COMMON STOCKS AND PREFERRED STOCKS). The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint.


2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, WHETHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER), EXCEPT THAT LESS THAN 35% OF ITS NET ASSETS WILL BE INVESTED IN SUCH SECURITIES. The Equity Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Equity Fund's net assets will be invested in such securities. The Equity Fund will not purchase a bond rated below Ca by Moody's Investors Service, Inc. ("Moody's") or CC by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") or which is in default on the payment of principal and interest. Bonds rated Ca or CC are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" on page 47 for more information.



For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74. For a description of debt securities ratings, see the "Ratings Supplement" on page 74.


INCOME FUND

The Income Fund has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Fund currently intends to place greatest emphasis on holding common stock, convertible corporate bonds and convertible preferred stock. SAM will select securities primarily for current income, but also with a view toward capital growth when this can be accomplished without conflicting with the Fund's investment objective.

                                    -- 28 --

To pursue its investment objective, the Income Fund:


1. WILL INVEST PRIMARILY IN COMMON STOCK AND ALSO IN CONVERTIBLE AND NON-CONVERTIBLE CORPORATE BONDS AND PREFERRED STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Income Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Income Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" on page 47 for more information.



2. MAY INVEST UP TO 10% OF TOTAL ASSETS IN EURODOLLAR BONDS WHICH ARE ISSUED BY U.S. ISSUERS. Eurodollar bonds are traded in the European bond market and are denominated in U.S. dollars. The Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the United States. The delivery of Eurodollar bonds to the Fund's custodian in the United States may cause slight delays in settlement which are not anticipated to affect the Fund in any material, adverse manner.



For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74. For a description of debt securities ratings, see the "Ratings Supplement" on page 74.


NORTHWEST FUND

The Northwest Fund has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon or Washington.

To pursue its investment objective, the Northwest Fund:


1. WILL ORDINARILY INVEST ITS ASSETS IN SHARES OF COMMON STOCKS AND PREFERRED STOCKS OF COMPANIES LOCATED IN THE NORTHWEST SELECTED PRIMARILY FOR POTENTIAL LONG-TERM APPRECIATION. To determine those common and preferred stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. The Fund generally invests a portion of its assets in smaller companies. See "Risk Factors" for more information about the risks of investing primarily in companies located in the Northwest.



2. MAY OCCASIONALLY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN THE OPINION OF SAM, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. The Fund may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. The Fund will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Fund will purchase convertible securities which are investment grade, i.e., rated in the top four categories by either S&P or Moody's.



See "Risk Factors" for more information about the risks inherent in geographic concentration. For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74. For a description of debt securities ratings, see the "Ratings Supplement" on page 74.


                                    -- 29 --

INTERNATIONAL FUND

The investment objective of the International Fund is to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the United States.

To pursue its investment objective, the International Fund:

1. WILL INVEST PRIMARILY IN COMMON STOCKS OF NON-U.S. COMPANIES. Common stock issued by foreign companies is subject to various risks in addition to those associated with U.S. investments. For example, the value of the common stock depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the common stock is issued.

2. MAY INVEST IN PREFERRED STOCKS AND CONVERTIBLE SECURITIES ISSUED BY FOREIGN COMPANIES.

3. MAY INVEST IN DEBT SECURITIES ISSUED BY FOREIGN COMPANIES AND GOVERNMENTS. The Fund will make such investments primarily for defensive purposes, but may also do so where anticipated interest rate movements, or other factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

4. MAY INVEST IN PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"), WHICH INCLUDE FUNDS OR TRUSTS ORGANIZED AS INVESTMENT VEHICLES TO INVEST IN COMPANIES OF CERTAIN FOREIGN COUNTRIES. Investors in PFICs bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" in the Common Stock Trust's Statement of Additional Information.

5. MAY PURCHASE AND SELL PUT AND CALL OPTIONS ON SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES, MAY PURCHASE AND SELL THE FOLLOWING NON-LEVERAGED DERIVATIVE SECURITIES: FUTURES CONTRACTS AND RELATED OPTIONS WITH RESPECT TO SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES, AND MAY ENTER INTO FOREIGN CURRENCY TRANSACTIONS SUCH AS FORWARD CONTRACTS. The Fund may employ certain strategies and techniques utilizing these instruments to mitigate its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values. There is no guarantee that these strategies and techniques will work.

An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of an option is obligated to purchase or sell (depending upon the nature of the option) the underlying securities if the option is exercised during the specified period of time. A futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a security at the close of the last trading day of the contract and the price at which the agreement is made. A forward currency contract is an agreement to purchase or sell a foreign currency at some future time for a fixed amount of U.S. dollars.

The Fund, under normal conditions, will not sell a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are

                                    -- 30 --
written) would exceed 25% of the Fund's net assets. The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of its net assets. In addition, the Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of its net assets.


See "Risk Factors" for more information about the risks inherent in securities issued by foreign issuers and in the purchase and sale of options, futures and forward contracts. For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74.


BALANCED FUND

The Balanced Fund has as its investment objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed income securities and will occasionally alter the mix of its equity and fixed income securities. Such action will be taken in response to economic conditions and generally in small increments. The Balanced Fund will not make significant changes in its asset mix in an attempt to "time the market."

To pursue its investment objective, the Balanced Fund:

1. WILL ORDINARILY INVEST FROM 50% TO 70% OF ITS TOTAL ASSETS IN EQUITY SECURITIES, WHICH INCLUDE COMMON STOCKS, PREFERRED STOCK AND SECURITIES CONVERTIBLE INTO COMMON STOCK. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. The Fund may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer.

    The Fund will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Fund will purchase convertible securities which are investment grade, i.e., rated in the top four categories by either S&P or Moody's.

2. WILL INVEST AT LEAST 25% OF ITS TOTAL ASSETS IN FIXED-INCOME SENIOR SECURITIES. The Fund will purchase only those U.S. Government and investment grade debt obligations or non-rated debt obligations which in SAM's view contain the credit characteristics of investment grade debt obligations. Investment grade obligations (rated between Aaa-Baa by Moody's and AAA-BBB by S&P) are from high to medium quality. Medium quality obligations possess speculative characteristics and may be more sensitive to economic changes and changes to the financial condition of issuers.


For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74. For a description of debt securities ratings, see the "Ratings Supplement" on page 74.


SMALL COMPANY FUND

The Small Company Fund has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.

To pursue its investment objective, the Small Company Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCK AND PREFERRED STOCK OF SMALL-SIZED COMPANIES WITH TOTAL MARKET CAPITALIZATION OF LESS THAN $1 BILLION. Companies whose

                                    -- 31 --
    capitalization falls outside this range after purchase continue to be considered small-capitalized for purposes of the 65% policy. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. In determining those common and preferred stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power. Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers and their securities can be subject to more abrupt and erratic movements in price. See "Risk Factors" for more information about the risks inherent in securities issued by small companies.


2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN SAM'S OPINION, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" on page 42 for more information.



See "Risk Factors" for more information about the risks inherent in small company issuers. For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74. For a description of debt securities ratings, see the "Ratings Supplement" on page 74.


VALUE FUND


The Value Fund has as its investment objective to seek long-term growth of capital and income. The Value Fund primarily invests in common stock selected for potential appreciation and income using fundamental value analysis. The Value Fund will invest of least 65% of its assets in common stock and preferred stock issued by U.S. companies.


To pursue its investment objective, the Value Fund:

1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.


2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Value Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds" or in comparable, unrated bonds, but less than 35% of the Value Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures.



For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities" on page 74. See "Risk Factors" on page 39 for more information.


                                    -- 32 --

COMMON INVESTMENT PRACTICES OF THE STOCK FUNDS

Each of the Stock Funds may also follow the investment practices described below:

1.  MAY INVEST IN BONDS AND OTHER DEBT SECURITIES.

    Each Fund may invest in bonds and other debt securities that are rated investment grade by Moody's or S&P, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

    After purchase by a Stock Fund, a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require a Stock Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. The Equity Fund will not hold more than 3% of its total assets and the Income Fund will not hold more than 1% of its total assets in bonds that go into default on the payment of principal and interest after purchase. In the event that 35% or more of a Stock Fund's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities remain below 35% of the Fund's net assets.

2. MAY INVEST IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Stock Fund could lose all of its principal investment in the warrant.

3. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS (EXCEPT THE EQUITY FUND) OR REPURCHASE AGREEMENTS. The Stock Funds may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. With respect to repurchase agreements, each Stock Fund will invest no more than 5% of its total assets in repurchase agreements and will not purchase repurchase agreements that mature in more than seven days. Counterparties of foreign repurchase agreements may be less creditworthy than U.S. counterparties.

4. MAY PURCHASE SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS OR PURCHASE OR SELL SECURITIES ON A "FORWARD COMMITMENT" BASIS. Under this procedure, a Stock Fund agrees to acquire securities that are to be issued and delivered against payment in the future. The price, however, is fixed at the time of commitment. When a Stock Fund purchases when-issued or delayed-delivery securities, its custodian bank will maintain in a temporary holding account cash, U.S. Government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the temporary holding account or

                                    -- 33 --
    from then-available cash flow. If a Stock Fund chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could incur a gain or loss due to market fluctuations. Use of these techniques may affect a Fund's share price in a manner similar to leveraging.

5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are registered receipts evidencing ownership of an underlying foreign security. They typically are issued in the United States by a bank or trust company. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer. The International Fund may utilize European Depositary Receipts ("EDRs"), which are similar instruments. EDRs may be in bearer form and are designed for use in the European securities markets.


6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN FOREIGN SECURITIES, EXCEPT THE INTERNATIONAL FUND, WHICH MAY INVEST 100% OF ITS ASSETS IN FOREIGN SECURITIES. FOREIGN SECURITIES ARE SUBJECT TO RISKS IN ADDITION TO THOSE INHERENT IN INVESTMENTS IN DOMESTIC SECURITIES. See "Risk Factors" on page 47 for more information about the risks associated with investments in foreign securities.


7. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN SHARES OF REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass-through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REIT units fluctuates depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.


8. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES, PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE COMMON STOCK TRUST'S BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in restricted securities may increase the Stock Funds' illiquidity to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities. As a result, a Stock Fund may not be able to sell these securities when its investment adviser or sub-investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


9. MAY INVEST IN SECURITIES WHOSE PERFORMANCE AND PRINCIPAL AMOUNT AT MATURITY ARE LINKED TO A SPECIFIED EQUITY SECURITY OR SECURITIES INDEX. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities

                                    -- 34 --
    depends largely on the performance of the securities or indices to which they are indexed, but such securities are also subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

10. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN SECURITIES OF UNSEASONED ISSUERS. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

The following restrictions are fundamental policies of the Stock Funds that cannot be changed without shareholder vote.

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. THE GROWTH, INCOME AND NORTHWEST FUNDS MAY NOT PURCHASE MORE THAN 10% OF ANY CLASS OF SECURITIES OF ANY ONE ISSUER.

3. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).


4. EACH STOCK FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES, AND THE GROWTH FUND ONLY FOR EXTRAORDINARY OR EMERGENCY PURPOSES, FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Growth, Income and Northwest Funds will not borrow amounts in excess of 20%, and the Equity, Balanced, International, Small Company and Value Funds will not borrow amounts in excess of 33%, of total assets. A Stock Fund will not purchase securities if borrowings equal to or greater than 5% of total assets are outstanding for that Fund.


For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Common Stock Trust's Statement of Additional Information.

INVESTMENT POLICIES OF THE INTERMEDIATE TREASURY FUND

The investment objective of the Intermediate Treasury Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Intermediate Treasury Fund will seek to maintain a portfolio of U.S. Treasury obligations with an average dollar weighted maturity of between three and ten years; however, individual obligations held by the Intermediate Treasury Fund may have maturities outside that range.

To pursue its investment objective, the Intermediate Treasury Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN DIRECT OBLIGATIONS OF THE U.S. TREASURY SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS. The Intermediate Treasury Fund may also invest in stripped securities that are direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury are supported by the full faith and credit of the U.S. Government.

2.  WILL INVEST UP TO 35% OF ITS TOTAL ASSETS IN:

    OTHER U.S. GOVERNMENT SECURITIES, including (a) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association ("GNMA"), (b) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National

                                    -- 35 --

    Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA"). While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.


    CORPORATE DEBT SECURITIES which at the time of purchase are rated in the top three grades (A or higher) by either Moody's or S&P, or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management. See "Ratings Supplement" beginning on page 74.


3. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, EURODOLLAR BONDS AND MUNICIPAL SECURITIES. See the Taxable Bond Trust's Statement of Additional Information for more information about these securities.

INVESTMENT POLICIES OF THE HIGH-YIELD FUND

The High-Yield Fund has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. The higher yields that the Fund seeks are usually available from lower-rated or unrated securities sometimes referred to as "junk bonds." The maturity of the debt obligations held by the Fund may range from 1 to 30 years. However, it is anticipated that the majority of debt obligations will have maturities from 5 to 15 years.

To pursue its investment objective, the High-Yield Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN HIGH-YIELD, FIXED-INCOME SECURITIES. The High-Yield Fund may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, I.E., rated lower than the top four grades by S&P or Moody's, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 25% of the Fund's total assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when, in SAM's opinion, the potential for high yield outweighs the risk.


    While fixed-income securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities. For further explanation of the special risks associated with investing in lower-rated, fixed-income securities, see "Risk Factors" on page 47.



    For a description of debt ratings, see "Rating Supplement" beginning on page
    74. For a breakdown of the debt securities held by the High-Yield Fund during the fiscal period ended December 31, 1996, see "Debt Securities Holdings" on page 76. The High-Yield Fund may retain an issue whose rating has been changed.


                                    -- 36 --

2. MAY INVEST IN FIXED-INCOME SECURITIES WITH EQUITY FEATURES WHEN COMPARABLE IN YIELD AND RISK TO FIXED-INCOME SECURITIES WITHOUT EQUITY FEATURES, BUT ONLY WHEN ACQUIRED AS A RESULT OF UNIT OFFERINGS WHICH CARRY AN EQUITY ELEMENT SUCH AS COMMON STOCK, RIGHTS OR OTHER EQUITY SECURITIES. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.


3. MAY INVEST IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933 ("1933 Act") or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities.


4. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES WHICH ARE RATED LOWER THAN THE TOP THREE GRADES ASSIGNED BY MOODY'S OR S&P OR ARE UNRATED BUT COMPARABLE TO SUCH RATED SECURITIES IF, IN THE OPINION OF SAM, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY-RATED TAXABLE SECURITIES. Investment in medium and lower quality tax-exempt bonds involves the same risks as investments in taxable bonds of similar quality.

5. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES OR IN FIXED-INCOME SECURITIES WHICH ARE RATED IN THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P DURING MARKET CONDITIONS WHICH, IN THE OPINION OF SAM, ARE UNFAVORABLE FOR SATISFACTORY PERFORMANCE BY LOWER-RATED OR UNRATED FIXED-INCOME SECURITIES. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss to principal may be substantially reduced with a small reduction in yield.

COMMON INVESTMENT PRACTICES OF THE INTERMEDIATE TREASURY FUND AND THE HIGH-YIELD FUND

The Intermediate Treasury Fund and High-Yield Fund may also follow the investment practices described below:

1. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS, REPURCHASE AGREEMENTS AND HIGH-QUALITY SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT. Each Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

2. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Neither Fund, however, will engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held.

                                    -- 37 --

COMMON INVESTMENT PRACTICES OF THE INTERMEDIATE TREASURY FUND AND THE HIGH-YIELD FUND (CONTINUED)
3. MAY PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect the Fund's share price in a manner similar to leveraging.

The following restrictions are fundamental policies of the Intermediate Treasury Fund and High-Yield Fund which cannot be changed without shareholder vote.

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

3. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR SAFECO CORPORATION OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A Fund will not borrow amounts in excess of 20% of its total assets. A Fund will not purchase securities if outstanding borrowings are equal to or greater than 5% of its total assets. Each Fund intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemption requests exceed available cash.

4. EACH FUND MAY INVEST UP TO 10% OF ITS NET ASSETS IN ILLIQUID SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Taxable Bond Trust's Board of Trustees.

5. EACH FUND MAY INVEST UP TO 10% OF NET ASSETS IN REPURCHASE AGREEMENT TRANSACTIONS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including the risk that the Fund will be unable to dispose of the security during the term of the repurchase agreement if the security's market value declines, and delays and costs to a Fund if the other party to the repurchase agreement declares bankruptcy.

For more information see the "Investment Policies" and "Additional Investment Information" sections of the Taxable Bond Trust's Statement of Additional Information.

INVESTMENT POLICIES OF THE MANAGED BOND FUND

The investment objective of the Managed Bond Fund is to provide as high a level of total return as is consistent with the relative stability of capital through purchase of investment grade debt securities.

In pursuing the Managed Bond Fund's investment objective, SAM will seek to minimize the effects of interest rate risks while pursuing total return by adjusting the investment portfolio's average maturity in response to interest rate changes. In general, the Managed Bond Fund's strategy will be to hold

                                    -- 38 --
fixed-income securities with shorter maturities as interest rates rise and with longer maturities as interest rates fall. The fixed-income securities held by the Managed Bond Fund will have maturities of 10 years or less from the date of purchase. SAM reserves the right to modify the Managed Bond Fund's investment strategy in any respect at any time.

To pursue its investment objective, the Managed Bond Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN BONDS, DEFINED AS FIXED-INCOME SECURITIES.

2. WILL INVEST PRIMARILY IN INVESTMENT GRADE DEBT SECURITIES; I.E., SECURITIES RATED IN THE TOP FOUR CATEGORIES BY EITHER S&P OR MOODY'S OR IF NOT RATED, SECURITIES WHICH, IN SAM'S OPINION, ARE COMPARABLE IN QUALITY TO INVESTMENT GRADE DEBT SECURITIES. Included in investment grade debt securities are securities of medium grade (rated Baa by Moody's or BBB by S&P) which have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic or other conditions than higher grade securities. The Managed Bond Fund will limit investments in such medium grade debt securities to no more than 10% of its total assets. Unrated securities are not necessarily of lower quality than rated securities, but may not be as attractive to investors.


    The Managed Bond Fund may retain debt securities which are downgraded to below investment grade (commonly referred to as "high yield" or "junk" bonds) after purchase. In the event that due to a downgrade of one or more debt securities an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade, SAM will engage in an orderly disposition of such securities to the extent necessary to reduce the Fund's holdings of such securities to no more than 5% of the Fund's net assets. In addition to reviewing ratings, SAM may analyze the quality of rated and unrated debt securities purchased for the Managed Bond Fund by evaluating the issuer's capital structure, earnings power, quality of management and position within its industry. For a description of debt securities ratings, see "Ratings Supplement" beginning on page 74.


3. WILL INVEST AT LEAST 50% OF ITS TOTAL ASSETS IN OBLIGATIONS OF OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. These obligations include (a) direct obligations of the U.S. Treasury, such as U.S. Treasury notes, bills, bonds and stripped securities; (b) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by the GNMA; (c) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the FNMA and the FHLMC; and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

4. MAY INVEST UP TO 50% OF ITS TOTAL ASSETS IN CORPORATE DEBT SECURITIES OR EURODOLLAR BONDS. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. The Managed Bond Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the United States. The delivery of Eurodollar bonds to the Managed Bond Fund's custodian in the United States may cause slight delays in settlement which are not anticipated to affect the Managed Bond Fund in any material, adverse manner. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds discussed below.

5. MAY INVEST IN ASSET-BACKED SECURITIES, WHICH REPRESENT INTERESTS IN, OR ARE SECURED BY AND PAYABLE FROM, POOLS OF ASSETS SUCH AS CONSUMER LOANS, AUTOMOBILE RECEIVABLE SECURITIES, CREDIT CARD RECEIVABLE SECURITIES, AND INSTALLMENT LOAN CONTRACTS. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately

                                    -- 39 --
    depends upon borrowers paying the underlying loans. There is a risk that one or more of the underlying borrowers may default and that recovery on repossessed collateral may be unavailable or inadequate to support payments on the defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, WHICH ARE SECURITIES ISSUED AND TRADED IN THE UNITED STATES BY FOREIGN ISSUERS. These bonds have investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Managed Bond Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

    Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will attempt to analyze a potential investment in the foreign issuer with respect to quality and risk on the same basis as the rating services. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will attempt to select investments in foreign securities on the same basis, and with comparable quantities and types of information, as its investments in domestic securities, that may not always be possible.

7. MAY PURCHASE OR SELL SECURITIES ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS. Under this procedure, the Managed Bond Fund agrees to acquire securities that are to be issued and delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When the Managed Bond Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect the Managed Bond Fund's share price in a manner similar to the use of leveraging.

8. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Managed Bond Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Managed Bond Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed. With respect to repurchase agreements, the Managed Bond Fund will invest no more than 5% of its total assets in repurchase agreements, and will not purchase repurchase agreements which mature in more than seven days.

9. MAY HOLD CASH AS A TEMPORARY DEFENSIVE MEASURE WHEN MARKET CONDITIONS SO WARRANT.

10. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES IF, IN SAM'S OPINION, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY RATED TAXABLE SECURITIES.

11. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. The Managed Bond Fund, however, will not engage primarily in trading for the purpose of short-term profits. The Managed Bond Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held.

                                    -- 40 --

The following restrictions are fundamental policies of the Managed Bond Fund which cannot be changed without shareholder vote.

1. THE FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. THE FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

3. THE FUND MAY BORROW MONEY FOR TEMPORARY OR EMERGENCY PURPOSES ONLY FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Fund will not borrow amounts in excess of 20% of its total assets. As a non-fundamental policy, the Fund will not purchase securities if outstanding borrowings are equal to or greater than 5% of its total assets. The Fund intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Managed Bond Trust's Statement of Additional Information.

INVESTMENT POLICIES OF THE TAX-EXEMPT INCOME FUNDS


The investment objective of the Municipal Bond Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. The investment objective of the California Fund is to provide as high a level of current interest income exempt from federal income tax and California State personal income tax as is consistent with the relative stability of capital. The investment objective of the Washington Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.


To pursue its investment objective, each of the Tax-Exempt Income Funds:

1. WILL, DURING NORMAL MARKET CONDITIONS, INVEST AS A MATTER OF FUNDAMENTAL POLICY AT LEAST 80% OF ITS NET ASSETS IN SECURITIES THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX AND, IN THE CASE OF THE CALIFORNIA FUND, EXEMPT FROM CALIFORNIA PERSONAL INCOME TAX. The Tax-Exempt Income Funds do not currently intend to purchase taxable investments, except as a temporary accommodation or in an emergency situation.

2. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MUNICIPAL BONDS (IN THE CASE OF THE WASHINGTON FUND, ISSUED BY THE STATE OF WASHINGTON OR POLITICAL SUBDIVISIONS, MUNICIPALITIES, AGENCIES, INSTRUMENTALITIES OR PUBLIC AUTHORITIES WITHIN THE STATE OF WASHINGTON) HAVING A MATURITY IN EXCESS OF ONE YEAR THAT AT THE TIME OF ACQUISITION ARE INVESTMENT GRADE; I.E., RATED IN ONE OF THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P OR, IF UNRATED, DETERMINED BY SAM TO BE OF COMPARABLE QUALITY. Each Tax-Exempt Income Fund may invest up to 20% of its total assets in unrated municipal bonds. Unrated securities are not necessarily lower in quality than rated securities, but may not be as attractive to as many investors as rated securities. Each Tax-Exempt Income Fund will invest no more than 33% of its total assets in municipal bonds rated in the fourth highest grade or in comparable unrated bonds. Such bonds are of medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

                                    -- 41 --

    In addition to reviewing ratings, SAM will analyze the quality of rated and unrated municipal bonds for purchase by each Tax-Exempt Income Fund by evaluating various factors that may include the issuer's or guarantor's financial resources and liquidity, economic feasibility of revenue bond project financing and general purpose borrowings, cash flow and ability to meet anticipated debt service requirements, quality of management, sensitivity to economic conditions, operating history and any relevant political or regulatory matters. SAM may also evaluate trends in the economy, the financial markets or specific geographic areas in determining whether to purchase a bond. For a description of municipal bond ratings, see the Tax-Exempt Bond Trust's Statement of Additional Information.

    After purchase by a Fund, a municipal bond may be downgraded to below investment grade or, if unrated, may cease to be comparable to a rated investment grade security (such below investment grade securities are commonly referred to as "high-yield" or "junk" bonds). Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. Each Tax-Exempt Income Fund will not hold more than 5% of its net assets in such below investment grade securities.

    The term "municipal bonds" as used in this Prospectus means those obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which in the opinion of bond counsel is exempt from federal income tax and, in the case of the California Fund, exempt from California personal income tax.

3.  MAY INVEST IN ANY OF THE FOLLOWING TYPES OF MUNICIPAL BONDS:

    REVENUE BONDS, which are "limited obligation" bonds that provide financing for specific projects or public facilities. These bonds are backed by revenues generated by a particular project or facility or by a special tax. A "resource recovery bond" is a type of revenue bond issued to build waste facilities or plants. An "industrial development bond" ("IDB") is a type of revenue bond that is backed by the credit of a private issuer, generally does not have access to the resources of a municipality for payment and may involve greater risk. Each Tax-Exempt Income Fund intends to invest primarily in revenue bonds that may be issued to finance various types of projects, including but not limited to education, hospitals, housing, waste and utilities. Each Tax-Exempt Income Fund will not purchase private activity bonds ("PABs") or any other type of revenue bonds, the interest on which is a tax preference item for purposes of the alternative minimum tax.

    GENERAL OBLIGATION BONDS, which are bonds that provide general purpose financing for state and local governments and are backed by the taxing power of the state and local government as the case may be. The taxes or special assessments that can be levied for the payment of principal and interest on general obligation bonds may be limited or unlimited as to rate or amount.

    VARIABLE AND FLOATING RATE OBLIGATIONS, which are municipal obligations that carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals. Floating rate instruments bear interest at rates that vary automatically with changes in specified market rates or indexes, such as the bank prime rate. Accordingly, as interest rates fluctuate, the potential for capital appreciation or depreciation of these obligations is less than for fixed rate obligations. Floating and variable rate obligations typically carry demand features that permit a Fund to tender (sell) them back to the issuer at par prior to maturity and on short notice. A Fund's ability to obtain payment from the issuer at par may be affected by

                                    -- 42 --
    events occurring between the date the Fund elects to tender the obligation to the issuer and the date redemption proceeds are payable to the Fund. Each Tax-Exempt Income Fund will purchase floating and variable rate obligations only if at the time of purchase there is a secondary market for such instruments.

    PUT BONDS, which are municipal bonds that give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date and PUT BONDS WITH DEMAND FEATURES. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the bond. A demand feature is a put that entitles the Fund holding it to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals.

    MUNICIPAL LEASE OBLIGATIONS, which are issued by or on behalf of state or local government authorities to acquire land, equipment or facilities and may be subject to annual budget appropriations. These obligations themselves are not normally backed by the credit of the municipality or the state but are secured by rent payments made by the municipality or by the state pursuant to a lease. If the lease is assigned, the interest on the obligation may become taxable. The leases underlying certain municipal lease obligations provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the lease property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit. Certain municipal lease obligations also contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. If rent is abated because of damage to the leased property or if the lease is terminated because monies are not appropriated for the following year's lease payments, the issuer may default on the obligation causing a loss to a Fund. Each Tax-Exempt Income Fund will only invest in municipal lease obligations that are, in the opinion of SAM, liquid securities under guidelines adopted by the Tax-Exempt Bond Trust's Board of Trustees. Generally, municipal lease obligations will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

    CERTIFICATES OF PARTICIPATION in municipal lease obligations ("COPs"), which are certificates issued by state or local governments that entitle the holder of the certificate to a proportionate interest in the lease purchase payments made. Each Tax-Exempt Income Fund will only invest in COPs that are, in the opinion of SAM, liquid securities under guidelines adopted by the Tax-Exempt Bond Trust's Board of Trustees. Generally, COPs will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

    PARTICIPATION INTERESTS, which are interests in municipal bonds and floating and variable rate obligations that are owned by banks. These interests carry a demand feature that permits a Fund holding an interest to tender (sell) it back to the bank. Generally, the bank will accept tender of

                                    -- 43 --
    the participation interest with same day notice, but may require up to five days' notice. The demand feature is usually backed by an irrevocable letter of credit or guarantee of the bank. The credit rating of the bank may affect the credit quality of the participation interest.

    MUNICIPAL NOTES, which are notes generally issued by an issuer to provide for short-term capital needs and generally have maturities of one year or less. Each Tax-Exempt Income Fund may purchase municipal notes as a medium for its short-term investments. Municipal Notes include tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper. Each Tax-Exempt Income Fund will invest only in those municipal notes that at the time of purchase are rated within one of the three highest grades by Moody's or S&P or, if unrated by any of these agencies, in the opinion of SAM, are of comparable quality.

4. MAY INVEST IN SHARES OF NO-LOAD, OPEN-END INVESTMENT COMPANIES THAT INVEST IN TAX-EXEMPT SECURITIES WITH REMAINING MATURITIES OF ONE YEAR OR LESS. Such shares will only be purchased as a medium for a Fund's short-term investments if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities. Each Tax-Exempt Income Fund will not invest more than 10% of its total assets in shares issued by other investment companies, will not invest more than 5% of its total assets in a single investment company, and will not purchase more than 3% of the outstanding voting securities of a single investment company.

5. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Each Tax-Exempt Income Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held. The portfolio turnover rate is not expected to exceed 70%.

6. MAY PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Tax-Exempt Income Fund agrees to acquire or sell securities that are to be delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high quality securities in an amount equal in value to the purchase price of the security. Use of this technique may affect a Fund's share price in a manner similar to leveraging.

7. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS. A Tax-Exempt Income Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

The following restrictions are fundamental policies of the Tax-Exempt Income Funds and cannot be changed without shareholder vote.

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, WILL NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. EACH FUND WILL NOT INVEST 25% OR MORE OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS AND OTHER PERMITTED INVESTMENTS, THE INTEREST ON WHICH IS PAYABLE FROM REVENUES ON SIMILAR TYPES OF PROJECTS SUCH AS: SPORTS, CONVENTION OR TRADE SHOW FACILITIES; AIRPORTS; MASS TRANSPORTATION; SEWAGE OR SOLID WASTE DISPOSAL FACILITIES; OR AIR OR WATER POLLUTION CONTROL PROJECTS.

                                    -- 44 --

3. THE MUNICIPAL BOND FUND WILL NOT INVEST 25% OR MORE OF ITS TOTAL ASSETS IN SECURITIES WHOSE ISSUERS ARE LOCATED IN THE SAME STATE.

4. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A TAX-EXEMPT INCOME FUND WILL NOT BORROW AMOUNTS IN EXCESS OF 20% OF ITS TOTAL ASSETS. As a non-fundamental policy of the Washington Fund and a fundamental policy of the California and Municipal Bond Funds, a Fund will not purchase securities if borrowings equal to or greater than 5% of its total assets are outstanding. Each Tax-Exempt Income Fund intends to primarily exercise its borrowing authority to meet shareholder redemptions under circumstances where redemptions exceed available cash.


For a further description of each Fund's investment policies and restrictions as well as an explanation of ratings, see the "Investment Policies" and "Description of Ratings" sections of the Tax-Exempt Bond Trust's Statement of Additional Information.


INVESTMENT POLICIES OF THE MONEY MARKET FUND

The investment objective of the Money Market Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high quality money market instruments maturing in thirteen months or less.

To pursue its investment objective, the Money Market Fund:

1. WILL PURCHASE ONLY HIGH QUALITY SECURITIES THAT, IN THE OPINION OF SAM OPERATING UNDER GUIDELINES ESTABLISHED BY THE MONEY MARKET TRUST'S BOARD OF TRUSTEES, PRESENT MINIMAL CREDIT RISKS AFTER AN EVALUATION OF THE CREDIT QUALITY OF AN ISSUER OR OF ANY ENTITY PROVIDING A CREDIT ENHANCEMENT FOR THE SECURITY. The Fund complies with industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The Fund invests in instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.


2. MAY INVEST IN COMMERCIAL PAPER OBLIGATIONS. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Fund may also purchase dollar-denominated commercial paper issued in the United States by foreign entities. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. The Fund will only purchase such securities, if, in the opinion of SAM, the security is of an investment quality comparable to other obligations that may be purchased by the Fund.



3. MAY INVEST IN NEGOTIABLE AND NON-NEGOTIABLE DEPOSITS, BANKERS' ACCEPTANCES AND OTHER SHORT-TERM OBLIGATIONS OF U.S. BANKS. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. The Fund may also invest in dollar-


                                    -- 45 --
    denominated securities issued by foreign banks (including foreign branches of U.S. banks) provided that, in the opinion of SAM, the security is of an investment quality comparable to other obligations which may be purchased by the Fund. Foreign banks may not be subject to accounting standards or governmental supervision comparable to U.S. banks and there may be less public information available about their operations. In addition, foreign securities may be subject to risks relating to the political and economic conditions of the foreign country involved, which could affect the payment of principal and interest.


4.  MAY INVEST IN U.S. GOVERNMENT SECURITIES. U.S. Government securities include
    (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the FNMA and the FHLMC, and (d) securities supported solely by the creditworthiness of the issuer such as securities issued by the Tennessee Valley Authority (the "TVA"). While these securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.



5. MAY INVEST IN CORPORATE OBLIGATIONS SUCH AS PUBLICLY TRADED BONDS, DEBENTURES AND NOTES. The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.



6. MAY INVEST IN EURODOLLAR AND YANKEE BANK OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the United States capital markets by foreign banks.


    Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a lesser extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Fund invests, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Fund.


7. MAY INVEST IN REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent. The Fund will invest no more than 10% of total assets in repurchase agreements and will not purchase repurchase agreements that mature in more than seven days.



8. MAY INVEST IN VARIABLE AND FLOATING RATE INSTRUMENTS. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, the U.S. government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenver there is a change in a designated benchmark rate. Variable and floating rate instruments may have put features. These instruments may have optional put features. Puts may also be mandatory, in which case the Fund would be required to act to keep the instrument.


                                    -- 46 --

9. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A UNDER THE 1933 ACT ("RULE 144A SECURITIES") AND COMMERCIAL PAPER SOLD PURSUANT TO SECTION 4(2) OF THE 1933 ACT ("SECTION 4(2) PAPER"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE MONEY MARKET TRUST'S BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the 1933 Act or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in such 144A Securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities. Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of increasing the Fund's illiquidity to the extent that buyers are unwilling to purchase the securities.


The following restrictions are fundamental policies of the Money Market Fund and cannot be changed without shareholder vote. The Money Market Fund:

1. MAY INVEST UP TO 5% OF ITS ASSETS IN THE SECURITIES OF ANY ONE ISSUER OTHER THAN U.S. GOVERNMENT SECURITIES.

2. MAY INVEST UP TO 25% OF ITS TOTAL ASSETS IN ANY ONE INDUSTRY (INCLUDING SECURITIES ISSUED BY FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS), PROVIDED, HOWEVER, THAT THIS LIMITATION DOES NOT APPLY TO U.S. GOVERNMENT SECURITIES, OR TO CERTIFICATES OF DEPOSIT OR BANKERS' ACCEPTANCES ISSUED BY DOMESTIC BANKS.

3. MAY BORROW MONEY FOR TEMPORARY OR EMERGENCY PURPOSES (BUT NOT FOR INVESTMENT PURPOSES) FROM A BANK OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Fund will not borrow amounts in excess of 20% of total assets and will not purchase securities if borrowings equal to or greater than 5% of total assets are outstanding. The Fund intends to primarily exercise its borrowing authority to meet shareholder redemptions under the circumstances where redemptions exceed available cash.

For more information, see the "Investment Policies" and "Additional Investment Information" sections of the Money Market Trust's Statement of Additional Information.

RISK FACTORS

There are market risks in all securities transactions. Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk factor associated with an investment in a mutual fund is that the market value of the portfolio securities may decrease, resulting in a decrease in the value of a shareholder's investment.

RISK FACTORS OF THE STOCK FUNDS

An investment in the Northwest Fund may be subject to different risks than a mutual fund whose investments are more geographically diverse. Since the Northwest Fund invests primarily in companies with their principal executive offices located in the Northwest, the number of issuers whose securities are eligible for purchase is significantly less than many other mutual funds. Also, some companies whose securities are held in the Northwest Fund's portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Northwest Fund may have a predominately national or partially international market for their products or services and are more likely to be

                                    -- 47 --
impacted by national or international trends. As a result, the performance of the Northwest Fund may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region but also on a national or international level, depending on the companies whose securities are held in its portfolio at any particular time.

The Equity, Income, Small Company and Value Funds may invest in, and the other Stock Funds as a result of downgrades may own, below investment grade bonds. Below investment grade bonds are speculative and involve greater investment risks than investment grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment grade bonds may experience increased volatility. Below investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds.

Because the International Fund primarily invests, and the other Stock Funds may invest, in foreign securities, each Stock Fund is subject to risks in addition to those associated with U.S. investments. Foreign investments involve sovereign risk, which includes the possibility of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent currency from being sold). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is generally less publicly available information about issuers of foreign securities as compared to U.S. issuers. Many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign issuers are less liquid and more volatile than securities of U.S. issuers. Financial markets on which foreign securities trade are generally subject to less governmental regulation as compared to U.S. markets. Foreign brokerage commissions and custodian fees are generally higher than those in the United States.

In addition, the International Fund may purchase and sell put and call options, futures contracts and forward contracts. Risks inherent in the use of futures, options and forward contracts include: the risk that interest rates, security prices and currency markets will not move in the directions anticipated; imperfect correlation between the price of the future, option or forward contract and the price of the security, interest rate or currency being hedged; the risk that potential losses may exceed the amount invested in the contracts themselves; the possible absence of a liquid secondary market for any particular instrument at any time; the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and the reduction or elimination of the opportunity to profit from increases in the value of the security, interest rate or currency being hedged.

The Growth Fund currently has an aggressive investment approach to seeking capital appreciation. The Growth Fund may invest a significant portion of its assets in securities issued by smaller companies. In addition, the Small Company Fund invests in companies with small market capitalizations which involve more risks than investments in larger companies. Such companies may include newly formed companies which have limited product lines, markets or financial resources and may lack management depth. The securities of small or newly formed companies may have limited marketability and may be subject to more abrupt and erratic movements in price than securities of larger, more established companies, or equity securities in general. Such volatility in price may in turn cause the Growth Fund's and Small Company Fund's share prices to be volatile.


RISK FACTORS OF THE INTERMEDIATE TREASURY, HIGH-YIELD, MANAGED BOND, MUNICIPAL BOND, CALIFORNIA, WASHINGTON AND MONEY MARKET FUNDS (THE "FIXED-INCOME FUNDS")


The value of each Fixed-Income Fund (except the Money Market Fund) will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise, the price

                                    -- 48 --
of debt securities held by a Fund will fall, and when market interest rates fall, the price of the debt securities will rise. Also, there is a risk that the issuer of a bond or other security held in a Fund's portfolio will fail to make timely payments of principal and interest to the Fixed-Income Funds. Included in investment grade debt securities are securities of medium grade (rated Baa by Moody's or BBB by S&P) which have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic or other conditions than higher grade securities.

The Managed Bond Fund may invest in stripped securities that are obligations issued by the U.S. Treasury. Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile than other debt securities.

The Money Market Fund seeks to maintain a stable $1.00 share price. Of course, there is no guarantee that the Money Market Fund will maintain a stable $1.00 share price. It is possible that a major change in interest rates or a default on the Money Market Fund's investments could cause its share price (and the value of your investment) to fall. The Money Market Fund's yield will fluctuate with general interest rates.

Because the California and Washington Funds each concentrate their investments in a single state, there is a greater risk of fluctuation in the values of their portfolio securities than with mutual funds whose investments are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The share price of the California and Washington Funds can be affected by political and economic developments within and by the financial condition of the respective state, its public authorities and political subdivisions. See the discussion below and "Investment Risks of Concentration in California and Washington Issuers" in the Tax-Exempt Bond Trust's Statement of Additional Information for further information.


SPECIAL RISKS OF THE HIGH-YIELD FUND


The High-Yield Fund invests primarily in high-yield, fixed-income securities which are subject to the following risks:

SENSITIVITY TO ECONOMIC AND CORPORATE DEVELOPMENTS

Yields on high-yield, fixed-income securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset value ("NAV") per share of the High-Yield Fund to be volatile. Lower-quality, fixed-income securities tend to reflect short-term economic and corporate developments to a greater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, fixed-income securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Fund to lose all or part of its investment in that

                                    -- 49 --
security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

ZERO-COUPON AND PAYMENT-IN-KIND SECURITIES

The High-Yield Fund may hold "zero-coupon" and "payment-in-kind" fixed-income securities. Zero-coupon securities are purchased at a discount without scheduled interest payments. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Fund accrues income on these securities, but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under current federal tax law. As a result, if its cash position is depleted, the Fund may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Fund's operations. Zero-coupon and payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

LIQUIDITY AND VALUATION

The liquidity and price of high-yield, fixed-income securities can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issuers, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the High-Yield Fund's ability to dispose of its securities as well as make valuation of securities more difficult. Because there tend to be fewer investors in lower-rated, fixed-income securities, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, lower-rated securities are subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated securities of the same maturity. Judgment plays a greater role in the valuation of thinly-traded securities.

CREDIT RATINGS

Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P and Moody's ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Fund's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Fund to invest in higher quality debt securities. This is particularly true for the High-Yield Fund.

SPECIAL RISKS OF THE CALIFORNIA AND WASHINGTON FUNDS

The information in the following discussion is drawn primarily from official statements relating to state securities offerings which are dated prior to the date of this Prospectus. The California and Washington Funds have not independently verified any of the information in the discussion below.

                                    -- 50 --

CALIFORNIA FUND


After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994. Nevertheless, the State's budget problems in recent years have also been caused by the increasing costs of education, health, welfare and corrections, driven by California's rapid population growth. These pressures on the State's General Fund are expected to continue. The State's long-term credit ratings, reduced in 1992, were lowered again in 1994 and have not been fully restored. Its ability to provide assistance to its public authorities and political subdivisions has been impaired. Cutbacks in state aid adversely affect the financial condition of many cities, counties and school districts which are already subject to fiscal constraints and are facing their own reduced tax collections. In addition, some municipally-owned electric utilities may be adversely affected by the restructuring of the electric utility industry now underway in California.



In the past, California voters have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities. Future voter initiatives could result in adverse consequences affecting obligations issued by the State and its political subdivisions. These factors, among others, could reduce the credit standing of certain issuers of California obligations. At any given time there are numerous lawsuits against the State which could affect its revenues and expenditures.


WASHINGTON FUND


The State of Washington's economy consists of both export and local industries. The State's leading export industries are aerospace, forest products, agriculture and food processing. The State's manufacturing base includes aircraft manufacture, which comprised approximately 25% of total manufacturing in 1995. The Boeing Company is the State's largest employer and has a significant impact, in terms of overall production, employment and labor earnings, on the State's economy. Boeing anticipates increasing employment in the State by approximately 24,100 jobs by the end of 1997, and by 28,600 by the end of 1999. The commercial airline industry is cyclical in nature and future job cuts could have an adverse effect on the Washington economy. Forest products rank second behind aerospace in value of total production. Although productivity in the forest products industry has increased steadily in recent years, declines in production are expected in the future. Unemployment in the timber industry is anticipated in certain regions; however the impact is not expected to affect the State's overall economic performance. Growth in agriculture has been an important factor in the State's economic growth over the past decade. The State is the home of many technology firms of which approximately half are computer-related. Microsoft, the world's largest microcomputer software company, is headquartered in Redmond, Washington.



State law requires a balanced budget. The Governor has a statutory responsibility to reduce expenditures across the board to avoid any cash deficit at the end of a biennium. In addition, State law prohibits State tax revenue growth from exceeding the growth rate of State personal income. To date, Washington State tax revenue increases have remained substantially below the applicable limits. At any given time, there are numerous lawsuits against the State which could affect its revenues and expenditures.


PORTFOLIO MANAGERS

GROWTH FUND

The portfolio manager for the Growth Fund is Thomas M. Maguire, Vice President, SAM. Mr. Maguire has served as portfolio manager for the Fund since 1989.

                                    -- 51 --

EQUITY FUND

The portfolio manager for the Equity Fund is Richard D. Meagley, Vice President, SAM. Mr. Meagley began serving as portfolio manager for the Fund in 1995. He is also the portfolio manager for certain other SAFECO Funds. Prior to these positions, he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. He was an Assistant Vice President of SAM and the fund manager of the SAFECO Northwest Fund from 1991 to 1992.

INCOME FUND


The portfolio manager for the Income Fund is Thomas E. Rath, Assistant Vice President of SAM. Mr. Rath has been a portfolio manager and securities analyst for SAFECO Corporation since 1994. From 1992 to 1994, Mr. Rath was a principal and portfolio manager for Meridian Capital Management, Inc., located in Seattle, Washington. From 1987 to 1992, he was a portfolio manager and securities analyst for First Interstate Bank, located in Seattle, Washington.


NORTHWEST FUND


The portfolio manager for the Northwest Fund is Bill Whitlow. Mr. Whitlow began serving as portfolio manager for the Fund in April 1997. From 1990 to April 1997, he was a principal and Manager of Pacific Northwest Research for the brokerage firm of Pacific Crest Securities, located in Seattle, Washington.


BALANCED FUND


The equity portion of the Balanced Fund is co-managed by Rex L. Bentley, Vice President, SAM and Lynette D. Sagvold, Assistant Vice President, SAM, and the fixed income portion is managed by Michael C. Knebel, Vice President, SAM. Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc., from 1990 to 1995. Ms. Sagvold was a portfolio manager and analyst for First Investors Bank from 1993 to 1995 and she was a portfolio manager and analyst for Key Trust Company from 1985 to 1993. Mr. Knebel has served as portfolio manager for certain other SAFECO mutual funds since 1989.


INTERNATIONAL FUND

The International Fund is managed by a committee of portfolio managers employed and supervised by the Sub-Adviser, Bank of Ireland Asset Management (U.S.) Limited, an investment adviser registered with the SEC. All investment decisions are made by this committee and no single person is primarily responsible for making recommendations to that committee.

SMALL COMPANY FUND

The portfolio manager for the Small Company Fund is Greg Eisen, Assistant Vice President, SAM. Mr. Eisen has served as an investment analyst for SAM since 1992. From 1986 to 1992, Mr. Eisen was engaged by the SAFECO Insurance Companies as a financial analyst.

VALUE FUND


The Value Fund is co-managed by Rex L. Bentley, Vice President, SAM and Lynette
D. Sagvold, Assistant Vice President, SAM. Mr. Bentley was vice president and investment counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc. from 1990 to 1995. Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank from 1993 to 1995 and she was a portfolio manager and analyst for Key Trust Company from 1985 to 1993.


                                    -- 52 --

INTERMEDIATE TREASURY AND MANAGED BOND FUNDS


The portfolio manager for the Intermediate Treasury and Managed Bond Funds is Michael C. Knebel, Vice President, SAM. Mr. Knebel has served as portfolio manager or co-manager for the Managed Bond Fund since 1994. He has served as portfolio manager for the Intermediate Treasury Fund since 1995. Mr. Knebel has served as portfolio manager and/or portfolio co-manager for other SAFECO mutual funds since 1989.


HIGH-YIELD FUND

The portfolio managers for the High-Yield Bond Fund are John Stoeser, Assistant Vice President, SAM, and Robert Kern, a securities analyst for SAM. Mr. Stoeser has served as a securities analyst and portfolio manager for SAM since 1992. From 1989 to 1992 he was an administrative assistant to the President of SAM. Mr. Kern served as a securities analyst for SAM since 1994. From 1988 to 1994, Mr. Kern was engaged by the SAFECO Insurance Companies in the Controller's Department.

MUNICIPAL BOND AND CALIFORNIA FUNDS

The portfolio manager for the Municipal Bond and California Funds is Stephen C. Bauer, President, SAM. Mr. Bauer has served as portfolio manager for each Fund since it commenced operations: 1981 for the Municipal Bond Fund and 1983 for the California Fund. Mr. Bauer is the portfolio manager for certain other SAFECO municipal bond funds, and also serves as a Director of SAM.

WASHINGTON FUND


The portfolio manager for the Washington Fund is Beverly Denny, Assistant Vice President, SAM. Ms. Denny was the Marketing Director for the SAFECO mutual funds from 1991 to 1993, and has been employed as an investment analyst with SAM since 1993.


MONEY MARKET FUND

The portfolio manager for the Money Market Fund is Naomi Urata, Assistant Vice President, SAM. Ms. Urata has been employed as an investment analyst for the SAFECO mutual funds since 1993. From 1990 to 1992, Ms. Urata served as Cash Manager for The Seattle Times.

Each portfolio manager and certain other persons related to SAM, the Sub-Adviser and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by a Fund.

HOW TO PURCHASE SHARES
When placing purchase orders, investors should specify whether the order is for Class A or Class B shares of a Fund. All share purchase orders that fail to specify a class will automatically be invested in Class A shares.

The minimum initial investment is $1,000 (IRA, UGMA and UTMA $250). The minimum additional investment is $100 for all accounts, except for UGMA or UTMA Automatic Investment Method ("AIM") accounts opened with an initial investment of $250 or more. These accounts have a minimum additional investment of only $50. Minimum additional investments are negotiable for retirement accounts other than IRAs. Except as noted above in connection with UGMA and UTMA accounts, no minimum initial investment is required to establish the Automatic Investment Method or Payroll Deduction Plan.

                                    -- 53 --

Shares of each Fund are available for purchase through investment professionals who work at broker-dealers, banks and other financial institutions which have entered into selling agreements with SAFECO Securities, Inc. ("SAFECO Securities"), the distributor of the Funds. Orders received by such financial institutions before 1:00 p.m. Pacific Time on any day the New York Stock Exchange ("NYSE") is open for regular trading will be effected that day, provided that such order is transmitted to SAFECO Services, the transfer agent for the Funds, prior to 2:00 p.m. Pacific Time on such day. Investment professionals will be responsible for forwarding the investor's order to SAFECO Services so that it will be received prior to such time.

Broker-dealers, banks and other financial institutions that do not have selling agreements with SAFECO Securities also may offer to place orders for the purchase of each Fund's shares. Purchases made through these investment firms will be effected at the public offering price next determined after the order is received by SAFECO Services. Such financial institutions may charge the investor a transaction fee as determined by the financial institution. The fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided by purchasing shares through a broker-dealer, bank or other financial institution that has a selling agreement with SAFECO Securities.

Broker-dealers, banks, financial institutions and any other person entitled to receive compensation for selling or servicing each Fund's shares may receive different levels of compensation with respect to one particular class of Fund shares over another. Salespersons of broker-dealers, banks and other financial institutions that sell each Fund's shares are eligible to receive special compensation, the amount of which varies depending on the amount of shares sold.


The Funds only accept funds drawn in U.S. dollars and payable through a U.S. Bank. The Funds do not accept currency. The Funds issue shares in uncertificated form, but will issue certificates for whole shares without charge upon written request. You will be required to post a bond to replace missing certificates.


THE FUNDS RESERVE THE RIGHT TO REFUSE ANY OFFER TO PURCHASE SHARES OF ANY CLASS.

PURCHASING ADVISOR CLASS A SHARES


The public offering price of Class A shares of each Fund except the Money Market Fund is the next determined net asset value per share (see "Share Price Calculation" on page 63 for additional information) plus any sales charge, which will vary with the size of the purchase as shown in the following schedule:


                                                                       SALE CHARGE AS          BROKER
                                                                       PERCENTAGE OF       REALLOWANCE AS
AMOUNT OF PURCHASE                                                 ----------------------  PERCENTAGE OF
AT THE PUBLIC                                                      OFFERING       NET       THE OFFERING
OFFERING PRICE                                                       PRICE    INVESTMENT       PRICE
-----------------------------------------------------------------  ---------  -----------  --------------
Less than $50,000                                                      4.50%       4.71%           4.00%
$50,000 but less than $100,000                                         4.00%       4.17%           3.50%
$100,000 but less than $250,000                                        3.50%       3.63%           3.00%
$250,000 but less than $500,000                                        2.50%       2.56%           2.00%
$500,000 but less than $1,000,000                                      1.50%       1.52%           1.00%
$1,000,000 or more                                                     NONE*                 See Below**

 * Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% CDSC will apply to redemptions made in the first year.

** See discussion below for a description of the commissions payable on sales of Class A shares of $1 million or more.

                                    -- 54 --

Class A shares of the Money Market Fund are offered at the next determined net asset value per share (see "Share Price Calculation" on page 63 for additional information) with no initial sales charge. A sales charge will apply to the first exchange from Class A shares of the Money Market Fund to Class A shares of another Fund.


From time to time, SAFECO Securities may reallow to broker-dealers, banks and other financial institutions the full amount of the sales charge on Class A Shares. In some instances, SAFECO Securities may offer these reallowances only to those financial institutions that have sold or may sell significant amounts of Class A shares. These commissions also may be paid to financial institutions that initiate purchases made pursuant to sales charge waivers (1) and (8), described below under "Sales Charge Waivers -- Class A shares." To the extent that SAFECO Securities reallows 90% or more of the sales charge to a financial institution, such financial institution may be deemed to be an underwriter under the 1933 Act.

Except as stated below, broker-dealers of record will be paid commissions on sales of Class A shares of $1 million or more based on an investor's (or a related group of investors') cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes begins with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of up to .50% of the amount under $50 million and .25% thereafter, except for sales to participant-directed qualified plans (including a plan sponsored by an employer with 200 or more eligible employees). Commissions for such plans will be paid at a rate of 1.00% of the amount up to $2 million, .80% of the next $1 million, .50% of the next $47 million and .25% thereafter. In addition, SAFECO Securities may pay a commission to a broker-dealer where clients of a particular registered representative invest, at or about the same time, collectively $1 million or more in one or more of the Funds. The commission will be payable in lieu of other commissions that might otherwise be payable under the terms of this prospectus, and will not be paid except in connection with a transaction described in the preceding sentence.

The following describes purchases that may be aggregated for purposes of determining the amount of purchase:

 1. Individual purchases on behalf of a single purchaser and the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual plan(s) under
    Section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), or single-participant Keogh-type plan(s). This also includes purchases made by a company controlled by such individual(s);

 2. Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in (1) above; or

 3. Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (excluding an employee benefit plan described in (2) above).

SALES CHARGE WAIVERS -- CLASS A SHARES

Class A shares are sold at net asset value per share without imposition of sales charges for the following investments:

 1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with SAFECO Securities, and the children,

                                    -- 55 --
    spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with SAFECO Securities;

 2. Companies exchanging shares with or selling assets to one or more of the Funds pursuant to a merger, acquisition or exchange offer;

 3. Any of the direct or indirect affiliates of SAFECO Securities;

 4. Purchases made through the automatic investment of dividends and distributions paid by another Fund;

 5. Clients of administrators or consultants to tax-qualified employee benefit plans which have entered into agreements with SAFECO Securities or any of its affiliates;

 6. Retirement plan participants who borrow from their retirement accounts by redeeming Fund shares and subsequently repay such loans via a purchase of Fund shares;

 7. Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in Fund shares, the proceeds of which are reinvested in Fund shares;

 8. Accounts as to which a broker-dealer, bank or other financial institution charges an account management fee, provided the financial institution has entered into an agreement with SAFECO Securities regarding such accounts;

 9. Current or retired officers, directors, trustees or employees of any SAFECO mutual fund or SAFECO Corporation or its affiliates and the children, spouse and parents of such persons; and

10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

REINSTATEMENT PRIVILEGE

Shareholders who paid an initial sales charge and redeem their Class A shares in a Fund have a one-time privilege to reinstate their investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Class A shares of that Fund and/or one or more of the other Funds. SAFECO Services must receive from the investor or the investor's broker-dealer, bank or other financial institution within 60 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.

REDUCED SALES CHARGE PLANS -- CLASS A SHARES

Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker-dealer, bank or other financial institution or SAFECO Services.

Pursuant to the RIGHT OF ACCUMULATION, investors are permitted to purchase Class A shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount equal to the total purchase price of the investor's concurrent purchases of Class A shares of other SAFECO Mutual Funds plus (c) the dollar amount equal to the current public offering price of all Class A shares of Funds already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker-dealers, banks or other financial institutions sufficient information to permit confirmation of qualification.

                                    -- 56 --

In executing a LETTER OF INTENT ("LOI"), an investor should indicate an aggregate investment amount he or she intends to invest in Class A shares of Funds in the following thirteen months. The LOI is included as part of the Account Application. The Class A sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases of Class A shares made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of Class A shares, the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen-month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to SAFECO Securities of a higher applicable sales charge.

PURCHASING ADVISOR CLASS B SHARES

The public offering price of the Class B shares of each Fund is the next determined net asset value per share. No initial sales charge is imposed. However, a CDSC is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the investor receives Fund shares equal to the full amount of the investment. The maximum investment amount in Class B shares is $500,000.

Class B shares of a Fund that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) reinvestment of dividends or other distributions or (b) shares redeemed more than six full years after their purchase. Former Class B shareholders of the SAFECO Advisor Series Trust who invest in Class B shares of any Fund may include the length of time of ownership of the former Class B shares for purposes of calculating any CDSC due upon redemption.

Initial investments in Class B shares of the Money Market Fund are sold with no initial sales charge and are not subject to a CDSC upon redemption, provided that the investor has remained invested exclusively in Class B shares of the Money Market Fund and has not exchanged into Class B Shares of another Fund in the interim. Money Market Fund Class B shareholders will become subject to a CDSC calculated in accordance with the table below if they exchange into Class B shares of another SAFECO Fund and then redeem those shares. The CDSC will also apply to any Class B shares of the Money Market Fund subsequently acquired by exchange. Shareholders who initially purchase Money Market Fund Class B shares do not receive credit for the time initially invested in the Money Market Fund for purposes of calculating any CDSC due upon redemption of Class B shares of another SAFECO Fund.

Redemptions of most other Class B shares will be subject to a CDSC. (See "Contingent Deferred Sales Charge Waivers.") The amount of any applicable CDSC will be calculated by multiplying the lesser of

                                    -- 57 --
the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no charge is imposed on increases in the net asset value above the original purchase price:

                                                                CDSC AS A PERCENTAGE OF THE
                                                          LESSER OF NET ASSET VALUE AT REDEMPTION
REDEMPTION DURING                                             OR THE ORIGINAL PURCHASE PRICE
--------------------------------------------------------  ---------------------------------------
1st Year Since Purchase                                                         5%
2nd Year Since Purchase                                                         4%
3rd Year Since Purchase                                                         3%
4th Year Since Purchase                                                         3%
5th Year Since Purchase                                                         2%
6th Year Since Purchase                                                         1%
Thereafter                                                                      0%*

* Automatically converts to Class A shares in the first month following the investor's sixth anniversary from purchase.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

For example, assume an investor purchased 100 shares at $10 per share at a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The CDSC would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be redeemed without a CDSC. The number of shares needed to fund the remaining $335.00 of the redemption would equal
30.455. Using the lower of cost or market price to determine the CDSC, the original purchase price of $10.00 per share would be used. The CDSC calculation would therefore be 30.455 shares times $10.00 per share at a CDSC rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $12.18.

Except for the time period during which a shareholder is initially invested in Money Market Fund Class B shares, if a shareholder effects one or more exchanges among Class B shares of the Funds during the six year period, the holding periods for the shares so exchanged will be counted toward the six year period.

For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, recognized on the redemption of shares. The amount of any CDSC will be paid to SAFECO Securities.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The CDSC will be waived in the following circumstances: (a) total or partial redemptions made within one year following the death or disability of a shareholder; (b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 59 1/2 which are described in Code section 72(t), and required minimum distributions after age 70 1/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans; (c) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (d) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; (e) reinvestment in Class B

                                    -- 58 --
shares of a Fund within 60 days of a prior redemption; (f) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (g) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to the Code; and (h) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.

CONVERSION OF CLASS B SHARES

A shareholder's Class B shares of a Fund will automatically convert to Class A shares in the same Fund in the first month following the investor's sixth anniversary from purchase, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day in the first month following the investor's sixth anniversary from the purchase of Class B shares. Because the net asset value per share of Class A shares may be higher than that of Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

HOW TO REDEEM SHARES

As described below, shares of the Funds may be redeemed at their next-determined net asset value (subject to any applicable CDSC) and redemption proceeds will be sent to shareholders within seven days of the receipt of a redemption request. Shareholders who have purchased shares through broker-dealers, banks or other financial institutions that sell shares may redeem shares through such firms; if the shares are held in the "street name" of the broker-dealer, bank or other financial institution, the redemption must be made through such firm.

Please note the following:

/ / If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased other than by wire, each Fund reserves the right to hold the proceeds of your redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

/ / SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

/ / If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

/ / Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption will be made.

REDEMPTIONS THROUGH BROKER-DEALERS, BANKS AND OTHER FINANCIAL INSTITUTIONS

Shareholders with accounts at broker-dealers, banks and other financial institutions that sell shares of the Funds may submit redemption requests to such firms. Broker-dealers, banks or other financial institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value per share next computed after the firm receives the request or by forwarding such requests to SAFECO Services. Redemption proceeds (less any applicable CDSC) normally will be paid by check. Broker-dealers, banks and other financial institutions may impose a

                                    -- 59 --
service charge for handling redemption transactions placed through them and may impose other requirements concerning redemptions. Accordingly, shareholders should contact the investment professional at their broker-dealer, bank or other financial institution for details.


Redemption requests may also be transmitted to SAFECO Services by telephone (for amounts of less than $100,000), by mail or by redemption check. SAFECO Services will send to you, free of charge, redemption checks (drafts) payable through U.S. Bank of Washington, N.A. Redemption checks are not available to IRA shareholders or for shares issued in certificate form. Redemption checks may be made payable to any person or entity and must contain the proper number of signatures. Redemption checks must be for $500 or more. Neither the Funds nor SAFECO Services will be liable for payment of postdated redemption checks. See "Account Changes and Signature Requirements" on page 73, for futher information.


SHARE REDEMPTION PRICE AND PROCESSING


Your shares will be redeemed at the net asset value per share (subject to any applicable CDSC) next calculated after receipt of your request that meets the redemption requirements of the Funds. Except for the Money Market Fund, the value of the shares you redeem may be more or less than the dollar amount you purchased, depending on the market value of the shares at the time of redemption. See "Share Price Calculation" on page 63 for more information.


Redemption proceeds will normally be sent on the next business day following receipt of your redemption request. If your redemption request is received after the close of trading on the NYSE (normally 1:00 p.m. Pacific Time), proceeds will normally be sent on the second business day following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the NYSE is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.

Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below $100. Your shares will be redeemed at the net asset value per share calculated on the day your account is closed and the proceeds will be sent to you.

HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES

Call your investment professional or SAFECO Services at 1-800-463-8791 for more information.

AUTOMATIC INVESTMENT METHOD (AIM)

AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount from your bank account and invest the amount in any Fund. AIM has a minimum of $100 per Fund for all accounts (except UGMA and UTMA accounts which have a lower $50 minimum for additional investments, provided that the account was opened with an initial investment of at least $250).

PAYROLL DEDUCTION PLAN

An employer or other entity using group billing may establish a self-administered payroll deduction plan in any Fund. Payroll deduction amounts are negotiable.

SYSTEMATIC WITHDRAWAL PLAN

This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount

                                    -- 60 --

$50 per Fund) on or about the fifth business day of every month. Because Class A shares are subject to sales charges, shareholders should not concurrently purchase shares with respect to an account which is utilizing a systematic withdrawal plan. Class B shares may not be suitable for a systematic withdrawal plan, except in appropriate cases where the CDSC is being waived. Please see "Contingent Deferred Sales Charge Waivers" on page 58 for more information.


HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER


Shares of one class of a Fund may be exchanged for shares of the same class of any other Fund, based on their next-determined respective net asset values, without imposition of any sales charges, provided that the shareholder account registration remains identical. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF THE OTHER FUNDS LISTED ON THE FIRST PAGE OF THIS PROSPECTUS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF THE OTHER FUNDS LISTED ON THE FIRST PAGE OF THIS PROSPECTUS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the CDSC, except for the time period during which a shareholder is initially invested in Class B shares of the Money Market Fund, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. Exchanges are not tax-free and may result in a shareholder's realizing a gain or loss, as the case may be, for tax purposes. See "Fund Distributions and How They Are Taxed" on page 70 for more information. You may purchase shares of a Fund by exchange only if it is registered for sale in the state where you reside. Before exchanging into an Advisor class of another Fund, please be familiar with the Fund's investment objective and policies as described in "Each Fund's Investment Objective and Policies" beginning on page 27 of this Prospectus.


EXCHANGES BY MAIL

Exchange orders should be sent by mail to the investor's broker-dealer, bank or other financial institution. If a shareholder has an account at SAFECO Services, exchange orders may be sent to the address set forth on the cover of this Prospectus.

EXCHANGES BY TELEPHONE

A shareholder may give exchange instructions to the shareholder's broker-dealer, bank or other financial institution or to SAFECO Services by telephone at the appropriate toll-free number provided on the cover of this Prospectus. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares or certificated shares for which certificates previously have been deposited in the shareholder's account. See "Telephone Transactions" for more information.

SHARE EXCHANGE PRICE AND PROCESSING

The shares of the Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received. Normally the purchase of the Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making immediate payment could adversely affect the portfolio of the Fund whose shares are being redeemed. The exchange privilege may be modified or terminated with respect to a Fund at anytime, upon at least 60 days' notice to shareholders.

LIMITATIONS

Each Fund reserves the right to refuse exchange purchases or simultaneous order transactions by any person or group if, in SAM's judgment, the Fund would not be able to invest the money effectively in

                                    -- 61 --
accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies can have on efficient portfolio management, the Funds have instituted certain policies to discourage excessive exchange and simultaneous order transactions. Exchanges and simultaneous order transactions which, in SAM's judgment, appear to follow a market-timing strategy are limited to 4 in any 12 month period per account holder (or account, in a case where one person or entity exercises investment discretion over more than one account). For purposes of these limitations a "simultaneous order transaction" is a transaction where a significant portion of an account's assets are redeemed from one SAFECO Mutual Fund and shortly thereafter reinvested into another SAFECO Mutual Fund. In order to protect the shareholders of the Funds, SAM reserves the right to exercise its discretion in determining whether a particular transaction qualifies as a simultaneous order transaction. In addition to the foregoing limitations on exchanges and simultaneous order transactions, as described above, the Funds reserve the right to refuse any offer to purchase shares.

TELEPHONE TRANSACTIONS

To redeem or exchange shares by telephone, call 1-800-463-8791 between 6:00 a.m. and 5:00 p.m. Pacific Time, Monday through Friday, except certain holidays. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privileges.

To use the telephone redemption and exchange privileges, you must have previously selected these services either on your account application or by having submitted a request in writing to SAFECO Services at the address on the Prospectus cover. Redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner.

Each of the Funds and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services, in its sole discretion, is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.

The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone that a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include requiring the account owner to select the telephone privilege in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Services tape-records telephone transactions and may request certain identifying information from the caller.

The telephone transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services. The Funds and SAFECO Services may be liable if they do not employ reasonable procedures to confirm that telephone transactions are genuine.

                                    -- 62 --

SHARE PRICE CALCULATION

The net asset value per share ("NAV") of each class of each Fund is computed at the close of regular trading on the NYSE (normally 1:00 p.m. Pacific time) each day that the NYSE is open for trading. NAV is determined separately for each class of shares of each Fund. The NAV of a Fund is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares. In calculating the net asset value of each class appropriate adjustments will be made to each class's NAV to reflect expenses allocated to it.

PORTFOLIO VALUATION FOR THE STOCK FUNDS


The Stock Funds generally value their portfolio securities at the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price in which case the last reported bid price will be used. Portfolio securities that trade on a stock exchange and over-the-counter are valued according to the broadest and most representative market. Securities not traded on a national exchange are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Common Stock Trust's Board of Trustees.



The International Fund will invest primarily, and other Funds may invest from time to time, in foreign securities. Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the NYSE. The values of any such securities are determined as of such times for purposes of computing the Funds' net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Foreign portfolio securities are valued on the basis of quotations from the primary market in which they trade. The value of foreign securities are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, the security will be valued at fair value as determined in good faith by SAM or BIAM under procedures established by and under general supervision of the Common Stock Trust's Board of Trustees.


INTERNATIONAL FUND

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Forward contracts are valued at the current cost of covering or offsetting such contracts.

PORTFOLIO VALUATION FOR THE FIXED-INCOME FUNDS


For each of the Fixed-Income Funds except the Money Market Fund, securities are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of a Fixed-Income Fund's portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of each Fixed-Income Fund's respective Trust's Board of Trustees.


Like most money market funds, the Money Market Fund values the securities it owns on the basis of amortized cost. The Money Market Fund may use amortized cost valuation as long as the Money Market Trust's Board of Trustees determines that it fairly reflects market value. Amortized cost valuation involves valuing a security at its cost and adding or subtracting, ratably to maturity, any

                                    -- 63 --
discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Money Market Fund maintain a stable $1.00 share price.

The NAV of the Class B shares of each Fund will generally be lower than the NAV of Class A shares of the same Fund because of the higher expenses borne by the Class B shares. The NAVs of the Advisor Classes of a Fund's shares also may differ due to differing allocations of class-specific expenses. The NAVs of the Advisor Classes of each Fund's shares will tend to converge, however, immediately after the payment of dividends.

Call 1-800-463-8794 for 24-hour price information.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS

Each Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993, and is authorized to issue an unlimited number of shares of beneficial interest. The Board of Trustees of each Trust may establish additional series or classes of shares of the Trust without approval of shareholders.

In addition to Class A and Class B shares, each Fund also offers No-Load Class shares through a separate prospectus to investors who purchase shares directly from SAFECO Securities. No-Load Class shares are sold without a front-end sales charge or CDSC and are not subject to Rule 12b-1 fees. Accordingly, the performance of No-Load Class shares will differ from that of Class A or Class B shares. For more information about No-Load Class shares of each Fund, please call 1-800-624-5711.

Each share of a Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the three classes, dividends and liquidation proceeds for each class of shares will likely differ. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

The Trusts do not intend to hold annual meetings of shareholders of the Funds. The Trustees of a Trust will call a special meeting of shareholders of a Fund of that Trust only if required under the Investment Company Act of 1940 ("1940 Act"), in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of a Fund or a class entitled to vote. Separate votes are taken by each class of shares, a Fund, or a Trust if a matter affects only that class of shares, Fund, or Trust, respectively.

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, each Trust Instrument requires that every written obligation of the Trust or a Fund thereof contain a statement that such obligation may be enforced only against the assets of that Trust or Fund and generally provides for indemnification out of property of that Trust or Fund of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

Because the Trusts use a combined Prospectus, it is possible that a Fund might become liable for a misstatement about the series of another Trust contained in this Prospectus. The Boards of Trustees have considered this factor in approving the use of a single combined Prospectus.

SAM is the investment adviser for each Fund under an agreement with each Trust. Under each agreement, SAM is responsible for the overall management of each Trust's and each Fund's business

                                    -- 64 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED) affairs. SAM provides investment research, advice, management and supervision to each Trust and each Fund, and, consistent with each Fund's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by each Fund and implements those decisions. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below. A reduction in the fees paid by a Fund occurs only when that Fund's net assets reach the dollar amounts of the break points and applies only to the assets that fall within the specified range:

       GROWTH, EQUITY AND INCOME FUNDS

NET ASSETS                         ANNUAL FEE
$0 -- $100,000,000                  .75 of 1%
$100,000,001 -- $250,000,000        .65 of 1%
$250,000,001 -- $500,000,000        .55 of 1%
Over $500,000,000                   .45 of 1%


                NORTHWEST FUND

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                  .75 of 1%
$250,000,001 -- $500,000,000        .65 of 1%
$500,000,001 -- $750,000,000        .55 of 1%
Over $750,000,000                   .45 of 1%

           BALANCED AND VALUE FUNDS

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                  .75 of 1%
$250,000,001 -- $500,000,000        .65 of 1%
Over $500,000,000                   .55 of 1%

              INTERNATIONAL FUND

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                 1.10 of 1%
$250,000,001 -- $500,000,000       1.00 of 1%
Over $500,000,000                   .90 of 1%

              SMALL COMPANY FUND

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                  .85 of 1%
$250,000,001 -- $500,000,000        .75 of 1%
Over $500,000,000                   .65 of 1%

                                    -- 65 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

          INTERMEDIATE TREASURY FUND

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                  .55 of 1%
$250,000,001 -- $500,000,000        .45 of 1%
$500,000,001 -- $750,000,000        .35 of 1%
Over $750,000,000                   .25 of 1%

               HIGH-YIELD FUND

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                  .65 of 1%
$250,000,001 -- $500,000,000        .55 of 1%
$500,000,001 -- $750,000,000        .45 of 1%
Over $750,000,000                   .35 of 1%

              MANAGED BOND FUND

NET ASSETS                          ANNUAL FEE
$0 -- $100,000,000                  .50 of 1%
$100,000,001 -- $250,000,000        .40 of 1%
Over $250,000,000                   .35 of 1%

              MONEY MARKET FUND

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                  .50 of 1%
$250,000,001 -- $500,000,000        .40 of 1%
$500,000,001 -- $750,000,000        .30 of 1%
Over $750,000,000                   .25 of 1%

        MUNICIPAL AND CALIFORNIA FUNDS

NET ASSETS                          ANNUAL FEE
$0 -- $100,000,000                  .55 of 1%
$100,000,001 -- $250,000,000        .45 of 1%
$250,000,001 -- $500,000,000        .35 of 1%
Over $500,000,000                   .25 of 1%

               WASHINGTON FUND

NET ASSETS                          ANNUAL FEE
$0 -- $250,000,000                  .65 of 1%
$250,000,001 -- $500,000,000        .55 of 1%
$500,000,001 -- $750,000,000        .45 of 1%
Over $750,000,000                   .35 of 1%

A Trust and each Fund thereof will bear all expenses of their organization, operations and business not specifically assumed by SAM under each Fund's management contract. Such expenses may

                                    -- 66 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED) include, among others, custody and accounting expenses, transfer agency and related expenses, distribution and shareholder servicing expenses, expenses related to preparing, printing and delivering prospectuses and shareholder reports, the expenses of holding shareholders' meetings, legal fees, the compensation of non-interested trustees of the Trusts, brokerage, taxes and extraordinary expenses.

With respect to the International Fund, SAM has a sub-advisory agreement with the Sub-Adviser. The Sub-Adviser is a direct, wholly owned subsidiary of the Bank of Ireland Asset Management Limited and is an indirect, wholly owned subsidiary of Bank of Ireland. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser was established in 1987 and currently manages over $3 billion in assets. Because the Sub-Adviser is doing business from a location within the United States, investors will be able to effect service of legal process within the United States upon the Sub-Adviser, under federal securities laws in United States courts. However, the Sub-Adviser is a foreign organization and maintains a substantial portion of its assets outside the United States. Therefore, the ability of investors to enforce judgments against the Sub-Adviser may be affected by the willingness of foreign courts to enforce judgments of U.S. courts.

Under the agreement, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:

NET ASSETS                         ANNUAL FEE
$0 -- $50,000,000                   .60 of 1%
$50,000,001 -- $100,000,000         .50 of 1%
Over $100,000,000                   .40 of 1%

The parent company of the Sub-Adviser, Bank of Ireland Asset Management Limited, is a direct, wholly owned subsidiary of the Bank of Ireland, which engages in the investment advisory business and is located at 26 Fitzwilliam Place, Dublin, Ireland. The Bank of Ireland is a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services, and is located at Lower Baggot Street, Dublin, Ireland.

The distributor of the Advisor Classes of each Fund's shares under an agreement with each Trust is SAFECO Securities a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

The transfer, dividend disbursement and shareholder servicing agent for the Advisor Classes of each Fund under an agreement with each Trust is SAFECO Services. SAFECO Services receives a fee from each Fund for every shareholder account held in the Fund. SAFECO Services may enter into subcontracts with registered broker-dealers, third-party administrators and other qualified service providers that generally perform shareholder, administrative, and/or accounting services which would otherwise be provided by SAFECO Services. Fees incurred by a Fund for these services will not exceed the transfer agency fee payable to SAFECO Services. Any distribution expenses associated with these arrangements will be borne by SAM.

SAM, SAFECO Securities and SAFECO Services are wholly owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses) and are each located at SAFECO Plaza, Seattle, Washington 98185.

As interpreted by courts and administrative agencies, the Glass-Steagall Act and other applicable laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of each Trust's management, based on the advice of

                                    -- 67 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED) counsel, these laws and regulations do not prohibit such depository institutions from providing services for investment companies. Banks or other depository institutions may be subject to various state laws regarding such services, and may be required to register as dealers pursuant to state law.

DISTRIBUTION PLANS

Each Trust, on behalf of the Advisor Classes of each Fund, has entered into a Distribution Agreement (each an "Agreement") with SAFECO Securities. Each Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to each of the Advisor Classes of each Fund (the "Plans"). Pursuant to the Plans, each Advisor class pays SAFECO Securities a quarterly service fee, at the annual rate of 0.25% of the aggregate average daily net assets of the Advisor class. Class B shares also pay SAFECO Securities a quarterly distribution fee at the annual rate of 0.75% of the aggregate average daily net assets of the Class B shares. Although the Money Market Trust has adopted Plans with respect to the Advisor Classes of the Money Market Fund, the Money Market Trust's Board of Trustees and SAFECO Securities have agreed not to implement the Plans at this time. Thus, the Advisor Classes of the Money Market Fund do not currently pay service or distribution fees to SAFECO Securities under the Money Market Fund Plans. The Money Market Fund Plans will not be implemented unless authorized by the Money Market Trust's Board of Trustees.

Under the Plans, SAFECO Securities will use the service fees primarily to compensate persons selling shares of the Funds for the provision of personal service and/or the maintenance of shareholder accounts. SAFECO Securities will use the distribution fees under the Class B Plan to offset the commissions it pays to broker-dealers, banks or other financial institutions for selling each Fund's Class B shares. In addition, SAFECO Securities will use the distribution fees under the Class B Plan to offset each Fund's marketing costs attributable to the Class B shares, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. SAFECO Securities also may use the distribution fee to pay other costs allocated to SAFECO Securities' distribution activities, including acting as shareholder of record, maintaining account records and other overhead expenses.


SAFECO Securities will receive the proceeds of the initial sales charges paid upon the purchase of Class A shares and the CDSCs paid upon applicable redemptions of Class B shares and may use these proceeds for any of the distribution expenses described above. The amount of sales charges reallowed to broker-dealers, banks or other financial institutions who sell Class A shares will equal the percentage of the amount invested in accordance with the schedule set forth in "Purchasing Advisor Class A Shares" on page 54. SAFECO Securities, out of its own resources, will pay a brokerage commission equal to 4.00% of the amount invested to broker-dealers, banks and other financial institutions who sell Class B shares. Broker-dealers, banks and other financial institutions who sell Class B shares of the Money Market Fund will receive the 4.00% brokerage commission at the time the shareholder exchanges his or her Class B Money Market Fund shares for Class B shares of another Fund.


During the period they are in effect, the Plans and related Agreements obligate the Advisor Classes of the Funds to which they relate to pay service and distribution fees to SAFECO Securities as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if SAFECO Securities' expenses exceed its service or distribution fees for any class, the class will not be obligated to pay more than those fees and, if SAFECO Securities' expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund that has implemented a Rule 12b-1 Plan will pay the service and distribution fees to SAFECO Securities until either the applicable Plan or Agreement is terminated or not renewed.

                                    -- 68 --

PERSONS CONTROLLING CERTAIN FUNDS


At April 2, 1997, SAM, a wholly owned subsidiary of SAFECO Corporation, controlled the International and Balanced Funds. At April 4, 1997 SAM controlled the Value Fund. At April 2, 1997, SAFECO Corporation controlled the Small Company Fund. SAFECO Corporation and SAM have their principal place of business at SAFECO Plaza, Seattle, Washington 98185.


At April 4, 1997, SAFECO Insurance Company of America ("SAFECO Insurance") controlled the Intermediate Treasury and Washington Funds. SAFECO Insurance is a Washington Corporation and a wholly owned subsidiary of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185.

At April 4, 1997, Crown Packaging Corp. Profit Sharing & Pension Plan and Massman Construction Co. Profit Sharing Retirement Trust controlled the Managed Bond Fund. Crown Packaging Corp. Profit Sharing & Pension Plan's address of record is 8514 Eager Road, St. Louis, Mo. 63144. Massman Construction Co. Profit Sharing Retirement Trust's address of record is 8901 Stateline, Kansas City, Mo. 64114.

PERFORMANCE INFORMATION

The yield, total return and average annual total return of each class of a Fund may be quoted in advertisements. For each Fund except the Money Market Fund, yield is the annualization on a 360-day basis of a class' net income per share over a 30-day period divided by the class' net asset value per share on the last day of the period. The formula for the yield calculation is defined by regulation. Consequently, the rate of actual income distributions paid by the Funds may differ from quoted yield figures. Total return is the total percentage change in an investment in a class of a Fund, assuming the reinvestment of dividend and capital gain distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a class of a Fund, assuming the reinvestment of dividends and capital gain distributions, over a stated period of time. Performance quotations are calculated separately for each class of a Fund. Standardized returns for Class A shares reflect deduction of the Fund's maximum initial sales charge at the time of purchase, and standardized returns for Class B shares reflect deduction of the applicable CDSC imposed on a redemption of shares held for the period. SAM currently anticipates that the U.S. Value Fund's portfolio turnover will not exceed 100%. A Fund's portfolio turnover rate will vary from year to year. A higher portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions and dealer spreads and other costs that a Fund will bear directly.


For the Money Market Fund, yield is the annualization on a 365-day basis of the Fund's net income over a 7-day period. Effective yield is the annualization, on a 365-day basis, of the Money Market Fund's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

From time to time, a Fund may advertise rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G., CDA Investment Technologies, Lipper Analytical Services, Inc., and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE, and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. Each Fund may also compare its performance to the performance of relevant indices.

Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. Except for the Money Market Fund, the yield and share price of each class of a Fund will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

                                    -- 69 --

FUND DISTRIBUTIONS AND HOW THEY ARE TAXED

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fixed-Income Funds declare dividends on each business day and pay them on the last business day of each month; the Equity, Income, Balanced and Value Funds declare and pay dividends on the last business day of each calendar quarter; and the Growth, Northwest, International, and Small Company Funds declare and pay dividends annually. Each Fund declares dividends from net investment income (which includes accrued dividends and interest, earned discount, and other income earned on portfolio securities less expenses). Shares of each Fund become entitled to receive dividends on the next business day after they are purchased for your account. If you request redemption of all your shares at any time during a month, you will receive all declared dividends through the date of redemption, together with the proceeds of the redemption.

Dividends and other distributions paid by a Fund on each class of its shares are calculated at the same time in the same manner. However, except for the Money Market Fund, because of the higher Rule 12b-1 service and distribution fees associated with Class B shares, the dividends paid by a Fund on its Class B shares will be lower than those paid on its Class A shares.

Your dividends and other distributions are reinvested in additional shares of the distributing Fund at net asset value per share, generally determined as of the close of business on the ex-distribution date, unless you elect in writing to receive dividends and/or other distributions in cash and that election is provided to SAFECO Services at the address on the Prospectus cover. The election remains in effect until revoked by written notice to SAFECO Services. For retirement accounts, all dividends and other distributions declared by a Fund must be invested in additional shares of that Fund.

States generally treat the pass-through of interest earned on U.S. Treasury securities and other direct obligations of the U.S. Government as tax-free income in the calculation of their state income tax. This treatment may be dependent upon the maintenance of certain percentages of fund ownership in these securities. The Intermediate Treasury Fund will invest primarily in these securities while the other Funds may occasionally invest a portion of their portfolios in these securities.

Please remember that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent it distributes its net investment income and realized capital gains to its shareholders. Each Fund will inform you as to the amount and nature of dividends and other distributions to your account. Dividends and other distributions declared in December, but received by shareholders in January, are taxable to shareholders in the year in which declared.

When you sell (redeem) shares, it may result in a taxable gain or loss. This depends upon whether you receive more or less than your adjusted basis for the shares (which normally takes into account any initial sales charge paid on Class A shares). An exchange of any Fund's shares for shares of another Fund generally will have similar tax consequences.


Special rules apply when you dispose of Class A shares of a Fund (except the Money Market Fund) through a redemption or exchange within 60 days after your purchase thereof and subsequently reacquire Class A shares of the same Fund or acquire Class A shares of another Fund without paying a sales charge due to the exchange privilege or reinstatement privilege. See "How to Purchase Shares -- Reinstatement Privilege" on page 56 and "How to Exchange Shares from One Fund to Another" on page 61 for more information. In these cases, any gain on the disposition of the original


                                    -- 70 --

Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when you acquired those shares, and that amount will increase the basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund (whether pursuant to the reinstatement privilege or otherwise) within thirty days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or part of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL CONSIDERATIONS FOR THE TAX-EXEMPT INCOME FUNDS

TAXES

Each Tax-Exempt Income Fund intends to continue to qualify for favorable tax treatment as a "regulated investment company" under the Internal Revenue Code ("Code") so as to be able to pay dividends that are exempt from federal personal income taxes. The portion of dividends representing net short-term capital gains, however, is not exempt and will be treated as taxable dividends for federal income tax purposes. In addition, income which is derived from purchasing certain bonds below their issued price after April 30, 1993, will be treated as ordinary income for federal income tax purposes.

A portion of a Tax-Exempt Income Fund's assets may from time to time be temporarily invested in fixed-income obligations, the interest on which when distributed to the Fund's shareholders will be subject to federal income taxes. As a matter of non-fundamental investment policy, the Tax-Exempt Income Funds will not purchase so-called "non-essential or private activity" bonds, the interest on which would constitute a preference item for shareholders in determining their alternative minimum tax.

The excess of net long-term capital gains realized by a Tax-Exempt Income Fund over net short-term capital loss on portfolio transactions does not necessarily result in exemption under other federal, state or local income taxes. Shareholders of each Tax-Exempt Income Fund should bear in mind that they may be subject to other taxes.

If a shareholder buys shares of a Tax-Exempt Income Fund and sells them at a loss within six months, such loss for federal income tax purposes will be disallowed to the extent of the tax-exempt interest component of dividends received during such six-month period.

If a shareholder buys shares of a Tax-Exempt Income Fund and sells them at a loss within six months, to the extent not disallowed in the previous paragraph and to the extent of any long-term capital gains distributions, the loss will be treated as a long-term capital loss for federal income tax purposes.

Individuals who receive Social Security benefits must use the amount of income dividends received from each of the Tax-Exempt Income Funds in determining the amount of any federal income tax due on such benefits.

Under the Code, the tax effect on individuals of receiving dividends from any of the Tax-Exempt Income Funds is substantially different from the tax effect on other types of shareholders.

CALIFORNIA FUND


The California Fund intends to pay dividends that are exempt from California State personal income taxes. This would not include taxable interest paid on temporary investments, if any. Generally, the tax treatment of capital gains under California law is the same as under federal law, but such gains are taxed at the same rates as ordinary income. Capital gains distributions paid by the California Fund are treated as long-term capital gains under California law regardless of how long the shares have been held. Redemptions and exchanges of the California Fund may result in a capital gain or loss for California income tax purposes.


                                    -- 71 --

Under California law, the dividend income from California municipal bonds is exempt from the Calfornia personal income tax applicable to individual shareholders but is fully taxable for purposes of the California franchise tax applicable to most corporate shareholders.


Shares of the California Fund will not be subject to the California property tax.

WASHINGTON FUND


Currently the State of Washington has no state personal income tax. Should Washington State enact a personal income tax, there can be no assurance that income from the Washington Fund's portfolio securities which is distributed to shareholders would be exempt from such a tax.


TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service.

Retirement plan distributions may be subject to federal income tax withholding. However, you may elect not to have any distributions withheld by checking the appropriate box on the Redemption Request form or by instructing SAFECO Services in writing at the address on the Prospectus cover.

If the International Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.


The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; see the Trusts' Statements of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.


TAX-DEFERRED RETIREMENT PLANS

SAFECO Services offers a variety of tax-deferred retirement plans for individuals, businesses and nonprofit organizations. An account may be established under one of the following plans which allow you to defer investment income from federal income tax while you save for retirement. Many of the Funds (other than the Tax-Exempt Income Funds) may be used as investment vehicles for these plans.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs are tax-deferred retirement accounts for anyone under age 70 1/2 with earned income. The maximum annual contribution generally is $2,000 per person ($4,000 for you and a non-working spouse). Under certain circumstances your contribution will be deductible for income tax purposes. An annual custodial fee will be charged for any part of a calendar year in which you have an IRA investment in a Fund.


SIMPLIFIED EMPLOYEE PENSION IRAS (SEP-IRAS). SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to $22,500 may be made to SEP-IRA accounts; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as regular IRAs.


403(b) PLANS. 403(b) plans are retirement plans for tax-exempt organizations and school systems to which employers and employees both may contribute. Minimum investment amounts are negotiable.

                                    -- 72 --

401(k) PLANS. 401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. SAFECO Services offers a low-cost administration package that includes a prototype plan, record keeping, testing and employee communications. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS. Each plan allows corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. SAFECO Services offers an administration package for these plans. Minimum investment amounts are negotiable.


For information about the above accounts and plans, please contact your investment professional, or call 1-800-278-1985. For a description of federal income tax withholding on distributions from these accounts and plans, see "Fund Distributions and How They Are Taxed -- Tax Withholding Information" on page 72.


ACCOUNT STATEMENTS

Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. Confirmation statements will be sent to you after each transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.

ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS

Changes to your account registration or the services you have selected must be in writing and signed by the number of owners specified on your account application as having authority to make these changes. Send written changes to the broker-dealer, bank or other financial institution where your account is maintained. (Changes made to accounts maintained at SAFECO Services should be sent to the address on the Prospectus cover.) Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made by telephone request if you have previously selected single signature authorization for your account.

You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners has important implications. For example, one owner of a joint tenant account can redeem money without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services or the financial institution where your account is maintained.

The broker-dealer, bank or financial institution where your account is maintained or SAFECO Services may require a signature guarantee for a signature that cannot be verified by comparison to the signature(s) on your account application. A signature guarantee may be obtained from most financial institutions including banks, savings and loans and broker-dealers.

                                    -- 73 --

DESCRIPTION OF STOCKS, BONDS AND CONVERTIBLE SECURITIES

COMMON STOCKS represent equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Smaller companies are especially sensitive to these factors.

PREFERRED STOCKS are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

BONDS AND OTHER DEBT SECURITIES are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

CONVERTIBLE SECURITIES are debt or preferred stock which are convertible into or exchangeable for common stock. The value of convertible corporate bonds will normally vary inversely with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock.

RATINGS SUPPLEMENT

Ratings by Moody's and S&P represent their respective opinions as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S. Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations.

S&P. Issues rated A-1 are the highest category, indicating that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.Issues designated A-2 have a satisfactory capacity for timely payment, however, the relative degree of safety is not as high as for issues designated "A-1." Issues designated as A-3 have an adequate capacity for timely payment.

DESCRIPTION OF DEBT RATINGS

Excerpts from Moody's descriptions of its ratings:

Investment Grade:


Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                                    -- 74 --

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's descriptions of its ratings:

Investment Grade:

AAA -- Debt which is rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA -- Debt which is rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.



A -- Debt which is rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


                                    -- 75 --

Below Investment Grade:


BB, B, CCC, CC, C -- Debt which is rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.



C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.



D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DEBT SECURITIES HOLDINGS


THE EQUITY FUND DID NOT HOLD ANY CONVERTIBLE DEBT SECURITIES DURING THE FISCAL YEAR ENDED DECEMBER 31, 1996.


INCOME FUND


The weighted average ratings of all debt securities held by the Income Fund, expressed as a percentage of total investments held during the fiscal period ended December 31, 1996, were as follows:



MOODY'S                                     %      S&P                                         %
--------------------------------------  ---------  --------------------------------------  ---------
                                          INVESTMENT GRADE
Aaa                                             0% AAA                                             0%
Aa                                              0% AA                                              0%
A                                               5% A                                               3%
Baa                                             1% BBB                                             3%

                                       BELOW INVESTMENT GRADE
Ba                                              5% BB                                              2%
B                                               3% B                                               3%
Caa                                             0% CCC                                             0%
Ca                                              0% CC                                              0%
C                                               0% C                                               0%
                                                   D                                               0%
Not Rated, but determined to be                    Not Rated, but determined to be
  investment grade                              0%   investment grade                              0%
Not Rated, but determined to be below              Not Rated, but determined to be below
  investment grade                              0%   investment grade                              3%


                                    -- 76 --

HIGH-YIELD FUND


The weighted average ratings of all fixed-income securities, expressed as a percentage of total investments held by the High-Yield Bond during the fiscal period ended December 31, 1996, were as follows:



MOODY'S                                     %      S&P                                         %
--------------------------------------  ---------  --------------------------------------  ---------
                                          INVESTMENT GRADE
Aaa                                             0% AAA                                             0%
Aa                                              0% AA                                              0%
A                                               0% A                                               0%
Baa                                             0% BBB                                             0%

                                       BELOW INVESTMENT GRADE
Ba                                             20% BB                                             28%
B                                              72% B                                              64%
Caa                                             1% CCC                                             1%
Ca                                              0% CC                                              0%
C                                               0% C                                               0%
                                                   D                                               0%
Not Rated, but determined to be                    Not Rated, but determined to be
  investment grade                              1%   investment grade                              1%
Not Rated, but determined to be below              Not Rated, but determined to be below
  investment grade                              0%   investment grade                              0%


                                    -- 77 --

SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL

  SAFECO Money Market Fund

BOND INCOME

  SAFECO Intermediate-Term U.S. Treasury Fund

  SAFECO High-Yield Bond Fund

  SAFECO Managed Bond Fund

TAX-FREE BOND INCOME

  SAFECO Municipal Bond Fund

  SAFECO California Tax-Free Income Fund

  SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME WITH LONG-TERM GROWTH

  SAFECO Income Fund

LONG-TERM GROWTH

  SAFECO Growth Fund

  SAFECO Equity Fund

  SAFECO Northwest Fund

  SAFECO International Stock Fund

  SAFECO Balanced Fund

  SAFECO Small Company Stock Fund

  SAFECO U.S. Value Fund

FOR MORE COMPLETE INFORMATION ON ADVISOR CLASS SHARES OF ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL.

TELEPHONE NUMBERS:

DEALER SERVICES

  Nationwide: (800) 528-6501

  Seattle: (206) 545-6409

LITERATURE ORDER:

  Nationwide: (800) 463-8792

  Seattle: (206) 545-6227

SHAREHOLDER SERVICES/TELEPHONE EXCHANGE:

  MONDAY THROUGH FRIDAY,

  6:00 A.M. TO 5:00 P.M. PACIFIC TIME

  NATIONWIDE: (800) 463-8791

  SEATTLE: (206) 545-6283

24-HOUR PRICE AND PERFORMANCE INFORMATION

  Nationwide: (800) 463-8794

  Seattle: (206) 545-6295

      MAILING ADDRESS:

      SAFECO MUTUAL FUNDS

      Advisor Class Shares

      P.O. Box 34890

      Seattle, WA 98124-1890

      EXPRESS/OVERNIGHT MAIL:

      SAFECO Mutual Funds

      Advisor Class Shares

      4333 Brooklyn Avenue N.E.

      Seattle, WA 98105

      DISTRIBUTOR:

      SAFECO Securities, Inc.

PROSPECTUS

April 30, 1997

SAFECO GROWTH FUND

SAFECO EQUITY FUND

SAFECO INCOME FUND

SAFECO NORTHWEST FUND

SAFECO INTERNATIONAL STOCK FUND

SAFECO BALANCED FUND

SAFECO SMALL COMPANY STOCK FUND

SAFECO U.S. VALUE FUND

SAFECO INTERMEDIATE-TERM

      U.S. TREASURY FUND

SAFECO HIGH-YIELD BOND FUND

SAFECO MANAGED BOND FUND

SAFECO MUNICIPAL BOND FUND

SAFECO CALIFORNIA TAX-FREE INCOME FUND

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

SAFECO MONEY MARKET FUND

  ADVISOR CLASS A

  ADVISOR CLASS B


                                                    GMF 4111 4/97

   [LOGO]
                                       Printed on Recycled Paper.
      -Registered Trademark- Registered trademark of SAFECO Corporation



NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY TRUST, ANY FUND, OR BY SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY ANY TRUST, ANY FUND, OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.

                              SAFECO COMMON STOCK TRUST:
                                  SAFECO GROWTH FUND
                                  SAFECO EQUITY FUND
                                  SAFECO INCOME FUND
                                SAFECO NORTHWEST FUND
                           SAFECO INTERNATIONAL STOCK FUND
                                 SAFECO BALANCED FUND
                           SAFECO SMALL COMPANY STOCK FUND
                                SAFECO U.S. VALUE FUND

                                   ADVISOR CLASS A
                                   ADVISOR CLASS B

                         Statement of Additional Information

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Funds. A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, Advisor Class Shares, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE: 1-800-463-8791.


The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is April 30, 1997.


The date of this Statement of Additional Information is April 30, 1997.

________________________________________________________________________________
                                  TABLE OF CONTENTS


OVERVIEW OF INVESTMENT POLICIES.............................................. 1
INVESTMENT POLICIES OF THE GROWTH FUND....................................... 1
INVESTMENT POLICIES OF THE EQUITY FUND....................................... 5
INVESTMENT POLICIES OF THE INCOME FUND....................................... 8
INVESTMENT POLICIES OF THE NORTHWEST FUND....................................11
INVESTMENT POLICIES OF THE BALANCED FUND.....................................15
INVESTMENT POLICIES OF THE INTERNATIONAL FUND................................18
INVESTMENT POLICIES OF THE SMALL COMPANY FUND................................20
INVESTMENT POLICIES OF THE U.S. VALUE FUND...................................23
ADDITIONAL INVESTMENT INFORMATION............................................ 8
SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS................................39
SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS.................................................................40
PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS......................................42
ADDITIONAL TAX INFORMATION...................................................42
CONVERSION OF ADVISOR CLASS B SHARES.........................................44
ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER
SHARE........................................................................44
ADDITIONAL PERFORMANCE INFORMATION...........................................45
TRUSTEES AND OFFICERS........................................................50
INVESTMENT ADVISORY AND OTHER SERVICES.......................................53
BROKERAGE PRACTICES..........................................................60
REDEMPTION IN KIND...........................................................
FINANCIAL STATEMENTS.........................................................
DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS..................

OVERVIEW OF INVESTMENT POLICIES

SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund"), SAFECO Small Company Stock Fund ("Small Company Fund") and SAFECO U.S. Value Fund ("Value Fund") (collectively, the "Funds") are each a series of the SAFECO Common Stock Trust ("Trust"). The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. Government securities or bonds) a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined by the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

Non-fundamental policies may be changed  without shareholder approval.

INVESTMENT POLICIES OF THE GROWTH FUND

FUNDAMENTAL INVESTMENT POLICIES

The Growth Fund has adopted the following fundamental investment policies. The Growth Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Growth Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Growth Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than 3 years of continuous operation, including in such 3 years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Growth Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual proprietorship, if such purchase at the time thereof would cause more than 5% of the Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Growth Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase by the Growth Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Growth Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Growth Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Growth Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer any of whose officers, directors or security holders is an officer or director of the Growth Fund, if or so long as the officers or trustees of the Growth Fund, together, own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Such purchases in the open market will be limited to not more than 5% of the value of the Growth Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

13. Act as underwriter of securities issued by any other person, firm or corporation; however, the Growth Fund may be deemed to be a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933, as amended ("1933 Act"), in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts in the ordinary course of business, but this policy shall not be construed as preventing the Growth Fund from acquiring real estate, commodities, commodity contracts or futures contracts through liquidating distributions as a result of the ownership of securities.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Growth Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300% the Growth Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

17. Act as a distributor of securities of which the Growth Fund is the issuer, except through an underwriter (who may be designated as "distributor"), who may act as principal or be an agent of the Growth Fund and may not be obligated to the Growth Fund to sell or take any specific amount of securities.

18. Purchase foreign securities only if (a) such securities are listed on a national securities exchange, and (b) such purchase, at the time thereof, would not cause more than 10% of the total assets of the Growth Fund (taken at market value) to be invested in foreign securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Growth Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Growth Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.  The Growth Fund will not issue long-term debt securities.

3. The Growth Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Growth Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Growth Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

6. The Growth Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

7. Although the Growth Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to ten percent (10%) of its net assets in order to comply with state law.

8. The Growth Fund will invest no more than five percent (5%) of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

9. The Growth Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument that SAFECO Asset Management Company ("SAM") deems appropriate.

10. The Growth Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than two percent (2%) of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

11. The Growth Fund may invest up to 10% of its total assets in contingent value rights.

12. The Growth Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Growth Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

14. The Growth Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

INVESTMENT POLICIES OF THE EQUITY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Equity Fund has adopted the following fundamental investment policies. The Equity Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies and instrumentalities) if as a result more than 5% of the value of the Equity Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of the outstanding voting securities of such issuer to be held by the Equity Fund.

3. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and where the Equity Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

4. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 25% of the Equity Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

5. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with the Equity Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements; provided, however, that the Equity Fund shall not invest more than 10% of its total assets in qualified repurchase agreements or through qualified loan agreements.

6. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Equity Fund from commercial banks for temporary or emergency purposes and not for investment purposes. The Equity Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

7. Purchase shares of registered investment companies other than real estate investment trusts.

8. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Equity Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be an underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

9. Purchase or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts. This limitation is intended to include ownership of real estate through limited partnerships.

10. Purchase any security for the purpose of acquiring or exercising control or management of the issuer.

11. Purchase puts, calls, straddles, spreads or any combination thereof; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

12. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Equity Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Equity Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%; for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Equity Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Equity Fund will not participate on a joint or joint and several basis in any trading account in securities, except that the Equity Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the Fund's investment adviser or the investment adviser's parent company and any subsidiary thereof.

2. The Equity Fund will not purchase securities of any issuer which with its predecessors has been in operation less than three years, if such purchase would cause more than 5% of the Equity Fund's total assets to be invested in such issuers.

3. The Equity Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

4. The Equity Fund will not purchase securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

5. The Equity Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Equity Fund will not pledge, mortgage, or hypothecate its portfolio securities to the extent that, at any time, the percentage of pledged securities at market value will exceed 10% of its net assets.

7. The Equity Fund will invest no more than 5% of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

8. The Equity Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, repurchase agreements (subject to the non-fundamental policy limitations in section 7) or any other short-term instrument SAM deems appropriate.

9. The Equity Fund may invest up to 5% of net assets in warrants purchased at the lower of market or cost, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

10. The Equity Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

11. The Equity Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

12. The Equity Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

13. The Equity Fund may purchase foreign securities, provided that such purchase at the time thereof would not cause more than ten percent (10%) of the total assets of the Equity Fund taken at market value to be invested in foreign securities.

14. The Equity Fund will not purchase or retain for its portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or trustees of the Fund or its investment adviser (who individually own more than 0.5% of the outstanding securities of such issuer), together own more than 5% of such issuer's outstanding securities.

INVESTMENT POLICIES OF THE INCOME FUND

FUNDAMENTAL POLICIES

The Income Fund has adopted the following fundamental investment policies. The Income Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Income Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than three years of continuous operation (including in such three years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Income Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership, or individual proprietorship), if such purchase at the time thereof would cause more than 5% of the Income Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries; in no event shall the Income Fund invest more than 25% of its assets in any one industry.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Income Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Income Fund, whether or not the purchase was made upon the original issue of the securities, shall not be considered as a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Income Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer, any of whose officers, directors or security holders is an officer or Trustee of the Income Fund, if or so long as the officers or directors of the Income Fund together own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except where such purchase, although not made in the open market, is part of a plan of merger or consolidation. Such purchases in the open market shall be limited to not more than five percent (5%) of the value of the Income Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets.

13. Underwrite securities issued by any other person, firm or corporation; however the Income Fund may be deemed a statutory underwriter as that term is defined in the 1940 Act and the 1933 Act in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate, (except real estate investment trusts) commodities, commodity contracts or futures contracts.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16. Purchase foreign securities, unless (a) such securities are listed on a national securities exchange, and (b) such purchase at the time thereof would not cause more than 10% of the total assets of the Income Fund (taken at market value) to be invested in foreign securities.

17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Income Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Income Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Income Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Income Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.  The Income Fund will not issue long-term debt securities.

3. Although the Income Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to 10% of its net assets.

4. The Income Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

5. The Income Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Income Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

7. The Income Fund will not invest in securities with unlimited liability, E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Income Fund will invest no more than 5% of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

9. The Income Fund will invest primarily in common stock and may also invest in convertible and non-convertible bonds and preferred stock.

10. The Income Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument SAM deems appropriate.

11. The Income Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

12. The Income Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Income Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

INVESTMENT POLICIES OF THE NORTHWEST FUND

FUNDAMENTAL POLICIES

The Northwest Fund has adopted the following fundamental investment policies. The Northwest Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase the securities of any issuer if, as a result, more than 10% of any class of securities of such issuer will be owned by the Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Concentrate its investments in particular industries (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or invest 25% or more of the Fund's total assets in any one industry (governmental issues of securities are not considered part of one industry).

5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

6.  Make short sales (sales of securities not presently owned).

7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Northwest Fund's investment objective, policies and restrictions or through the purchase of qualified repurchase agreements.

8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Northwest Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 20% of the value of the Fund's total assets at the time of borrowing. The Northwest Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

9. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by section 7 above, the Northwest Fund may pledge securities having a market value at the time of pledge not exceeding 10% of the Fund's total assets.

10. Purchase or retain for its portfolio the securities of any issuer, if, to the Northwest Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such an issuer, together own more than 5% of such outstanding securities.

11. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Northwest Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

12. Purchase or sell real estate, except real estate investment trusts.

13. Purchase or sell commodities, commodity contracts or futures contracts.

14. Participate, on a joint or joint-and-several basis, in any trading account in securities, except that the Northwest Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Northwest Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Northwest Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

16. Purchase from, or sell portfolio securities to, any officer or director, the Northwest Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof, provided, however, that this prohibition shall not prohibit the Northwest Fund from purchasing with the $5,000,000 raised through the sale of 500,000 shares of common stock to SAFECO Insurance Company of America, portfolio securities from subsidiaries of SAFECO Corporation prior to its effective date.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Northwest Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Northwest Fund will not buy or sell foreign exchange, except as may be necessary to invest the proceeds of the sale of foreign securities in the Fund's portfolio in U.S. dollars.

2.  The Northwest Fund will not issue long-term debt securities.

3. The Northwest Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Northwest Fund will not invest in oil, gas or other mineral exploration or development programs.

5. The Northwest Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

6. The Northwest Fund will not invest more than 5% of its total assets in securities of companies (including predecessor companies) having a record of less than 3 years of continuous operation.

7. The Northwest Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Northwest Fund will not invest more than 10% of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than 7 days.

9. The Northwest Fund will not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than 10% of its total assets in shares of other investment companies nor invest more than 5% of its total assets in a single investment company.

10. The Northwest Fund may invest in shares of common stock selected primarily for potential appreciation.

11. The Northwest Fund may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Fund.

12. The Northwest Fund may invest up to 5% of its net assets in warrants, but shall limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

13. The Northwest Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in section 9 above), repurchase agreements (subject to the limitations set forth in section 8 above) or any other short-term instrument that SAM deems appropriate.

14. The Northwest Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

15. The Northwest Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

16. The Northwest Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than 10% of the total assets of the Northwest Fund (at market value) to be invested in foreign securities.

INVESTMENT POLICIES OF THE BALANCED FUND

FUNDAMENTAL POLICIES

The Balanced Fund has adopted the following fundamental investment policies. The Balanced Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Balanced Fund's total assets would be invested in the securities of such issuer or the Balanced Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Balanced Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Balanced Fund may be deemed an underwriter under federal securities laws;

4.  Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Balanced Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Balanced Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.  Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Balanced Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Balanced Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The Balanced Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The Balanced Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The Balanced Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Balanced Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The Balanced Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market ("Nasdaq") if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The Balanced Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The Balanced Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The Balanced Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The Balanced Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The Balanced Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

12. The Balanced Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

13. The Balanced Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

14. The Balanced Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Balanced Fund will not purchase or sell commodities or commodity contracts.

INVESTMENT POLICIES OF THE INTERNATIONAL FUND

FUNDAMENTAL POLICIES

The International Fund has adopted the following fundamental investment policies. The International Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the International Fund's total assets would be invested in the securities of such issuer or the International Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the International Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the International Fund may be deemed an underwriter under federal securities laws;

4.  Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the International Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the International Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.  Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the International Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The International Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The International Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The International Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The International Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The International Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The International Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The International Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The International Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The International Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The International Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The International Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

12. The International Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

13. The International Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

INVESTMENT POLICIES OF THE SMALL COMPANY FUND

FUNDAMENTAL POLICIES

The Small Company Fund has adopted the following fundamental investment policies. The Small Company Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Fund's total assets would be invested in the securities of such issuer or the Small Company Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Fund may be deemed an underwriter under federal securities laws;

4.  Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.  Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Small Company Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

1. The Small Company Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

2. The Small Company Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

3. The Small Company Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

4. The Small Company Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

5. The Small Company Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

6. The Small Company Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

7. The Small Company Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

8. The Small Company Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

9. The Small Company Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

10. The Small Company Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

11. The Small Company Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

12. The Small Company Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

13. The Small Company Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

14. The Small Company Fund will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Small Company Fund will not purchase or sell commodities or commodity contracts.

Fundamental Policies

U.S. Value Fund will not:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the U.S. Value Fund's total assets would be invested in the securities of such issuer of the U.S. Value Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the U.S. Value Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the U.S. Value Fund may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;


5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the U.S. Value Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;


6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the U.S. Value Fund may purchase financial futures contracts and options and options on financial futures contracts;


7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The U.S. Value Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies;

2. The U.S. Value Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

3. The U.S. Value Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

4. The U.S. Value Fund will not invest in oil, gas or other mineral exploration, development programs or leases;

5. The U.S. Value Fund will not invest more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to the 5% limit;

6. The U.S. Value Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets;

7. The U.S. Value Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

8. The U.S. Value Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The U.S. Value Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

10. The U.S. Value Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;

11. The U.S. Value Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;

12. The U.S. Value Fund may invest in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees;

13. The U.S. Value Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

14. The U.S. Value Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The U.S. Value Fund will not purchase or sell commodities or commodity contracts.

ADDITIONAL INVESTMENT INFORMATION

Each Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

    Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the

    Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

2. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

    Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

    A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

3. REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund and the seller agree at the time of sale to the repurchase of a security at a mutually agreed upon time and place. The period of maturity is usually quite short, possibly overnight or a few days. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time a Fund's money is invested in the security (which is not related to the coupon rate of the purchased security). Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized. A Fund will take possession of the securities underlying the repurchase agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, a Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom a Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, a Fund's ability to realize the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counter parties may be less creditworthy than U.S. counterparties.

4. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

         a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies , Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

         b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC"). The Growth Fund's investments in CDs issued by FDIC-insured banks or savings and loans having less than $1 billion in assets will be limited in to amount the statutory insurance coverage provided by FDIC.

5. CONTINGENT VALUE RIGHTS. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

6. REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income.

    REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

7. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. The Funds do not intend to purchase illiquid securities, but the market for some securities may become illiquid following purchase by the Fund. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

8. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

9. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

10. SOVEREIGN DEBT OBLIGATIONS. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

11. INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

    The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

12. PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"). PFICs may include funds or trusts organized as investment vehicles to invest in companies of certain foreign countries. Investors in a PFIC bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" for more information.

13. SHORT SALES AGAINST THE BOX. A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). Funds engaging in short sales against the box will incur transaction costs.


14. OPTIONS ON EQUITY SECURITIES. (International Fund only.) The International Fund may purchase and write (i.e., sell) put and call options on equity securities. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for European-style options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.


    The Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: the Fund has an immediate right to acquire that security (i) without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), or (ii) upon the Fund's conversion or exchange of other securities held in its portfolio, or (iii) the Fund holds a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

    The Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price, or (ii) the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

    The Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs)for which the put may be sold.

    The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

    If the Fund, as a writer of an option, wishes to terminate the obligation, it may effect a "closing purchase transaction " by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction," I.E., selling an option of the same series as the option previously purchased. The Fund may effect closing sale and purchase transactions. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guaranty that closing purchase or closing sale transactions can be effected.

    The Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell underlying security until the option expires or it delivers the underlying security upon exercise.

    Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange,
    (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume, or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.


15. OPTIONS ON STOCK INDICES. (International Fund only.) The International Fund may purchase and sell (I.E., write) put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in particular industry or segment of the market) rather than price movements in individual stocks.


    The Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When the Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities " (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security " is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.

    When the Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

    If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if: the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

    The Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts, or (ii) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash,

    Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

    The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. The Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

    The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund generally will purchase or write options only on stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

    Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.
    It is not certain that this market will develop in all index options contracts. The Fund will not purchase or sell any index option contract unless and until Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser"), the Fund's sub-investment adviser, believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

    Price movements in the Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

    When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

    There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


16. OPTIONS ON DEBT SECURITIES. (International Fund only.) The Fund may purchase and write (i.e., sell) put and call options on debt securities. Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.


    The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities as described above, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Sub-Adviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

    The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

    The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities."

    The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.


    If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, dealer options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the dealer option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the dealer option. While the Fund will seek to enter into dealer options only with dealers who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased dealer options and the assets used as "cover" for written dealer options are illiquid securities.
    However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written dealer options may be considered liquid provided that the Fund sells dealer options only to qualified dealers who agree that the Fund may repurchase any dealer option its writes for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


    The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

17. OPTIONS ON FOREIGN CURRENCIES. (International Fund only.) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

    The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though their foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

    If, on the other hand, the Sub-Adviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

    The Fund's successful use of options on foreign currencies depends upon the Sub-Adviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally.
    For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

    The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not their market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market.
    There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

18. STOCK INDEX FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

    The Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. The Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

    The Fund's successful use of stock index futures contracts depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

    Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

19. INTEREST RATE FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

    The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

    The Fund's successful use of interest rate futures contracts depends upon the Sub-Adviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

20. FOREIGN CURRENCY FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. An European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

    The use of these futures contracts is subject to risks similar to those involved in the use of options of foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Adviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

21. OPTIONS ON FUTURES CONTRACTS. (International Fund only.) The Fund may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, an exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund intends to utilize options on futures contracts for the same purposes that it intends to use the underlying futures contracts.

    Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercise against the Fund.

22. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. (International Fund only.) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

    Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

    The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

    It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

    If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities.
    It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

Below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.


SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

FOREIGN SECURITIES

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Many of the securities held by a Fund will not be registered under, nor will the issuers thereof be subject to the reporting requirements of, U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

CURRENCY EXCHANGE RATES

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including, but not limited to, actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund will invest will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain foreign currency losses exceed other investment company taxable income (as defined below under "Additional Tax Information") during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his International Fund shares.

HEDGING TRANSACTIONS (INTERNATIONAL FUND ONLY)

Hedging transactions cannot eliminate all risks of loss to the International Fund and may prevent the Fund from realizing some potential gains. The projection of short-term foreign currency and market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions".

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.


To help reduce certain risks associated with hedging transactions, the Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on the behalf of the Fund as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

(i) The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

(ii) The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

(iii) The Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.


PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS


At April 2, 1997 SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Northwest Fund which represented 16% of the Fund's outstanding shares. At April 2, 1997, SAM owned 500,000 shares of each of the Balanced Fund and International Fund, which represented 54% of the Balanced Fund's, and 45% of the International Fund's outstanding shares. At April 2, 1997, SAFECO Corporation owned 500,000 shares of the Small Company Fund which represented 42% of the Fund's outstanding shares. At April 2, 1997, SAM owned 500,000 shares of the Value Fund, which represented 100% of the Fund's outstanding Shares. SAFECO Insurance and SAM are Washington corporations and wholly owned subsidiaries of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185. Principal shareholders of a Fund may control the outcome of a shareholder vote.


ADDITIONAL TAX INFORMATION

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Fund will be subject to a nondeductible 4% excise tax (by election) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election) of that year, plus certain other amounts.

Each Fund is treated as a separate corporation for federal income tax purposes.

The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how
long you have held the shares of the Fund.   Distributions of net short-term
capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

The International Fund, may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of any such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

The International Fund and any other Fund that invests in foreign securities may be required to pay withholding or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding would generally be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders, but will be included in shareholders taxable income. However, the Fund intends to make an election which will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund.

Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

If the International Fund's dividends exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of your shares resulting in a higher reported capital gains or a lower reported capital loss when you sell your shares.

These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.

CONVERSION OF ADVISOR CLASS B SHARES

Advisor Class B shares of a Fund will automatically convert to Advisor Class A shares of that Fund, based on the relative net asset values per share ("NAVs") of the Classes, within the first month following the sixth anniversary of the shareholder's purchase of such Advisor Class B shares . For the purpose of calculating the holding period required for conversion of Advisor Class B shares of each Fund except the Money Market Fund, the date of purchase shall mean
(1) the date on which such Advisor Class B shares were purchased or (2) for Advisor Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Advisor Class B shares were purchased. For the purpose of calculating the holding period required for conversion of Advisor Class B shares of the Money Market Fund, the date of purchase shall mean the date on which those shares were first exchanged for Advisor Class B shares of
any other SAFECO Fund.   Holders of Class B shares of the SAFECO Advisor Series
Trust ("Advisor Series Shares") who invest in Advisor Class B Shares of a Fund may calculate the holding period from the date of the purchase of the Advisor Series Shares. For purposes of conversion to Advisor Class A shares, Advisor Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Advisor Class B shares will be held in a separate sub-account; each time any Advisor Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Advisor Class A shares, a pro rata portion of the Advisor Class B shares in the sub-account will also convert to Advisor Class A shares. The portion will be determined by the ratio that the shareholder's Advisor Class B shares converting to Advisor Class A shares bears to the shareholder's total Advisor Class B shares not acquired through dividends and other distributions.

ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

Each Fund determines its NAV by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAVs of the Advisor classes of each Fund are calculated as of the close of regular trading on the New York Stock Exchange ("Exchange", normally 1:00 p.m. Pacific Time, every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.

Short-term debt securities held by each Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61st day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing the International Fund's NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Adviser under procedures established by and under general supervision of the Fund's Board of Trustees.

Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

ADDITIONAL PERFORMANCE INFORMATION


Effective September 30, 1996, all of the then-existing shares of each Fund were redesignated No-Load Class shares and each Fund commenced offering
Advisor Class A and Advisor Class B shares. The performance information that follows reflects (1) the actual performance of the Advisor Classes for the period September 30, 1996 to December 31, 1996, and (2) the performance of the No-Load Class of each Fund, restated to reflect the sales charges but not the Rule 12b-1 fees of the Advisor Classes for the period prior to September 30, 1996. Performance information for the period prior to September 30, 1996, would have been lower if these Rule 12b-1 fees were reflected.


The total returns, expressed as a percentage, for the one-, five-and ten-year periods ended December 31, 1996, for the Growth, Equity and Income Funds would have been as follows:

                          1 Year             5 Years            10 Years
                          ------             -------            --------
                    Advisor   Advisor   Advisor   Advisor   Advisor   Advisor
                    Class A   Class B   Class A   Class B   Class A   Class B
                    -------   -------   -------   -------   -------   -------

Growth Fund          17.37%    17.69%    72.46%    78.27%   271.45%   288.27%

Equity Fund          19.37%    19.68%   135.12%   143.57%   345.38%   365.17%

Income Fund          18.38%    18.67%    91.49%    98.04%   180.95%   193.50%


The total returns, expressed as a percentage, for the one-year, five year and since-inception (70 months) periods ended December 31, 1996, for the Northwest Fund would have been as follows:


                          1 Year              5 Year          Since Initial
                          ------              ------          Effective Date
                                                               (70 Months)
                                                              --------------
                    Advisor   Advisor   Advisor   Advisor   Advisor   Advisor
                    Class A   Class B   Class A   Class B   Class A   Class B
                    -------   -------   -------   -------   -------   -------

Northwest Fund        9.78%     9.71%    49.69%    54.41%    71.98%    78.76%


The total returns, expressed as a percentage, for the eleven month period from inception to December 31, 1996, for the Balanced, International, and Small Company Funds would have been as follows:


                                                11 Month Period from
                                           Inception to December 31, 1996*
                                           -------------------------------
                                           Class A                 Class B
                                           -------                 -------
Balanced Fund                                6.35%                   6.12%
International Fund                           9.01%                   8.91%
Small Company Fund                          19.38%                  19.79%

* Not Annualized.


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five-and ten-year periods ended December 31, 1996, for the Growth, Equity and Income Funds would have been as follows:


                          1 Year             5 Years             10 Years
                          ------             -------             --------
                    Advisor   Advisor   Advisor   Advisor   Advisor   Advisor
                    Class A   Class B   Class A   Class B   Class A   Class B
                    -------   -------   -------   -------   -------   -------

Growth Fund         $11,737   $11,769   $17,246   $17,827   $37,145   $38,827

Equity Fund         $11,937   $11,968   $23,512   $24,357   $44,538   $46,517

Income Fund         $11,838   $11,867   $19,149   $19,804   $28,095   $29,350


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one year, five year and since-inception (70 months) periods ended December 31, 1996, for the Northwest Fund would have been as follows:

                          1 Year              5 Year          Since Initial
                          ------              ------          Effective Date
                                                               (70 Months)
                                                              --------------
                    Advisor   Advisor   Advisor   Advisor   Advisor   Advisor
                    Class A   Class B   Class A   Class B   Class A   Class B
                    -------   -------   -------   -------   -------   -------

Northwest Fund      $10,978   $10,971   $14,969   $15,441   $17,198   $17,876


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the eleven month period from inception to December 31, 1996 for the Balanced, International and Small Company Funds would have been as follows:


                                            11 Month Period from Inception
                                                to December 31, 1996*
                                            ------------------------------
                                            Class A                Class B
                                            -------                -------
Balanced Fund                               $10,635                $10,612
International Fund                          $10,901                $10,891
Small Company Fund                          $11,938                $11,979

* Not Annualized.


The average annual total returns for the one-, five- and ten-year periods ended December 31, 1996, for the Growth, Equity and Income Funds would have been as follows:


                          1 Year             5 Years             10 Years
                          ------             -------             --------
                    Advisor   Advisor   Advisor   Advisor   Advisor   Advisor
                    Class A   Class B   Class A   Class B   Class A   Class B
                    -------   -------   -------   -------   -------   -------

Growth Fund          17.37%    17.69%    11.52%    12.26%    14.02%    14.53%

Equity Fund          19.37%    19.68%    18.65%    19.49%    16.11%    16.62%

Income Fund          18.38%    18.67%    13.87%    14.64%    10.88%    11.37%


The average annual total returns for the one year, five year and since-inception (70 months) periods ended December 31, 1996, for the Northwest Fund would have been as follows:


                          1 Year              5 Year          Since Initial
                          ------              ------          Effective Date
                                                               (70 Months)
                                                              --------------
                    Advisor   Advisor   Advisor   Advisor   Advisor   Advisor
                    Class A   Class B   Class A   Class B   Class A   Class B
                    -------   -------   -------   -------   -------   -------

Northwest Fund        9.78%     9.71%     8.40%     9.08%     9.74%    10.47%

CALCULATIONS

The total return, expressed as a percentage, is computed using the following formula:

                                     ERV-P
                                T =  -----  x 100
                                       P

The total return, expressed in dollars, is computed using the following formula:

                                             n
                                   T = P(1+A)

The average annual total return is computed using the following formula:

     A = (nth-root(ERV/P - 1)) x 100

     Where:    T =  total return

               A =  average annual total return

               n =  number of years

          ERV = ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

          P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge, if any, for each Class is applied.


In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their endorsements the methodology used by rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including, but not limited to: a Fund's beta, standard deviations, and price earnings ratio.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, NO-LOAD FUNDS MAGAZINE, NO-LOAD FUNDS X, PENSIONS & INVESTMENTS, RUKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

Each Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

     AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX - Price weighted (high priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

     DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively-traded Blue Chip stocks.

     NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks.

     S & P'S COMPOSITE INDEX OF 500 STOCKS - Market value weighted index of 500 stocks most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

     WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Exchanges.

     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

     RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or any sub-investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub-investment adviser, or the SAFECO Family of Funds,
(iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.

TRUSTEES AND OFFICERS

                            Position Held with      Principal Occupation
Name and Address            the Trust               During Past 5 Years
----------------            ------------------      --------------------

Boh A. Dickey*              Chairman and            President, Chief Operating
SAFECO Plaza                Trustee                 Officer and Director of
Seattle, WA 98185                                   SAFECO Corporation.
(52)                                                Previously, Executive Vice
                                                    President and Chief
                                                    Financial Officer.  He has
                                                    been an executive officer
                                                    of SAFECO Corporation and
                                                    its subsidiaries since
                                                    1982.  See table under
                                                    "Investment Advisory and
                                                    Other Services."

Barbara J. Dingfield        Trustee                 Manager, Corporate
Microsoft Corporation                               Contributions and
One Microsoft Way                                   Community Programs for
Redmond, WA 98052                                   Microsoft Corporation,
(51)                                                Redmond, Washington, a
                                                    computer software company;
                                                    Director and former
                                                    Executive Vice President
                                                    of Wright Runstad & Co.,
                                                    Seattle, Washington, a
                                                    real estate development
                                                    company;   Director of
                                                    First SAFECO National Life
                                                    Insurance Company of New
                                                    York.

David F. Hill*              President               President of SAFECO
SAFECO Plaza                Trustee                 Securities Inc. and SAFECO
Seattle, WA  98185                                  Services Corporation;
(48)                                                Senior Vice President of
                                                    SAFECO Asset Management
                                                    Company.  See table under
                                                    "Investment Advisory and
                                                    Other Services."


Richard W. Hubbard*         Trustee                 Retired Vice President and
1270 NW Blakely Ct.                                 Treasurer of the Trust and
Seattle, WA  98177                                  other SAFECO Trusts;
(68)                                                retired Senior Vice
                                                    President and Treasurer of
                                                    SAFECO Corporation; former
                                                    President of SAFECO Asset
                                                    Management Company;
                                                    Director of First SAFECO
                                                    National Life Insurance
                                                    Company of New York.


Richard E. Lundgren         Trustee                 Director of Marketing and
764 S. 293rd Street                                 Customer Relations,
Federal Way, WA  98032                              Building Materials
(59)                                                Distribution, Weyerhaeuser
                                                    Company, Tacoma,
                                                    Washington; Director of
                                                    First SAFECO National Life
                                                    Insurance Company of New
                                                    York.

Larry L. Pinnt              Trustee                 Retired Vice President and
1600 Bell Plaza                                     Chief Financial Officer of
Room 1802                                           US WEST Communications,
Seattle, WA  98191                                  Seattle, Washington;
(62)                                                Director of Key Bank of
                                                    Washington, Seattle,
                                                    Washington; Director of
                                                    University of Washington
                                                    Medical Center, Seattle,
                                                    Washington; Director of
                                                    First SAFECO National Life
                                                    Insurance Company of New
                                                    York; Director of Cascade
                                                    Natural Gas Corporation,
                                                    Seattle, Washington.

John W. Schneider           Trustee                 President of Wallingford
1808 N 41st St.                                     Group, Inc., an
Seattle, WA  98103                                  international trading and
(55)                                                business/real estate
                                                    development consulting
                                                    firm, Seattle, Washington;
                                                    former President of Coast
                                                    Hotels, Inc., Seattle,
                                                    Washington; Director of
                                                    First SAFECO National Life
                                                    Insurance Company of New
                                                    York.

Neal A. Fuller              Vice President          Vice President,
SAFECO Plaza                Controller              Controller, Assistant
Seattle, WA  98185          Assistant Secretary     Secretary and Treasurer of
(34)                                                SAFECO Securities, Inc.
                                                    and SAFECO Services
                                                    Corporation;  Vice
                                                    President, Controller,
                                                    Secretary and Treasurer of
                                                    SAFECO Asset Management
                                                    Company.  See table under
                                                    "Investment Advisory and
                                                    Other Services."

Ronald L. Spaulding         Vice President          Vice Chairman of SAFECO
SAFECO Plaza                Treasurer               Asset Management Company;
Seattle, WA  98185                                  Vice President and
(53)                                                Treasurer of SAFECO
                                                    Corporation; Director and
                                                    Vice President of SAFECO
                                                    Life Insurance Company;
                                                    former senior Portfolio
                                                    Manager of SAFECO
                                                    insurance companies'
                                                    taxable bond portfolios;
                                                    former Portfolio Manager
                                                    for several SAFECO mutual
                                                    funds.  See Table under
                                                    "Investment Advisory and
                                                    Other Services."


* Trustees who are interested persons as defined by the 1940 Act.

                     COMPENSATION TABLE FOR CURRENT TRUSTEES

               FOR THE THREE-MONTH PERIOD ENDED DECEMBER 31, 1996


                                                                                           Total
                                             Pension or                                Compensation
                                             Retirement                                    From
                                              Benefits             Estimated          Registrant and
                         Aggregate         Accrued As Part      Annual Benefits        Fund Complex
                       Compensation           of Fund                Upon                  Paid
    Trustee           from Registrant         Expenses            Retirement           to Trustees
    -------           ---------------      ---------------      ---------------       --------------
Boh A. Dickey               N/A                  N/A                  N/A                   N/A

Barbara J. Dingfield       $  790                N/A                  N/A                  $ 2,188

David F. Hill*              N/A                  N/A                  N/A                   N/A

Richard W. Hubbard         $  790                N/A                  N/A                  $ 1,750

Richard E. Lundgren        $  790                N/A                  N/A                  $ 2,188

Larry L. Pinnt             $  790                N/A                  N/A                  $ 2,188

John W. Schneider          $  790                N/A                  N/A                  $ 2,188


*  First elected to the Board of Trustees in August, 1996.


Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for five other registered open-end management investment companies that have, in the aggregate, twenty-three series companies managed by SAM.


The the fiscal year ended September 30, 1996, Barbara J. Dingfield, Richard
E. Lundgren, Larry L. Pinnt, John W. Schneider and Richard N. Hubbard each received $7,949 aggregate compensation from Registrant and (except for Mr. Hubbard) $25,750 total compensation from Registrant and the Fund complex paid to Trustees; Mr. Hubbard received $24,000 total compensation from Registrant and Fund complex paid to Trustees. Mr. Dickey and Mr. Hill are officers of various SAFECO Companies and are not compensated by the Trusts. Similarly, the officers of the SAFECO Trusts receive no compensation for their services as officers.


At April 2, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

SAM has a sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin Ireland and its U.S. office at 2

Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Adviser is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland.

The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:

                                                 SAFECO           SAFECO
    Name            Trust            SAM         Securities       Services
    ----            -----            ---         ----------       --------

B. A. Dickey      Chairman        Director                        Director
                  Trustee         Chairman

D. F. Hill        President       Senior Vice    President        President
                  Trustee         President      Director         Director
                                  Director       Secretary        Secretary

N. A. Fuller      Vice President  Vice           Vice President   Vice
                  Controller      President      Controller       President
                  Assistant       Controller     Assistant        Controller
                  Secretary       Secretary      Secretary        Assistant
                                  Treasurer      Treasurer        Secretary
                                                                  Treasurer

R. L. Spaulding   Vice President  Vice Chairman  Director         Director
                  Treasurer       Director

S. C. Bauer                       President
                                  Director

D. H. Longhurst                   Assistant      Assistant        Assistant
                                  Controller     Controller       Controller

Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation and Mr. Spaulding is Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Fund that includes furnishing office facilities, books, records and personnel to manage the Trust's and each Fund's affairs and paying certain expenses.

The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Fund, generally. In some cases, the price of the security allocated to one Fund may be higher or lower than the price of a security allocated to another Fund.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range:

                         GROWTH, EQUITY AND INCOME FUNDS

            NET ASSETS                                 ANNUAL FEE

     $0 - $100,000,000                                 .75% of 1%
     $100,000,001 - $250,000,000                       .65% of 1%
     $250,000,001 - $500,000,000                       .55% of 1%
     Over $500,000,000                                 .45% of 1%

                                 NORTHWEST FUND

          NET ASSETS                                   ANNUAL FEE

     $0 - $250,000,000                                 .75 of 1%
     $250,000,001 - $500,000,000                       .65 of 1%
     $500,000,001 - $750,000,000                       .55 of 1%
     Over $750,000,000                                 .45 of 1%

                            BALANCED AND VALUE FUNDS

          NET ASSETS                                   ANNUAL FEE

     $0 - $250,000,000                                 .75 of 1%
     $250,000,001 - $500,000,000                       .65 of 1%
     Over $500,000,000                                 .55 of 1%


                               INTERNATIONAL FUND

          NET ASSETS                                   ANNUAL FEE

     $0 - $250,000,000                                 1.10 of 1%
     $250,000,001 - $500,000,000                       1.00 of 1%
     Over $500,000,000                                 .90 of 1%


                               SMALL COMPANY FUND

          NET ASSETS                                   ANNUAL FEE

     $0 - $250,000,000                                 .85 of 1%
     $250,000,001 - $500,000,000                       .75 of 1%
     Over $500,000,000                                 .65 of 1%

Under the sub-advisory Agreement between SAM and the Sub-Adviser, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:

          NET ASSETS                                   ANNUAL FEE

     $0 - $50,000,000                                  .60 of 1%
     $50,000,001 - $100,000,000                        .50 of 1%
     Over $100,000,000                                 .40 of 1%



The following table states the total amounts of compensation paid to SAM for the fiscal period ended December 31, 1996, and the past three fiscal years for the Growth, Equity, Income and Northwest Funds:

                                   FISCAL YEAR OR PERIOD ENDED


                      For the Three Month
                         Period Ended         September 30,      September 30,  September 30,
                       December 31, 1996          1996               1995           1994
                      -------------------     ------------       ------------   -------------
     Growth Fund         $  327,000            $1,260,000         $1,107,000     $1,096,000
     Equity Fund         $1,131,000            $3,752,000         $3,151,000     $1,676,000
     Income Fund         $  469,000            $1,597,000         $1,348,000     $1,363,000
     Northwest Fund      $   80,000            $  305,000         $  269,000     $  287,000


The total amount of compensation paid to SAM for the Balanced, International, and Small Company Fund for the period from January 31, 1996 through December 31, 1996 was $47,000, $81,000, and $78,000, respectively.


DISTRIBUTION ARRANGEMENTS. SAFECO Securities is the principal underwriter for each Fund and acts as the distributor of the Advisor Class A and Advisor Class B shares of each Fund under a Distribution Agreement with the Trust that requires SAFECO Securities to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously.

Under separate plans of distribution pertaining to the Advisor Class A and Advisor Class B shares of each Fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each a "Plan"), each Advisor Class pays fees described in the Prospectus.

Among other things, each Plan provides that (1) SAFECO Securities will submit to the Trust's Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect so long as it is approved at least annually and any material amendment thereto is approved, by the Trust's Board of Trustees, including those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at the meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant Advisor Class of that Fund and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

In reporting amounts expended under the Plans to the Trustees, SAFECO Securities will allocate expenses attributable to the sale of each Advisor Class of Fund shares to such Advisor Class based on the ratio of sales of shares of such Advisor Class to the sales of all Advisor Classes of shares. Expenses attributable to a specific Advisor Class will be allocated to that Advisor Class.

In approving the adoption of each Plan, the Trustees determined that the adoption was in the best interests of the Funds' shareholders.

In the event that a Plan is terminated or not continued with respect to the Advisor Class A or Advisor Class B shares of any Fund, (i) no fees would be owed by a Fund to SAFECO Securities with respect to that class, and (ii) a Fund would not be obligated to pay SAFECO Securities for any amounts expended under the Plan not previously recovered by SAFECO Securities.

The Plans comply with rules of the National Association of Securities Dealers, Inc. which limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of that class, plus interest at the prime rate plus 1% per annum.


CUSTODIAN. State Street Bank and Trust Company, 1776 Heritage Drive North Quincy, MA 02170, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with the Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A. has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.


AUDITOR. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.


TRANSFER AGENT. SAFECO Services, SAFECO Plaza, Seattle, Washington 98185 is the transfer, dividend and distribution disbursement and shareholder servicing agent for the Advisor classes of each Fund under an Agreement with the Trust. SAFECO Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's Advisor Class A and Advisor Class B shareholders, records of transactions involving each Fund's Advisor Class A and Advisor Class B shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is paid a fee for these services equal to $28.00 per shareholder account, but not to exceed
 .30% of each Fund's average net assets.

The following table shows the fees paid by the Growth, Equity, Income and Northwest Funds to SAFECO Services during the fiscal period ended December 31, 1996 and the past three fiscal years:


                                   Fiscal Year or Period Ended

Caption>
                      For the Three Month
                         Period Ended         September 30,      September 30,  September 30,
                       December 31, 1996          1996               1995           1994
                      -------------------     ------------       ------------   -------------
Growth Fund               $   99,000           $  384,000         $  305,000     $  210,000
Equity Fund               $  378,000           $1,203,000         $1,018,000     $  371,000
Income Fund               $  123,000           $  359,000         $  298,000     $  264,000
Northwest Fund            $   32,000           $  105,000         $   97,000     $   85,000
------------------


     The fees paid by the Balanced, International and Small Company Fund during the period from January 31, 1996 through December 31, 1996 were $6,000, $14,000, and $21,000, respectively.


     The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.


BROKERAGE PRACTICES


Brokers typically charge commissions on mark-ups/mark-downs to affect securities transactions. Securities owned by the Funds may be purchased with brokerage commissions or on a principal basis without brokerage commissions. The Fund may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Funds are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expense for each Fund for the fiscal period ended December 31, 1996, and the past three fiscal years for the Growth, Equity, Income and Northwest Funds:


                                   Fiscal Year or Period Ended

                  For the Three Month
                     Period Ended            September 30,       September 30,  September 30,
                   December 31, 1996             1996                1995           1994
                  -------------------        ------------        ------------   -------------
Growth Fund          $   63,000               $  518,092          $  489,983     $  220,350
Equity Fund          $  278,203               $1,224,694          $1,082,137     $  731,184
Income Fund          $   42,827               $  286,999          $  159,717     $  111,612
Northwest Fund       $   25,566               $   13,599          $    6,536     $   11,409


The total amount of brokerage expenses for the Balanced, International and Small Company Funds during the period ended December 31, 1996 were $1,548, $5,311, and $4,615, respectively.


REDEMPTION IN KIND

If the Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which each Fund must redeem shares tendered by a shareholder of a Fund solely in cash up to the lesser of $250,000 or 1% of a net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

FINANCIAL STATEMENTS

The following financial statements for the Growth, Equity, Income, Northwest, International, Balanced and Small Company Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Trust's Annual Report for the periods, ended December 31, 1996.


     Portfolio of Investments as of December 31, 1996
     Statement of Assets and Liabilities as of December 31, 1996
     Statement of Operations for the Period Ended December 31, 1996 and for the
       Period/Year Ended September 30, 1996
     Statement of Changes in Net Assets for the Period Ended December 31, 1996
       and for the Period/Years Ended September 30, 1996 and September 30, 1995 Notes to Financial Statements

A copy of the Trust's Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-463-8791 or by writing to the address on the first page of this Statement of Additional Information.

DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.
     -    High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinated to, a debt issue.

EXCERPTS FROM MOODY'S DESCRIPTION OF ITS PREFERRED STOCK RATINGS:

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.***

EXCERPTS FROM S&P'S DESCRIPTION OF ITS PREFERRED STOCK RATINGS:

AAA -- This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA -- A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- an issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

"BB", "B", "CCC" PREFERRED STOCK RATED "BB," AND "CCC" -- are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"CC" -- The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

"C" -- A preferred stock rated "C" is a nonpaying issue.

"D" -- A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-) To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            SAFECO COMMON STOCK TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       Financial Statements:

          Part A

          - None

          Part B

          The following financial statements of each series of the Registrant and the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference in Part B of this Registration Statement. Portfolio of Investments as of December 31, 1996 Statement of Assets and Liabilities as of December 31, 1996 Statement of Changes in Net Assets for the Three-Month Period Ended December 31, 1996 and the Years ended September 30, 1996 and September 30, 1995 Notes to Financial Statements.

          the Registration Statement of SAFECO Managed Bond Trust and will be filed with the SEC on or about February 27, 1997 for SAFECO Managed Bond Trust.

          Financial Statements from the Registrant's Annual Report are filed as
          Exhibit 12.

(b)  Exhibits:

Exhibit
Number                   Description                                       Page
-------                  -----------                                       ----


(27.1-7)                 Financial Data Schedules


(1)                      Trust Instrument/Certificate of Trust             *

(2)                      Bylaws                                            *

(3)                      Inapplicable

(4)                      Form of Stock Certificate                         *

(5)                      Investment Advisory and Management                *
                         Contract

                         Sub-Investment Advisory Contract

(6)                      Form of Distribution Agreement                    **
                         Form of Selling Dealer Agreement                  **

(7)                      Inapplicable


(8)                      Custody Agreement with State Street               *
                           Bank and Trust Company
                         Custody Agreement with Chase
                           Manhattan Bank
                         Form of Chase Manhattan Bank                      *
                           Subcustodian Agreement


(9)                      Form of Transfer Agent Agreement                  **

(10)                     Opinion and Consent of Counsel for
                           No-Load Class
                         Opinion and Consent of Counsel for
                           Advisor Class A and Advisor Class B


(11)                     Consent of Independent Auditors


(12)                     Registrant's Annual Report for Year Ended         +
                         December 31, 1996 Including Financial
                         Statements

(13)                     Subscription Agreement                            *

(14)                     Prototype 401(k)/Profit Sharing Plan              *

(15)                     Rule 12b-1 Plan (Advisor Class A)                 **
                         Rule 12b-1 Plan (Adviser Class B)

(16)                     Calculation of Performance Information-           *
                           No-Load Class
                         Calculation of Performance Information-
                           Advisor Class A
                         Calculation of Performance Information-
                           Advisor Class B

(17)                     See Exhibit 27.1-7

(18)                     Rule 18f-3 Plan                              **

* Filed as an exhibit to Post-Effective Amendment No. 8 filed with the SEC on November 17, 1995.

** Filed as an exhibit to Post-Effective Amendment No. 10 filed with the SEC on July 31, 1996.

*** Filed as an exhibit to Post-Effective Amendment No. 9 filed with the SEC on January 31, 1996.


+    Registrant's Annual Report was filed with the SEC on or about
     February 26, 1997.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of seven Delaware business trusts:
SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of eight mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund (formerly Fixed-Income Portfolio). The SAFECO Resource Series Trust consists of six mutual funds:
Equity Portfolio, Growth Portfolio, Northwest Portfolio, Bond Portfolio, Money Market Portfolio and Small Company Stock Portfolio.


SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, 50% of Mission Oaks Hospital, Inc., a California corporation, S.C. River Oaks, Inc., a Washington corporation, Mississippi Health Services, Inc., a Louisiana corporation, and Safecare Texas, Inc., a Texas corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a

California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation:
Washington Square, Inc. and Winmar Pacific, Inc.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


At April 2, 1997, Registrant had the following number of shareholders:



TITLE OF CLASS                               NUMBER OF SHAREHOLDERS OF RECORD

SAFECO GROWTH FUND

No-Load Class                                          12,892

Advisor Class A                                          26

Advisor Class B                                          15

SAFECO EQUITY FUND

No-Load Class                                          52,479

Advisor Class A                                          151

Advisor Class B                                           73

SAFECO INCOME FUND

No-Load Class                                          15,784

Advisor Class A                                           16

Advisor Class B                                            7

SAFECO NORTHWEST FUND

TITLE OF CLASS                               NUMBER OF SHAREHOLDERS OF RECORD

No-Load Class                                            3,874

Advisor Class A                                            69

Advisor Class B                                            24

SAFECO BALANCED FUND

No-Load Class                                              374

Advisor Class A                                              7

Advisor Class B                                             13

SAFECO INTERNATIONAL FUND

No-Load Class                                               834

Advisor Class A                                              8

Advisor Class B                                             10

SAFECO SMALL COMPANY STOCK FUND

No-Load Class                                              1,454

Advisor Class A                                              5

Advisor Class B                                             13

TITLE OF CLASS                               NUMBER OF SHAREHOLDERS OF RECORD

SAFECO SMALL COMPANY STOCK FUND

No-Load Class

Advisor Class A

Advisor Class B


ITEM 27.  INDEMNIFICATION

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words, "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry) or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an Agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an Agreement with its transfer agent, Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance hereunder; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-INVESTMENT ADVISER


The investment adviser to the Registrant, SAM, serves as an adviser to: (a) twenty-five series (portfolios) of six registered investment companies, including six series of an investment company that serves as the investment vehicle for variable insurance products, and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The sub-investment adviser to the SAFECO International Stock Fund, Bank of Ireland Asset Management (U.S.) Limited, serves as investment adviser to other registered open-end investment companies and other advisory clients. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SAFECO Securities, Inc., the principal underwriter for each class of each series of Registrant, acts also as the principal underwriter for each class of each series of SAFECO Tax-Exempt Bond Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust, and SAFECO Managed Bond Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for SAFECO Separate Account C, SAFECO Variable Account B and SAFECO Separate Account SL, all of which are variable insurance products.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


State Street Bank and Trust Company, 1776 Heritage Drive North Quincy, MA 02170; the Bank of Ireland Investment Management Limited, 26 Fitzwilliam Street, Dublin, Ireland; Bank of Ireland Investment Management (U.S.) Limited, 2 Greenwich Plaza, Greenwich, Connecticut; Chase Manhattan Bank, N.A, 1212 Avenue of the Americas, New York, New York, and various sub-custodians maintain physical possession of the accounts, books and documents of Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington 98185, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31.  MANAGEMENT SERVICES

Inapplicable.

ITEM 32.  UNDERTAKINGS

Registrant, on behalf of the U.S. Value Fund undertakes to file a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

Registrant also undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington as of the 29th day of April, 1997.


                               SAFECO COMMON STOCK TRUST


                               By:   /s/   David F. Hill
                                    ----------------------------------
                                      David F. Hill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Name                               Title                    Date

/s/  David F. Hill++                    President and Trustee         4/29/97
------------------------------          Principal Executive Officer   ------
David F. Hill


RONALD L. SPAULDING*                    Vice President                4/29/97
------------------------------          Treasurer                     ------
Ronald L. Spaulding


NEAL A. FULLER*                         Vice President                4/29/97
------------------------------          Controller                    ------
Neal A. Fuller                          Assistant Secretary


/s/  Boh A. Dickey++                    Chairman and Trustee          4/29/97
------------------------------                                        ------
Boh A. Dickey


BARBARA J. DINGFIELD*                   Trustee                       4/29/97
------------------------------                                        ------
Barbara J. Dingfield


RICHARD W. HUBBARD*++                   Trustee                       4/29/97
------------------------------                                        ------
Richard W. Hubbard


RICHARD E. LUNDGREN*                    Trustee                       4/29/97
------------------------------                                        ------
Richard E. Lundgren


LARRY L. PINNT*                         Trustee                       4/29/97
------------------------------                                        ------
Larry L. Pinnt


JOHN W. SCHNEIDER*                      Trustee                       4/29/97
------------------------------                                        ------
John W. Schneider


                                             *By  /s/  Boh A. Dickey
                                                  ------------------------------
                                                  Boh A. Dickey
                                                  Attorney-in-Fact

                                             *By  /s/  David F. Hill
                                                  ------------------------------
                                                  David F. Hill
                                                  Attorney-in-Fact

++   Trustees who are interested persons as defined by the 1940 Act.